UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02896

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 15

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2024

Date of reporting period:	2/29/2024

Item 1 – Reports to Stockholders –

PGIM SHORT DURATION HIGH YIELD INCOME FUND

SEMIANNUAL REPORT

FEBRUARY 29, 2024

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 29, 2024 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2024 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Short Duration High Yield Income Fund informative and useful. The report covers performance for the six-month period ended February 29, 2024.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President and Principal Executive Officer

PGIM Short Duration High Yield Income Fund

April 15, 2024

PGIM Short Duration High Yield Income Fund 3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 2/29/24	Average Annual Total Returns as of 2/29/24

	(without sales charges)	(with sales charges)

	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	4.82	7.08	3.69	3.67	—

Class C	4.43	7.73	3.39	3.13	—

Class Z	4.95	9.81	4.40	4.17	—

Class R6	4.85	9.87	4.45	N/A	4.43 (10/27/2014)

Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index

	5.54	9.82	4.27	4.03	—

Average Annual Total Returns as of 2/29/24 Since Inception (%)

Class R6 (10/27/2014)

Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index	4.15

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	2.25% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definition

Bloomberg US High Yield Ba/B 1–5 Year 1% Capped Index—The Bloomberg US High Yield Ba/B 1–5 Year 1% Capped Index represents the performance of US short duration, higher-rated high yield bonds.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Short Duration High Yield Income Fund 5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 2/29/24 (%)

AAA	8.3

A	0.3

BBB	4.2

BB	45.3

B	28.9

CCC	7.2

Not Rated	2.7

Cash/Cash Equivalents	3.1

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 2/29/24

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.28	6.44	6.39

Class C	0.25	5.83	5.77

Class Z	0.29	6.84	6.78

Class R6	0.29	6.90	6.88

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 29, 2024. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Short Duration High Yield Income Fund 7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Short Duration High Yield Income Fund		Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,048.20	1.00%	$5.09

	Hypothetical	$1,000.00	$1,019.89	1.00%	$5.02

Class C	Actual	$1,000.00	$1,044.30	1.75%	$8.89

	Hypothetical	$1,000.00	$1,016.16	1.75%	$8.77

Class Z	Actual	$1,000.00	$1,049.50	0.75%	$3.82

	Hypothetical	$1,000.00	$1,021.13	0.75%	$3.77

Class R6	Actual	$1,000.00	$1,048.50	0.70%	$3.57

	Hypothetical	$1,000.00	$1,021.38	0.70%	$3.52

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended February 29, 2024, and divided by the 366 days in the Fund’s fiscal year ending August 31, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 95.2%

ASSET-BACKED SECURITIES 3.8%

Collateralized Loan Obligations

Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	7.064%(c)	07/15/30	32,400	$32,518,464
Battalion CLO Ltd. (Cayman Islands), Series 2015-09A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.676(c)	07/15/31	24,339	24,326,827
BlueMountain CLO Ltd. (Cayman Islands), Series 2016-02A, Class A1R2, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.701(c)	08/20/32	20,000	20,017,082
BlueMountain Fuji US CLO Ltd. (Cayman Islands), Series 2017-02A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)	6.579(c)	10/20/30	4,235	4,239,682
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1A, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 0.000%)	6.631(c)	07/27/31	4,511	4,515,564
Series 2015-04A, Class A1R, 144A, 3 Month SOFR + 1.602% (Cap N/A, Floor 0.000%)	6.919(c)	07/20/32	7,000	7,020,774
KKR Static CLO Ltd. (Cayman Islands), Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.220% (Cap N/A, Floor 2.220%)	7.538(c)	10/20/31	30,614	30,646,062
Madison Park Funding Ltd. (Cayman Islands), Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	6.604(c)	10/15/32	7,500	7,503,750
Signal Peak CLO Ltd., Series 2018-05A, Class A, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)	6.696(c)	04/25/31	7,330	7,330,117
TICP CLO Ltd. (Cayman Islands), Series 2017-09A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.719(c)	01/20/31	8,656	8,663,929
Trinitas CLO Ltd. (Cayman Islands), Series 2023-26A, Class A1, 144A, 3 Month SOFR + 1.690% (Cap N/A, Floor 1.690%)	7.008(c)	01/20/35	30,000	30,076,041
Wellfleet CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.779(c)	10/20/31	6,124	6,125,152

TOTAL ASSET-BACKED SECURITIES
(cost $181,660,334)				182,983,444

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 9

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS 77.4%

Aerospace & Defense 1.9%

AAR Escrow Issuer LLC,
Sr. Unsec’d. Notes, 144A	6.750%	03/15/29	1,200	$1,211,274
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	6.000	02/15/28	17,150	16,656,251
Sr. Unsec’d. Notes, 144A(a)	7.125	06/15/26	18,133	18,268,997
Sr. Unsec’d. Notes, 144A(a)	7.500	02/01/29	3,900	3,955,536
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	12,311	12,311,000
TransDigm, Inc.,
Gtd. Notes	5.500	11/15/27	20,458	19,764,051
Gtd. Notes	7.500	03/15/27	6,788	6,786,271
Sr. Sec’d. Notes, 144A	6.250	03/15/26	2,475	2,474,254
Sr. Sec’d. Notes, 144A	6.375	03/01/29	8,910	8,954,461

				90,382,095

Airlines 1.1%

American Airlines, Inc.,
Sr. Sec’d. Notes, 144A(a)	7.250	02/15/28	2,925	2,949,586
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A(a)	5.500	04/20/26	30,052	29,780,684
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	4,237	4,079,308
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	11,573	9,750,252
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	5,322	4,483,785

				51,043,615

Apparel 0.2%

Hanesbrands, Inc.,
Gtd. Notes, 144A(a)	4.875	05/15/26	1,475	1,424,163
William Carter Co. (The),
Gtd. Notes, 144A	5.625	03/15/27	7,240	7,127,940

				8,552,103

Auto Manufacturers 1.7%

Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A	4.750	10/01/27	3,824	3,667,672
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.300	02/10/25	5,800	5,610,274
Sr. Unsec’d. Notes	2.700	08/10/26	1,750	1,624,631

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)

Ford Motor Credit Co. LLC, (cont’d.)
Sr. Unsec’d. Notes(a)	2.900%	02/16/28	12,250	$10,981,611
Sr. Unsec’d. Notes	3.375	11/13/25	3,500	3,358,716
Sr. Unsec’d. Notes	3.664	09/08/24	2,825	2,790,095
Sr. Unsec’d. Notes	4.125	08/17/27	3,207	3,031,116
Sr. Unsec’d. Notes	4.134	08/04/25	8,500	8,294,749
Sr. Unsec’d. Notes	4.950	05/28/27	2,300	2,235,991
Sr. Unsec’d. Notes	5.125	06/16/25	2,000	1,980,250
Sr. Unsec’d. Notes	5.584	03/18/24	1,525	1,524,449
Sr. Unsec’d. Notes(a)	6.800	05/12/28	3,227	3,330,637
Sr. Unsec’d. Notes	6.950	03/06/26	3,800	3,868,607
Sr. Unsec’d. Notes	7.350	11/04/27	9,750	10,187,947
Sr. Unsec’d. Notes, GMTN	4.389	01/08/26	1,765	1,717,172
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A(a)	7.750	10/15/25	6,625	6,683,830
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN	1.850	09/16/26	6,450	5,807,619
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A	9.500	10/01/28	4,700	4,759,398

				81,454,764

Auto Parts & Equipment 1.0%

Adient Global Holdings Ltd.,
Gtd. Notes, 144A(a)	4.875	08/15/26	6,695	6,469,044
Sr. Sec’d. Notes, 144A	7.000	04/15/28	2,820	2,873,016
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250	03/15/26	964	952,903
Gtd. Notes	6.500	04/01/27	5,040	4,971,617
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A(a)	8.500	05/15/27	4,200	4,210,500
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A(a)	5.750	04/15/25	4,737	4,713,315
Dana, Inc.,
Sr. Unsec’d. Notes(a)	5.375	11/15/27	2,400	2,328,326
Sr. Unsec’d. Notes(a)	5.625	06/15/28	3,700	3,584,523
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28	17,900	16,316,927
Titan International, Inc.,
Sr. Sec’d. Notes(a)	7.000	04/30/28	2,300	2,275,746

				48,695,917

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 11

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Banks 1.0%

Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, MTN	3.625%	09/09/24		2,170	$2,147,804
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/27		3,750	3,572,986
Sr. Unsec’d. Notes, 144A	7.625	05/01/26		20,823	20,665,877
Sr. Unsec’d. Notes, 144A	12.000	10/01/28		825	893,919
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A, MTN	5.017	06/26/24		6,725	6,686,730
Popular, Inc. (Puerto Rico),
Sr. Unsec’d. Notes	7.250	03/13/28		13,700	13,905,500

					47,872,816

Building Materials 1.3%

Eco Material Technologies, Inc.,
Sr. Sec’d. Notes, 144A	7.875	01/31/27		6,615	6,624,694
Griffon Corp.,
Gtd. Notes	5.750	03/01/28		4,375	4,235,341
JELD-WEN, Inc.,
Gtd. Notes, 144A(a)	4.625	12/15/25		4,570	4,471,175
Gtd. Notes, 144A(a)	4.875	12/15/27		6,320	6,009,577
Masonite International Corp.,
Gtd. Notes, 144A	5.375	02/01/28		1,376	1,374,349
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.750	01/15/28		5,600	5,286,216
Sr. Unsec’d. Notes, 144A	5.000	02/15/27		35,138	33,827,998

					61,829,350

Chemicals 1.8%

Avient Corp.,
Sr. Unsec’d. Notes, 144A	5.750	05/15/25		27,462	27,317,416
Chemours Co. (The),
Gtd. Notes	4.000	05/15/26	EUR	3,600	3,546,148
Cornerstone Chemical Co.,
Sr. Sec’d. Notes, 144A^	15.000	12/06/28		2,543	2,543,444
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A(a)	4.875	06/01/24		13,450	13,365,938
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	4.250	10/01/28		3,481	3,118,813
Sr. Sec’d. Notes, 144A	9.750	11/15/28		7,775	8,267,696

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)

Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A	7.250%	04/01/25		363	$354,245
SNF Group SACA (France),
Sr. Unsec’d. Notes, 144A	3.125	03/15/27		18,392	16,995,357
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	13.000	12/16/27		5,361	5,472,938
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A	4.875	06/15/27		4,615	4,392,535

					85,374,530

Coal 0.1%

Conuma Resources Ltd. (Canada),
Sr. Sec’d. Notes, 144A	13.125	05/01/28		6,076	5,962,075

Commercial Services 3.7%

Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/28		4,953	4,713,501
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26		24,698	24,621,202
Sr. Unsec’d. Notes, 144A	9.750	07/15/27		10,774	10,734,773
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28		10,366	9,199,825
Sr. Sec’d. Notes, 144A	4.625	06/01/28		3,625	3,199,062
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A(a)	5.625	04/15/26		19,350	18,770,383
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29		875	768,290
Gtd. Notes, 144A	4.625	10/01/27		15,275	14,369,114
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A	4.750	04/01/28		1,020	923,461
Gtd. Notes, 144A(a)	5.750	07/15/27		6,575	6,263,866
Gtd. Notes, 144A	5.750	07/15/27		13,920	13,258,800
Avis Budget Finance PLC,
Gtd. Notes	4.750	01/30/26	EUR	1,825	1,964,767
Brink’s Co. (The),
Gtd. Notes, 144A	4.625	10/15/27		1,311	1,238,164
Herc Holdings, Inc.,
Gtd. Notes, 144A(a)	5.500	07/15/27		14,941	14,626,651

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 13

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

Hertz Corp. (The),
Gtd. Notes, 144A(a)	4.625%	12/01/26	3,625	$3,210,113
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.500	09/01/28	6,250	5,453,413
Service Corp. International,
Sr. Unsec’d. Notes(a)	4.625	12/15/27	4,725	4,529,109
United Rentals North America, Inc.,
Gtd. Notes(a)	4.875	01/15/28	1,275	1,230,297
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A	9.750	08/15/26	36,573	36,651,127
VT Topco, Inc.,
Sr. Sec’d. Notes, 144A	8.500	08/15/30	2,175	2,267,542

				177,993,460

Computers 0.7%

CA Magnum Holdings (India),
Sr. Sec’d. Notes, 144A	5.375	10/31/26	2,100	2,007,999
NCR Voyix Corp.,
Gtd. Notes, 144A	5.000	10/01/28	2,575	2,389,741
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A	5.750	06/01/25	28,845	28,693,988

				33,091,728

Distribution/Wholesale 0.4%

H&E Equipment Services, Inc.,
Gtd. Notes, 144A	3.875	12/15/28	19,099	17,223,074
Ritchie Bros Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A	6.750	03/15/28	1,200	1,223,640

				18,446,714

Diversified Financial Services 3.5%

Bread Financial Holdings, Inc.,
Gtd. Notes, 144A	9.750	03/15/29	11,635	11,904,557
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	9.250	02/01/29	1,140	1,157,887
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A	8.000	02/15/27	6,475	6,636,875
Sr. Unsec’d. Notes, 144A	8.000	06/15/28	300	309,375

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)

goeasy Ltd. (Canada),
Gtd. Notes, 144A	4.375%	05/01/26	7,350	$7,000,875
Gtd. Notes, 144A	9.250	12/01/28	1,477	1,563,035
LD Holdings Group LLC,
Gtd. Notes, 144A(a)	6.125	04/01/28	12,575	10,257,906
LFS Topco LLC,
Gtd. Notes, 144A	5.875	10/15/26	11,200	10,361,559
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A	8.125	03/30/29	2,225	2,316,781
Sr. Unsec’d. Notes, 144A	8.375	05/01/28	1,175	1,226,406
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28	9,470	8,978,015
Gtd. Notes, 144A	6.000	01/15/27	9,425	9,266,465
Navient Corp.,
Sr. Unsec’d. Notes(a)	4.875	03/15/28	8,750	7,988,196
Sr. Unsec’d. Notes(a)	5.000	03/15/27	4,963	4,710,494
Sr. Unsec’d. Notes(a)	5.500	03/15/29	2,800	2,537,882
Sr. Unsec’d. Notes	5.875	10/25/24	500	498,944
Sr. Unsec’d. Notes	6.750	06/25/25	5,150	5,187,698
OneMain Finance Corp.,
Gtd. Notes	3.500	01/15/27	6,050	5,555,486
Gtd. Notes	3.875	09/15/28	2,525	2,206,100
Gtd. Notes	6.875	03/15/25	17,747	17,923,192
Gtd. Notes	7.125	03/15/26	17,838	18,121,078
Gtd. Notes	7.875	03/15/30	3,100	3,153,380
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	5.375	10/15/25	13,575	13,369,502
Gtd. Notes, 144A	7.875	12/15/29	4,282	4,380,043
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A(a)	2.875	10/15/26	8,069	7,415,436
Gtd. Notes, 144A(a)	3.625	03/01/29	4,550	4,040,231

				168,067,398

Electric 2.7%

Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500	02/15/28	10,660	10,058,147
Sr. Sec’d. Notes, 144A(a)	5.250	06/01/26	5,465	5,393,369
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	17,347	16,458,023
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	13,524	13,321,167
Gtd. Notes, 144A(a)	5.250	06/15/29	24,775	23,489,971

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 15

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375%	05/01/29	16,000	$14,613,491
Gtd. Notes, 144A	5.000	07/31/27	26,816	25,715,593
Gtd. Notes, 144A	5.500	09/01/26	2,892	2,847,833
Gtd. Notes, 144A	5.625	02/15/27	16,333	15,930,253

				127,827,847

Electrical Components & Equipment 1.0%

Energizer Holdings, Inc.,
Gtd. Notes, 144A(a)	6.500	12/31/27	16,843	16,713,305
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29	3,450	3,454,360
Gtd. Notes, 144A	7.125	06/15/25	23,198	23,260,226
Gtd. Notes, 144A	7.250	06/15/28	2,802	2,865,495

				46,293,386

Electronics 0.4%

Likewize Corp.,
Sr. Sec’d. Notes, 144A	9.750	10/15/25	16,109	16,389,264
Sensata Technologies BV,
Gtd. Notes, 144A	5.000	10/01/25	3,020	2,982,250

				19,371,514

Engineering & Construction 0.1%

AECOM,
Gtd. Notes	5.125	03/15/27	1,965	1,924,397
Brand Industrial Services, Inc.,
Sr. Sec’d. Notes, 144A	10.375	08/01/30	700	745,807

				2,670,204

Entertainment 2.2%

Caesars Entertainment, Inc.,
Gtd. Notes, 144A(a)	4.625	10/15/29	2,175	1,985,710
Sr. Sec’d. Notes, 144A	7.000	02/15/30	14,475	14,833,203
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A	6.375	05/01/26	19,144	18,926,895
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	7.625	04/15/26	13,666	13,673,931

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)

International Game Technology PLC,
Sr. Sec’d. Notes, 144A	4.125%	04/15/26	2,700	$2,598,750
Sr. Sec’d. Notes, 144A(a)	6.250	01/15/27	8,500	8,514,875
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	4,775	4,548,292
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	5,075	4,823,932
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A	4.875	05/01/29	8,253	7,569,549
Motion Bondco DAC (United Kingdom),
Gtd. Notes, 144A(a)	6.625	11/15/27	3,000	2,880,300
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	4.125	07/01/29	2,000	1,680,710
Sr. Unsec’d. Notes, 144A	5.625	01/15/27	24,783	23,699,002

				105,735,149

Environmental Control 0.0%

GFL Environmental, Inc. (Canada),
Gtd. Notes, 144A(a)	4.000	08/01/28	1,700	1,553,375
Gtd. Notes, 144A	4.375	08/15/29	841	767,413

				2,320,788

Foods 1.2%

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.250	03/15/26	1,423	1,352,980
Gtd. Notes, 144A	4.625	01/15/27	13,125	12,650,943
Gtd. Notes, 144A	6.500	02/15/28	750	754,758
B&G Foods, Inc.,
Gtd. Notes(a)	5.250	04/01/25	17,828	17,751,135
Gtd. Notes	5.250	09/15/27	20,976	19,513,020
Post Holdings, Inc.,
Gtd. Notes, 144A	5.500	12/15/29	7,735	7,386,207

				59,409,043

Gas 0.4%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25	9,274	9,103,869

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 17

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Gas (cont’d.)

AmeriGas Partners LP/AmeriGas Finance Corp., (cont’d.)
Sr. Unsec’d. Notes	5.750%	05/20/27	4,874	$4,608,087
Sr. Unsec’d. Notes	5.875	08/20/26	6,604	6,400,758

				20,112,714

Healthcare-Products 0.0%

Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29	1,825	1,635,942

Healthcare-Services 2.7%

DaVita, Inc.,
Gtd. Notes, 144A	4.625	06/01/30	12,165	10,698,717
HCA, Inc.,
Gtd. Notes	7.050	12/01/27	15,705	16,425,290
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A(a)	4.375	02/15/27	24,830	23,123,097
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A	7.250	11/01/25	41,378	41,278,691
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A(a)	9.750	12/01/26	16,933	16,943,437
Tenet Healthcare Corp.,
Gtd. Notes(a)	6.125	10/01/28	3,425	3,385,532
Sr. Sec’d. Notes	4.250	06/01/29	10,700	9,837,089
Sr. Sec’d. Notes	4.625	06/15/28	4,994	4,742,087

				126,433,940

Home Builders 4.7%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/28	3,260	3,260,957
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	16,812	16,354,132
Gtd. Notes(a)	6.750	03/15/25	12,045	12,039,381
Gtd. Notes	7.250	10/15/29	6,417	6,422,313
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	6.250	09/15/27	31,689	30,659,108
Century Communities, Inc.,
Gtd. Notes	6.750	06/01/27	6,996	7,008,135
Empire Communities Corp. (Canada),
Sr. Unsec’d. Notes, 144A(a)	7.000	12/15/25	29,712	29,414,880

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)

Forestar Group, Inc.,
Gtd. Notes, 144A	3.850%	05/15/26	20,960	$19,937,627
Gtd. Notes, 144A	5.000	03/01/28	3,150	2,972,791
M/I Homes, Inc.,
Gtd. Notes	4.950	02/01/28	8,649	8,229,354
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	5.250	12/15/27	33,644	32,382,350
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	6,075	5,828,680
Sr. Unsec’d. Notes	4.750	04/01/29	4,100	3,852,389
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A	8.750	02/15/29	4,320	4,425,645
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	8,769	8,649,204
Gtd. Notes, 144A	5.875	06/15/27	6,681	6,663,242
Gtd. Notes, 144A	6.625	07/15/27	1,450	1,435,204
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	21,693	21,268,339
Gtd. Notes	5.700	06/15/28	2,143	2,106,594

				222,910,325

Household Products/Wares 0.1%

Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Gtd. Notes, 144A(a)	7.000	12/31/27	4,500	4,349,340
Sr. Sec’d. Notes, 144A	5.000	12/31/26	2,736	2,640,240

				6,989,580

Housewares 0.2%

Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.375	02/01/32	2,400	2,009,694
Gtd. Notes(a)	4.500	10/15/29	7,975	7,079,621

				9,089,315

Insurance 0.2%

Acrisure LLC/Acrisure Finance, Inc.,
Sr. Unsec’d. Notes, 144A	8.250	02/01/29	7,661	7,570,496

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 19

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Internet 1.9%

Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A	3.875%	09/15/27	11,805	$10,698,259
Cogent Communications Group, Inc.,
Sr. Sec’d. Notes, 144A	3.500	05/01/26	1,150	1,098,019
Gen Digital, Inc.,
Sr. Unsec’d. Notes, 144A	5.000	04/15/25	47,505	47,032,932
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A	5.250	12/01/27	15,010	14,570,037
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.,
Sr. Sec’d. Notes, 144A	4.750	04/30/27	16,180	15,615,397

				89,014,644

Iron/Steel 0.9%

ATI, Inc.,
Sr. Unsec’d. Notes	7.250	08/15/30	2,416	2,484,699
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	01/31/29	11,361	11,456,237
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.750	04/15/30	4,275	4,243,917
Sr. Sec’d. Notes, 144A	6.750	03/15/26	18,100	18,249,679
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	9.250	10/01/28	4,800	5,034,000

				41,468,532

Leisure Time 4.6%

Carnival Corp.,
Gtd. Notes, 144A(a)	5.750	03/01/27	35,725	35,278,437
Gtd. Notes, 144A(a)	6.000	05/01/29	3,650	3,549,625
Sr. Sec’d. Notes, 144A	4.000	08/01/28	12,675	11,696,490
Carnival Holdings Bermuda Ltd.,
Gtd. Notes, 144A	10.375	05/01/28	5,887	6,421,604
Lindblad Expeditions Holdings, Inc.,
Sr. Sec’d. Notes, 144A	9.000	05/15/28	5,525	5,810,467
Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A	6.750	02/15/27	900	902,749
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	32,182	31,337,222
Sr. Sec’d. Notes, 144A	5.875	02/15/27	9,716	9,602,517
Sr. Sec’d. Notes, 144A(a)	8.125	01/15/29	2,100	2,201,325
Sr. Sec’d. Notes, 144A	8.375	02/01/28	4,725	4,949,438
Sr. Unsec’d. Notes, 144A(a)	3.625	12/15/24	11,139	10,971,915

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Leisure Time (cont’d.)

NCL Corp. Ltd., (cont’d.)
Sr. Unsec’d. Notes, 144A(a)	7.750%	02/15/29	2,300	$2,348,875
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A(a)	5.375	07/15/27	11,244	10,998,206
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	16,335	16,079,684
Sr. Unsec’d. Notes, 144A	11.625	08/15/27	22,975	24,755,563
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	19,275	18,829,266
Gtd. Notes, 144A(a)	6.250	05/15/25	3,000	2,996,250
Sr. Unsec’d. Notes, 144A	7.000	02/15/29	15,425	15,405,719
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A	5.000	02/15/28	4,250	4,067,675

				218,203,027

Lodging 3.1%

Boyd Gaming Corp.,
Gtd. Notes(a)	4.750	12/01/27	1,725	1,660,311
Genting New York LLC/GENNY Capital, Inc.,
Sr. Unsec’d. Notes, 144A	3.300	02/15/26	15,211	14,108,778
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes	2.900	06/25/25	900	860,384
Sr. Unsec’d. Notes	3.500	08/18/26	700	658,154
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	14,002	13,545,999
Gtd. Notes(a)	4.750	10/15/28	15,964	14,982,162
Gtd. Notes	5.500	04/15/27	17,725	17,404,912
Gtd. Notes	5.750	06/15/25	965	962,917
Gtd. Notes	6.750	05/01/25	6,971	6,978,635
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP
Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A	5.875	05/15/25	24,058	23,913,065
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A(a)	5.250	05/15/27	6,875	6,713,218
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A(a)	5.500	01/15/26	19,982	19,383,339
Sr. Unsec’d. Notes, 144A(a)	5.500	10/01/27	18,900	17,907,750
Sr. Unsec’d. Notes, 144A	5.625	08/26/28	7,087	6,639,314

				145,718,938

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 21

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Machinery-Diversified 0.7%

Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	11.500%	09/01/28		8,100	$8,439,104
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A(a)	5.250	07/15/27		26,957	25,743,935

					34,183,039

Media 8.4%

Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes	2.250	01/15/25	EUR	29,912	31,281,434
Sr. Sec’d. Notes, 144A(a)	5.000	01/15/28		8,050	7,114,187
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.000	02/01/28		33,886	31,298,473
Sr. Unsec’d. Notes, 144A(a)	5.125	05/01/27		51,854	49,009,660
Sr. Unsec’d. Notes, 144A	5.375	06/01/29		2,150	1,940,427
Sr. Unsec’d. Notes, 144A	5.500	05/01/26		20,679	20,317,364
CSC Holdings LLC,
Gtd. Notes, 144A	5.375	02/01/28		12,950	11,290,760
Gtd. Notes, 144A(a)	5.500	04/15/27		42,376	38,036,734
Sr. Unsec’d. Notes, 144A	7.500	04/01/28		11,285	8,020,113
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $74,250; purchased 01/31/24)(f)	6.625	08/15/27(d)		1,100	64,292
Sec’d. Notes, 144A (original cost $15,609,994; purchased 07/18/19 - 07/05/22)(f)	5.375	08/15/26(d)		18,919	1,124,452
DISH DBS Corp.,
Gtd. Notes	5.875	11/15/24		17,902	16,916,238
Gtd. Notes	7.750	07/01/26		44,200	27,798,482
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27		11,050	11,527,540
Gray Television, Inc.,
Gtd. Notes, 144A(a)	5.875	07/15/26		21,562	20,465,933
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A	5.375	08/15/27		23,983	22,804,408
Nexstar Media, Inc.,
Gtd. Notes, 144A(a)	5.625	07/15/27		34,471	32,670,516
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.500	09/15/26		24,349	19,175,686
Sinclair Television Group, Inc.,
Gtd. Notes, 144A	5.125	02/15/27		9,731	8,947,371

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)

Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	6.625%	06/01/27	12,490	$12,108,445
Sr. Sec’d. Notes, 144A	8.000	08/15/28	18,915	19,012,108
Videotron Ltd. (Canada),
Gtd. Notes, 144A	5.375	06/15/24	9,678	9,617,392

				400,542,015

Mining 1.8%

Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A(a)	8.000	10/01/30	1,750	1,832,995
Constellium SE,
Gtd. Notes, 144A	5.875	02/15/26	3,212	3,186,400
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	10/15/27	2,400	2,286,360
Gtd. Notes, 144A	7.500	04/01/25	8,095	8,010,003
Sec’d. Notes, 144A	9.375	03/01/29	2,415	2,502,696
Freeport-McMoRan, Inc.,
Gtd. Notes	4.375	08/01/28	1,820	1,735,627
Hecla Mining Co.,
Gtd. Notes	7.250	02/15/28	3,225	3,218,381
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	4.500	04/01/26	20,485	19,691,206
New Gold, Inc. (Canada),
Gtd. Notes, 144A	7.500	07/15/27	10,850	10,704,610
Novelis Corp.,
Gtd. Notes, 144A	3.250	11/15/26	25,674	23,878,471
Gtd. Notes, 144A	4.750	01/30/30	12,094	11,072,053

				88,118,802

Miscellaneous Manufacturing 0.3%

Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625	07/01/27	8,461	8,299,096
Trinity Industries, Inc.,
Gtd. Notes, 144A	7.750	07/15/28	4,400	4,555,198

				12,854,294

Oil & Gas 4.4%

Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A	8.250	02/15/26	10,000	10,077,263

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 23

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes	7.875%	12/15/24(d)		10,985	$1,099
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26		1,575	1,574,255
Gtd. Notes, 144A	9.000	11/01/27		7,789	9,875,343
Sr. Unsec’d. Notes, 144A	8.250	12/31/28		19,888	20,217,402
Athabasca Oil Corp. (Canada),
Sec’d. Notes, 144A	9.750	11/01/26		18,230	19,216,790
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26		2,425	2,403,604
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A(a)	6.375	06/15/26		10,350	10,416,670
Sr. Sec’d. Notes, 144A	7.000	06/15/25		9,285	9,269,584
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28		7,325	7,665,371
Gtd. Notes, 144A	8.625	11/01/30		1,350	1,445,729
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.250	05/01/26		1,500	1,494,533
Gtd. Notes, 144A	9.250	02/15/28		5,485	5,742,535
Diamond Foreign Asset Co./Diamond Finance LLC,
Sec’d. Notes, 144A	8.500	10/01/30		1,275	1,305,689
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.750	01/30/28		9,993	10,071,945
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		1,200	1,168,278
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		2,608	2,591,607
Nabors Industries Ltd.,
Gtd. Notes, 144A	7.250	01/15/26		6,225	6,116,063
Nabors Industries, Inc.,
Gtd. Notes, 144A(a)	7.375	05/15/27		15,906	15,843,278
Noble Finance II LLC,
Gtd. Notes, 144A	8.000	04/15/30		1,725	1,772,424
Parkland Corp. (Canada),
Gtd. Notes, 144A(a)	5.875	07/15/27		11,915	11,661,806
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A	7.125	01/15/26		4,244	4,222,780
Preem Holdings AB (Sweden),
Sr. Unsec’d. Notes, 144A	12.000	06/30/27	EUR	10,530	12,308,930
SilverBow Resources, Inc.,
Sec’d. Notes, 144A, 3 Month SOFR + 7.750%	13.135(c)	12/15/28		6,560	6,478,736

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Southwestern Energy Co.,
Gtd. Notes	5.375%	02/01/29	4,975	$4,812,008
Gtd. Notes	5.375	03/15/30	5,600	5,360,586
Gtd. Notes	8.375	09/15/28	12,534	13,018,440
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	5.875	03/15/28	865	855,844
Gtd. Notes	6.000	04/15/27	6,575	6,555,810
Valaris Ltd.,
Sec’d. Notes, 144A	8.375	04/30/30	2,200	2,260,500
Vital Energy, Inc.,
Gtd. Notes	9.750	10/15/30	650	695,496
Gtd. Notes	10.125	01/15/28	1,425	1,491,275

				207,991,673

Packaging & Containers 1.8%

ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27	3,200	1,368,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.125	08/15/26	4,853	4,464,760
Graham Packaging Co., Inc.,
Gtd. Notes, 144A	7.125	08/15/28	11,350	10,054,487
Intelligent Packaging Ltd. Finco, Inc./Intelligent
Packaging Ltd. Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A	6.000	09/15/28	17,732	16,464,517
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28	10,900	9,797,527
Sr. Sec’d. Notes, 144A	6.750	07/15/26	12,075	11,796,275
Sr. Sec’d. Notes, 144A	9.500	11/01/28	2,075	2,087,061
Sr. Unsec’d. Notes, 144A	10.500	07/15/27	6,100	5,910,941
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A	7.875	08/15/26	4,775	4,839,499
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.375	08/15/25	5,435	5,437,110
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen
Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A	4.375	10/15/28	3,780	3,519,731
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen
Group Issuer LLC,
Sr. Sec’d. Notes, 144A	4.000	10/15/27	1,050	978,440

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 25

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)

Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A(a)	6.125%	02/01/28	1,275	$1,272,319
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A(a)	12.750	12/31/28	7,675	8,189,514

				86,180,181

Pharmaceuticals 1.4%

AdaptHealth LLC,
Gtd. Notes, 144A(a)	6.125	08/01/28	26,741	24,595,959
Bausch Health Americas, Inc.,
Gtd. Notes, 144A(a)	8.500	01/31/27	27,025	15,344,565
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	4,150	1,826,000
Gtd. Notes, 144A	7.000	01/15/28	3,468	1,525,920
Sr. Sec’d. Notes, 144A	4.875	06/01/28	784	446,880
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28	1,288	1,177,508
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A	7.750	11/15/25	28,129	22,816,303

				67,733,135

Pipelines 2.5%

Antero Midstream Partners LP/Antero Midstream
Finance Corp.,
Gtd. Notes, 144A	5.750	03/01/27	4,000	3,912,903
Gtd. Notes, 144A	5.750	01/15/28	3,624	3,552,397
Gtd. Notes, 144A(a)	7.875	05/15/26	24,275	24,791,279
EQM Midstream Partners LP,
Sr. Unsec’d. Notes(a)	4.125	12/01/26	4,129	3,957,507
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	920	918,540
Sr. Unsec’d. Notes, 144A	6.500	07/01/27	6,100	6,160,085
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	5,315	5,438,177
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	7.000	08/01/27	5,197	5,201,685
Howard Midstream Energy Partners LLC,
Sr. Unsec’d. Notes, 144A	8.875	07/15/28	1,950	2,063,087
Northriver Midstream Finance LP (Canada),
Sr. Sec’d. Notes, 144A	5.625	02/15/26	4,145	4,051,738
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	8,549	8,292,618

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500%	01/15/28		3,765	$3,576,193
Gtd. Notes, 144A	6.000	03/01/27		9,092	8,971,675
Sr. Unsec’d. Notes, 144A	7.375	02/15/29		2,670	2,662,880
Venture Global LNG, Inc.,
Sr. Sec’d. Notes, 144A	9.500	02/01/29		19,825	21,139,506
Sr. Sec’d. Notes, 144A	9.875	02/01/32		10,600	11,158,534
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.100	02/01/25		3,180	3,098,248

					118,947,052

Real Estate 0.9%

Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A	10.500(cc)	01/15/28		16,173	16,534,576
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A	7.750	09/01/30		2,175	2,267,459
Howard Hughes Corp. (The),
Gtd. Notes, 144A	5.375	08/01/28		27,588	26,040,573

					44,842,608

Real Estate Investment Trusts (REITs) 1.7%

Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31		675	512,311
Gtd. Notes	9.750	06/15/25		2,404	2,394,233
Sr. Unsec’d. Notes	4.750	02/15/28		1,950	1,553,558
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	0.993	10/15/26	EUR	3,100	2,571,493
Gtd. Notes(a)	5.000	10/15/27		17,413	14,225,490
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A	7.500	06/01/25		18,625	18,720,885
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes(a)	4.750	10/15/27		6,414	6,128,158
Gtd. Notes, 144A	7.250	07/15/28		1,925	1,977,896
Sabra Health Care LP,
Gtd. Notes	5.125	08/15/26		650	637,910
SBA Communications Corp.,
Sr. Unsec’d. Notes(a)	3.875	02/15/27		21,953	20,729,144

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 27

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250%	12/01/26	4,290	$4,108,700
Gtd. Notes, 144A	4.500	09/01/26	10,120	9,779,012

				83,338,790

Retail 1.7%

1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A(a)	4.375	01/15/28	7,025	6,585,938
Sr. Sec’d. Notes, 144A	3.875	01/15/28	632	586,104
Brinker International, Inc.,
Gtd. Notes, 144A	5.000	10/01/24	5,593	5,551,053
Gtd. Notes, 144A(a)	8.250	07/15/30	9,450	9,907,115
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	12.000	11/30/28	15,450	16,272,713
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes, 144A (original cost $3,371,010; purchased 08/22/22 - 03/17/23)(f)	5.375	04/01/26	3,725	3,687,277
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30	500	441,461
Sr. Sec’d. Notes, 144A	4.625	01/15/29	1,175	1,066,795
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A	4.875	05/01/29	10,719	9,633,473
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.625	12/01/25	13,845	13,841,741
Gtd. Notes	6.750	03/01/32	6,610	6,584,824
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27	4,008	3,950,319
White Cap Parent LLC,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%(a)	8.250	03/15/26	5,000	4,994,366

				83,103,179

Software 2.4%

Black Knight InfoServ LLC,
Gtd. Notes, 144A (original cost $12,879,646; purchased 03/10/23 - 11/16/23)(f)	3.625	09/01/28	14,593	13,730,348
Boxer Parent Co., Inc.,
Sec’d. Notes, 144A	9.125	03/01/26	650	651,966

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Software (cont’d.)

Boxer Parent Co., Inc., (cont’d.)
Sr. Sec’d. Notes, 144A	7.125%	10/02/25	16,590	$16,606,274
Camelot Finance SA,
Sr. Sec’d. Notes, 144A	4.500	11/01/26	66,801	63,627,952
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A	4.875	07/01/29	800	725,278
Sr. Sec’d. Notes, 144A	3.875	07/01/28	11,960	10,919,882
SS&C Technologies, Inc.,
Gtd. Notes, 144A	5.500	09/30/27	8,000	7,791,346

				114,053,046

Telecommunications 4.2%

Altice France SA (France),
Sr. Sec’d. Notes, 144A(a)	8.125	02/01/27	22,474	20,563,710
Connect Finco Sarl/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A	6.750	10/01/26	6,525	6,378,188
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1A14, 144A (original cost
$166,613; purchased 11/14/23)^(f)	0.000	12/31/30	148	166,613
Sr. Sec’d. Notes, Series 1B14, 144A (original cost
$63; purchased 11/14/23)^(f)	0.000	12/31/30	630	1
Sr. Sec’d. Notes, Series 3A14, 144A (original cost
$8,533; purchased 11/14/23)^(f)	0.000	12/31/30	4	8,533
Sr. Sec’d. Notes, Series 3B14, 144A (original cost
$37; purchased 11/14/23)^(f)	0.000	12/31/30	366	—
Digicel Intermediate Holdings Ltd./Digicel International
Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $28,325,657; purchased 01/29/24 - 01/30/24)(f)	12.000	05/25/27	30,665	30,043,304
Digicel MidCo Ltd./DIFL US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500% (original cost
$8,374,816; purchased 01/30/24)(f)	10.500	11/25/28	12,975	10,380,267
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A	5.000	05/01/28	5,974	5,537,749
Sr. Sec’d. Notes, 144A	5.875	10/15/27	10,470	10,118,357
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	6.500	10/15/26	13,270	13,122,836
Sr. Sec’d. Notes, 144A	7.000	10/15/28	3,301	3,251,485

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 29

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Level 3 Financing, Inc.,
Gtd. Notes, 144A	4.250%	07/01/28	10,200	$6,273,000
Gtd. Notes, 144A	4.625	09/15/27	10,980	7,082,100
Sr. Sec’d. Notes, 144A	3.400	03/01/27	20,922	21,340,440
Sr. Sec’d. Notes, 144A	10.500	05/15/30	200	205,808
Sprint LLC,
Gtd. Notes	7.125	06/15/24	11,700	11,735,232
Gtd. Notes	7.625	02/15/25	2,215	2,243,116
Gtd. Notes	7.625	03/01/26	2,600	2,686,823
T-Mobile USA, Inc.,
Gtd. Notes	2.625	04/15/26	1,052	996,663
Viasat, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.625	04/15/27	7,282	6,837,398
Sr. Unsec’d. Notes, 144A	5.625	09/15/25	40,439	39,253,873

				198,225,496

Transportation 0.4%

RXO, Inc.,
Gtd. Notes, 144A	7.500	11/15/27	2,625	2,719,947
XPO, Inc.,
Gtd. Notes, 144A	7.125	06/01/31	625	638,824
Gtd. Notes, 144A	7.125	02/01/32	2,130	2,163,806
Sr. Sec’d. Notes, 144A	6.250	06/01/28	14,875	14,916,023

				20,438,600

TOTAL CORPORATE BONDS (cost $3,812,881,238)				3,692,093,859

FLOATING RATE AND OTHER LOANS 8.1%

Auto Parts & Equipment 0.1%

Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	10.169(c)	11/17/28	2,274	2,123,180

Chemicals 0.4%

Consolidated Energy Finance SA (Switzerland), 2024 Incremental Term Loan, 1 Month SOFR + 4.500%	9.817(c)	11/15/30	10,675	10,341,406

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Chemicals (cont’d.)

Venator Finance Sarl,
Initial First-Out Term Loan, 3 Month SOFR + 10.000%^	15.314%(c)	12/31/25	2,736	$2,598,910
Term Loan, 3 Month SOFR + 10.000%^	15.326(c)	10/12/28	6,878	6,809,180

				19,749,496

Commercial Services 1.2%

Cimpress PLC,
Tranche B-1 Term Loan, 1 Month SOFR + 3.614%	8.941(c)	05/17/28	7,020	6,993,675
Fly Funding II Sarl (Luxembourg),
Term Loan B, 3 Month LIBOR + 1.750%	7.326(c)	08/11/25	291	279,751
Kingpin Intermediate Holdings LLC,
Amendment No. 8 Term Loan, 1 Month SOFR + 3.500%	8.826(c)	02/08/28	12,270	12,220,159
Mavis Tire Express Services Topco Corp.,
Term Loan, 1 Month SOFR + 3.750%	9.076(c)	05/04/28	13,454	13,456,579
Trans Union LLC,
Term Loan B-7, 1 Month SOFR + 2.000%	7.326(c)	12/01/28	9,699	9,683,689
Verscend Holding Corp.,
New Term Loan B, 1 Month SOFR + 4.114%	9.441(c)	08/27/25	14,558	14,544,080

				57,177,933

Computers 0.8%

McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.850%	9.178(c)	03/01/29	26,158	25,980,182
NCR Atleos LLC,
Term B Loan, 1 Month SOFR + 4.850%	10.169(c)	03/27/29	14,235	14,235,000

				40,215,182

Distribution/Wholesale 0.1%

Windsor Holdings III LLC,
Dollar Term B Loan, 1 Month SOFR + 4.500%	9.824(c)	08/01/30	4,100	4,102,280

Electric 0.0%

Heritage Power LLC,
Term Loan, 3 Month SOFR + 5.500%	10.814(c)	07/20/26	1,140	1,083,247

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 31

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Entertainment 0.1%

Golden Entertainment, Inc.,
Term B-1 Facility Term Loan, 1 Month SOFR + 2.850%	8.176%(c)	05/28/30		6,096	$6,082,989

Healthcare-Products 0.4%

Medline Borrower LP,
Initial Dollar Term Loan, 1 Month SOFR + 3.114%	8.441(c)	10/23/28		20,029	20,023,776

Insurance 0.3%

Acrisure LLC, 2021-1 Additional Term Loan, 1 Month LIBOR + 3.750%	9.191(c)	02/15/27		5,817	5,803,790
Term Loan B 2020, 1 Month LIBOR + 3.500%	8.941(c)	02/15/27		4,564	4,551,598
Asurion LLC,
New B-9 Term Loan, 1 Month SOFR + 3.250%	8.691(c)	07/31/27		2,018	1,985,507

					12,340,895

Investment Companies 0.2%

Hurricane CleanCo Ltd. (United Kingdom),
Term Loan, 3 Month EURIBOR + 6.250%^	6.250(c)	10/31/29	EUR	7,500	9,467,250

Media 0.7%

CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.818(c)	01/18/28		22,396	21,738,067
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 10.100%	12.775(c)	05/25/26		813	782,320
Second Lien Term Loan	8.175	08/24/26(d)		1,542	83,551
Radiate Holdco LLC,
Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%	8.691(c)	09/25/26		7,949	6,511,004
Univision Communications, Inc., 2021 Replacement Term Loan, 1 Month SOFR + 3.364%	8.691(c)	03/15/26		4,905	4,896,181

					34,011,123

Mining 0.5%

Rain Carbon GmbH (Germany), 2023 Replacement Term Loan, 3 Month EURIBOR + 5.000%^	8.915(c)	10/31/28	EUR	20,406	21,944,470

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Packaging & Containers 0.5%

Trident TPI Holdings, Inc.,
First Lien Tranche B-3 Initial Term Loan, 3 Month
SOFR + 4.262%	9.610%(c)	09/15/28	4,182	$4,175,084
Tranche B-4 Initial Term Loan, 3 Month SOFR + 5.250%	10.598(c)	09/15/28	4,514	4,519,244
Tranche B-5 Initial Term Loan, 3 Month SOFR + 4.500%	9.848(c)	09/15/28	14,149	14,139,890

				22,834,218

Retail 0.7%

Great Outdoors Group LLC,
Term B-2 Loan, 1 Month SOFR + 3.864%	9.191(c)	03/06/28	9,087	9,083,794
LBM Acquisition LLC,
First Lien Initial Term Loan, 1 Month SOFR + 3.850%	9.176(c)	12/17/27	6,968	6,943,978
Petco Health & Wellness Co., Inc.,
First Lien Initial Term Loan, 3 Month SOFR + 3.512%	8.860(c)	03/03/28	13,900	13,269,538
White Cap Buyer LLC,
Initial Closing Date Term Loan, 1 Month SOFR + 3.750%	9.076(c)	10/19/27	4,965	4,969,379

				34,266,689

Software 1.2%

athenahealth, Inc.,
Initial Term Loan, 1 Month SOFR + 3.250%	8.576(c)	02/15/29	6,183	6,124,152
Boxer Parent Co., Inc., 2028 Extended Dollar Term Loan, 1 Month SOFR + 4.250%	9.576(c)	12/29/28	18,516	18,568,291
Cotiviti, Inc.,
Term Loan, 1 Month SOFR + 3.500%	7.500(c)	03/31/31	13,550	13,550,000
Dun & Bradstreet Corp.,
Incremental Term B-2, 1 Month SOFR + 2.750%	8.074(c)	01/18/29	9,435	9,408,478
Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%	10.684(c)	07/14/28	11,391	10,536,984

				58,187,905

Telecommunications 0.9%

Digicel International Finance, Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 6.750%	12.063(c)	05/29/27	10,862	10,264,863
Level 3 Financing, Inc.,
Tranche B 2027 Term Loan, 1 Month SOFR + 1.864%	7.191(c)	03/01/27	10,985	10,710,375

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 33

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Telecommunications (cont’d.)

Lumen Technologies, Inc.,
Term B Loan, 1 Month SOFR + 2.364%	7.691%(c)	03/15/27	239	$173,044
Term Loan	— (p)	06/01/28	928	855,584
MLN US HoldCo LLC,
3L Term B Loan, 3 Month SOFR + 9.350%	14.660(c)	10/18/27	4	400
Initial Term Loan, 3 Month SOFR + 6.540%	11.850(c)	10/18/27	244	134,404
Initial Term Loan (Second Out (First Lien Roll-Up)), 3 Month SOFR + 6.800%	12.110(c)	10/18/27	552	82,780
Viasat, Inc.,
Initial Term Loan, 1 Month SOFR + 4.500%	9.826(c)	03/02/29	13,949	13,672,922
Xplornet Communications, Inc. (Canada),
First Lien Refinancing Term Loan, 3 Month SOFR + 4.262%	9.610(c)	10/02/28	18,366	8,322,226

				44,216,598

TOTAL FLOATING RATE AND OTHER LOANS
(cost $394,139,468)				387,827,231

SOVEREIGN BONDS 0.0%
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A	2.500(cc)	07/31/40	125	54,771
Sr. Unsec’d. Notes, 144A	3.500(cc)	07/31/35	535	255,092
Sr. Unsec’d. Notes, 144A	6.000(cc)	07/31/30	324	197,980
Sr. Unsec’d. Notes, 144A	6.608(s)	07/31/30	92	37,247

TOTAL SOVEREIGN BONDS
(cost $860,359)				545,090

U.S. TREASURY OBLIGATIONS 4.4%
U.S. Treasury Notes(k)	2.500	04/30/24	27,245	27,115,161
U.S. Treasury Notes(k)	4.250	09/30/24	116,645	115,970,646
U.S. Treasury Notes(h)	4.250	12/31/25	66,000	65,489,531

TOTAL U.S. TREASURY OBLIGATIONS
(cost $209,857,582)				208,575,338

			Shares

COMMON STOCKS 1.5%

Chemicals 0.8%

Cornerstone Chemical Co.*^			144,561	2,746,659

See Notes to Financial Statements.

34

Description	Shares	Value

COMMON STOCKS (Continued)

Chemicals (cont’d.)

TPC Group, Inc.*^	319,092	$8,934,576
Venator Materials PLC (original cost $43,833,355; purchased 12/21/23)*(f)	26,944	26,178,898

		37,860,133

Electric Utilities 0.0%

GenOn Energy Holdings, Inc. (Class A Stock)*^	41,315	206,575

Gas Utilities 0.2%

Ferrellgas Partners LP (Class B Stock) (original cost $15,214,802; purchased 05/06/15 - 06/06/22)(f)	55,306	9,161,898

Hotels, Restaurants & Leisure 0.1%

CEC Entertainment, Inc.*	366,068	6,589,224

Oil, Gas & Consumable Fuels 0.3%

Chesapeake Energy Corp.(a)	129,416	10,713,057
Heritage Power LLC*^	157,638	1,992,544
Heritage Power LLC*^	6,933	87,633
Heritage Power LLC*^	181,423	90,712

		12,883,946

Wireless Telecommunication Services 0.1%

Digicel International Finance Ltd. (Jamaica) (original cost $577,847; purchased 01/29/24 - 01/30/24)*^(f)	475,786	861,173
Intelsat Emergence SA (Luxembourg)*	65,330	1,790,466

		2,651,639

TOTAL COMMON STOCKS
(cost $67,849,322)		69,353,415

PREFERRED STOCK 0.0%

Wireless Telecommunication Services

Digicel International Finance Ltd. (Jamaica) (original cost $1,334,771; purchased 01/26/24 - 01/29/24)*^(f)
(cost $1,334,771)	153,532	1,535,320

TOTAL LONG-TERM INVESTMENTS
(cost $4,668,583,074)		4,542,913,697

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 35

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Shares	Value

SHORT-TERM INVESTMENTS 9.6%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 5.545%)(wb)	64,943,639	$64,943,639
PGIM Core Short-Term Bond Fund(wb)	16,070,311	146,721,942
PGIM Institutional Money Market Fund (7-day effective yield 5.683%)
(cost $248,407,145; includes $247,241,110 of cash collateral for securities on loan)(b)(wb)	248,671,737	248,572,268

TOTAL SHORT-TERM INVESTMENTS
(cost $460,113,305)		460,237,849

TOTAL INVESTMENTS 104.8%
(cost $5,128,696,379)		5,003,151,546
Liabilities in excess of other assets(z) (4.8)%		(230,902,841)

NET ASSETS 100.0%		$4,772,248,705

Below is a list of the abbreviation(s) used in the semiannual report:

EUR—Euro

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

BARC—Barclays Bank PLC

BNP—BNP Paribas S.A.

BNYM—Bank of New York Mellon

CDX—Credit Derivative Index

CGM—Citigroup Global Markets, Inc.

CITI—Citibank, N.A.

CLO—Collateralized Loan Obligation

DAC—Designated Activity Company

EURIBOR—Euro Interbank Offered Rate

GMTN—Global Medium Term Note

iBoxx—Bond Market Indices

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

MSI—Morgan Stanley & Co International PLC

MTN—Medium Term Note

OTC—Over-the-counter

PIK—Payment-in-Kind

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

SSB—State Street Bank & Trust Company

T—Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $59,993,593 and 1.3% of net assets.

See Notes to Financial Statements.

36

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $242,566,824; cash collateral of $247,241,110 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 29, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 29, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $129,771,394. The aggregate value of $96,942,376 is 2.0% of net assets.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at February 29, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
1,568	2 Year U.S. Treasury Notes	Jun. 2024	$321,048,000	$(96,009)
40	5 Year Euro-Bobl	Jun. 2024	5,091,000	1,266
5,639	5 Year U.S. Treasury Notes	Jun. 2024	602,844,344	(219,929)
41	20 Year U.S. Treasury Bonds	Jun. 2024	4,889,250	37,733
38	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	4,859,250	57,669
3	Euro Schatz Index	Jun. 2024	342,657	(35)

				(219,305)

Short Positions:
24	10 Year Euro-Bund	Mar. 2024	3,440,835	4,419
270	10 Year U.S. Treasury Notes	Jun. 2024	29,818,125	(50,394)

				(45,975)

				$(265,280)

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 37

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Forward foreign currency exchange contracts outstanding at February 29, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 03/04/24	BNYM	EUR 64,112	$69,457,411	$69,302,836	$—	$(154,575)
Expiring 03/04/24	CITI	EUR 1,177	1,277,550	1,272,659	—	(4,891)

			$70,734,961	$70,575,495	—	(159,466)

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 03/04/24	BNYM	EUR 61,775	$67,053,773	$66,777,142	$276,631	$—
Expiring 03/04/24	CITI	EUR 1,200	1,290,820	1,297,161	—	(6,341)
Expiring 03/04/24	SSB	EUR 2,314	2,505,405	2,501,191	4,214	—
Expiring 04/02/24	BNYM	EUR 64,112	69,541,140	69,385,555	155,585	—
Expiring 04/02/24	SSB	EUR 1,660	1,796,007	1,796,177	—	(170)

			$142,187,145	$141,757,226	436,430	(6,511)

					$436,430	$(165,977)

Credit default swap agreement outstanding at February 29, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at February 29, 2024(4)	Value at Trade Date	Value at February 29, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.41.V2	12/20/28	5.000%(Q)	123,824	3.383%	$6,994,787	$9,095,566	$2,100,779

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

38

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at February 29, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 5.320%	BARC	06/20/24	49,000	$(228,960)	$—	$(228,960)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.320%	MSI	09/20/24	(20,690)	(131,555)	—	(131,555)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.320%	BNP	09/20/24	(9,071)	2,095	—	2,095

					$(358,420)	$—	$(358,420)

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$—	$—	$2,095	$(360,515)

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 39

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$4,160,000	$16,242,307

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 29, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$182,983,444	$—
Corporate Bonds	—	3,689,375,268	2,718,591
Floating Rate and Other Loans	—	347,007,421	40,819,810
Sovereign Bonds	—	545,090	—
U.S. Treasury Obligations	—	208,575,338	—
Common Stocks	10,713,057	43,720,486	14,919,872
Preferred Stock	—	—	1,535,320
Short-Term Investments
Affiliated Mutual Funds	460,237,849	—	—

Total	$470,950,906	$4,472,207,047	$59,993,593

Other Financial Instruments*
Assets
Futures Contracts	$101,087	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	436,430	—
Centrally Cleared Credit Default Swap Agreement	—	2,100,779	—
OTC Total Return Swap Agreement	—	2,095	—

Total	$101,087	$2,539,304	$—

Liabilities
Futures Contracts	$(366,367)	$—	$—

See Notes to Financial Statements.

40

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Liabilities (continued)
OTC Forward Foreign Currency Exchange Contracts	$—	$(165,977)	$—
OTC Total Return Swap Agreements	—	(360,515)	—

Total	$(366,367)	$(526,492)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds	Floating Rate and Other Loans	Common Stocks	Preferred Stock	Rights
Balance as of 08/31/23	$6,370,007	$8,928,536	$11,695,650	$—	$70,110
Realized gain (loss)	(21,697)	3,405,091	(1)	—	—
Change in unrealized appreciation
(depreciation)	(9)	(257,182)	(1,823,541)	200,550	(69,937)
Purchases/Exchanges/Issuances	2,876,242	18,774,012	5,047,765	1,334,770	—
Sales/Paydowns	(6,505,759)	(12,603,563)	(1)	—	(173)
Accrued discount/premium	(193)	257,593	—	—	—
Transfers into Level 3*	—	22,315,923	—	—	—
Transfers out of Level 3*	—	(600)	—	—	—

Balance as of 02/29/24	$2,718,591	$40,819,810	$14,919,872	$1,535,320	$—

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(2)	$535,236	$(1,823,541)	$200,550	$—

*

It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Fund.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of February 29, 2024	Valuation Approach	Valuation Methodology	Unobservable Inputs
Corporate Bonds	$ 175,147	Market	Recovery Value	Recovery Rate

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 41

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Level 3 Securities**	Fair Value as of February 29, 2024	Valuation Approach	Valuation Methodology	Unobservable Inputs

Corporate Bonds	$2,543,444	Market	Transaction Based	Unadjusted Purchase Price
Floating Rate and
Other Loans	9,467,250	Market	Enterprise Value	EBITDA Multiple
Common Stocks	5,778,721	Market	Enterprise Value	Implied/Recovery Value
Preferred Stocks	1,535,320	Market	Enterprise Value	Implied/Recovery Value

	$19,499,882

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of February 29, 2024, the aggregate value of these securities and/or derivatives was $40,493,711. The unobservable inputs for these investments were not developed by the Fund and are not readily available (e.g. single broker quotes).

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 29, 2024 were as follows:

Affiliated Mutual Funds (5.2% represents investments purchased with collateral from securities on loan)	9.6%
Media	9.1
Telecommunications	5.1
Commercial Services	4.9
Home Builders	4.7
Leisure Time	4.6
U.S. Treasury Obligations	4.4
Oil & Gas	4.4
Collateralized Loan Obligations	3.8
Software	3.6
Diversified Financial Services	3.5
Lodging	3.1
Chemicals	3.0
Electric	2.7
Healthcare-Services	2.7
Pipelines	2.5
Retail	2.4
Entertainment	2.3
Mining	2.3
Packaging & Containers	2.3
Aerospace & Defense	1.9
Internet	1.9
Real Estate Investment Trusts (REITs)	1.7
Auto Manufacturers	1.7
Computers	1.5
Pharmaceuticals	1.4

Building Materials	1.3%
Foods	1.2
Airlines	1.1
Auto Parts & Equipment	1.1
Banks	1.0
Electrical Components & Equipment	1.0
Real Estate	0.9
Iron/Steel	0.9
Machinery-Diversified	0.7
Distribution/Wholesale	0.5
Insurance	0.5
Healthcare-Products	0.4
Transportation	0.4
Gas	0.4
Electronics	0.4
Oil, Gas & Consumable Fuels	0.3
Miscellaneous Manufacturing	0.3
Investment Companies	0.2
Gas Utilities	0.2
Housewares	0.2
Apparel	0.2
Household Products/Wares	0.1
Hotels, Restaurants & Leisure	0.1
Coal	0.1
Wireless Telecommunication Services	0.1
Engineering & Construction	0.1
Environmental Control	0.0	*
Sovereign Bonds	0.0	*

See Notes to Financial Statements.

42

Industry Classification (continued):

Electric Utilities	0.0 *%

104.8
Liabilities in excess of other assets	(4.8)

100.0%

* Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk, and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 29, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$2,100,779	*	—	$—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	436,430		Unrealized depreciation on OTC forward foreign currency exchange contracts	165,977
Interest rate contracts	Due from/to broker-variation margin futures	101,087	*	Due from/to broker-variation margin futures	366,367	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	2,095		Unrealized depreciation on OTC swap agreements	360,515

		$2,640,391			$892,859

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 43

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

The effects of derivative instruments on the Statement of Operations for the six months ended February 29, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$10,532,448
Foreign exchange contracts	—	533,037	—
Interest rate contracts	(2,920,269)	—	410,786

Total	$(2,920,269)	$533,037	$10,943,234

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$2,143,827
Foreign exchange contracts	—	(174,267)	—
Interest rate contracts	(3,377,840)	—	(620,019)

Total	$(3,377,840)	$(174,267)	$1,523,808

For the six months ended February 29, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$923,919,220

Futures Contracts - Short Positions (1)	39,684,254

Forward Foreign Currency Exchange Contracts - Purchased (2)	57,648,566

Forward Foreign Currency Exchange Contracts - Sold (2)	115,222,036

Credit Default Swap Agreements - Buy Protection (1)	82,773,333

Credit Default Swap Agreements - Sell Protection (1)	127,281,317

Total Return Swap Agreements (1)	32,226,333

*	Average volume is based on average quarter end balances for the six months ended February 29, 2024.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

See Notes to Financial Statements.

44

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$242,566,824	$(242,566,824)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BARC	$—	$(228,960)	$(228,960)	$228,960	$—
BNP	2,095	—	2,095	—	2,095
BNYM	432,216	(154,575)	277,641	(273,000)	4,641
CITI	—	(11,232)	(11,232)	—	(11,232)
MSI	—	(131,555)	(131,555)	—	(131,555)
SSB	4,214	(170)	4,044	—	4,044

	$438,525	$(526,492)	$(87,967)	$(44,040)	$(132,007)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 45

Statement of Assets and Liabilities (unaudited)

as of February 29, 2024

Assets

Investments at value, including securities on loan of $242,566,824:
Unaffiliated investments (cost $4,668,583,074)	$4,542,913,697
Affiliated investments (cost $460,113,305)	460,237,849
Cash	172,638
Foreign currency, at value (cost $1,822,241)	1,828,851
Dividends and interest receivable	67,177,567
Receivable for Fund shares sold	11,308,767
Deposit with broker for centrally cleared/exchange-traded derivatives	4,160,000
Receivable for investments sold	2,630,515
Receivable from custodian	1,266,322
Unrealized appreciation on OTC forward foreign currency exchange contracts	436,430
Due from broker—variation margin swaps	232,328
Due from broker—variation margin futures	99,088
Unrealized appreciation on OTC swap agreements	2,095
Prepaid expenses and other assets	975,047

Total Assets	5,093,441,194

Liabilities

Payable to broker for collateral for securities on loan	247,241,110
Payable for investments purchased	45,312,303
Payable for Fund shares purchased	21,603,458
Management fee payable	2,359,864
Accrued expenses and other liabilities	2,060,870
Dividends payable	1,865,122
Unrealized depreciation on OTC swap agreements	360,515
Distribution fee payable	207,921
Unrealized depreciation on OTC forward foreign currency exchange contracts	165,977
Affiliated transfer agent fee payable	15,349

Total Liabilities	321,192,489

Net Assets	$4,772,248,705

Net assets were comprised of:
Common stock, at par	$5,750,798
Paid-in capital in excess of par	5,338,960,651
Total distributable earnings (loss)	(572,462,744)

Net assets, February 29, 2024	$4,772,248,705

See Notes to Financial Statements.

46

Class A

Net asset value and redemption price per share, ($384,251,257 ÷ 46,316,489 shares of common stock issued and outstanding)	$8.30

Maximum sales charge (2.25% of offering price)	0.19

Maximum offering price to public	$8.49

Class C

Net asset value, offering price and redemption price per share, ($167,238,864 ÷ 20,160,231 shares of common stock issued and outstanding)	$8.30

Class Z

Net asset value, offering price and redemption price per share, ($3,717,355,284 ÷ 447,975,733 shares of common stock issued and outstanding)	$8.30

Class R6

Net asset value, offering price and redemption price per share, ($503,403,300 ÷ 60,627,384 shares of common stock issued and outstanding)	$8.30

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 47

Statement of Operations (unaudited)

Six Months Ended February 29, 2024

Net Investment Income (Loss)

Income
Interest income	$147,339,989
Affiliated dividend income	7,602,674
Affiliated income from securities lending, net	730,567
Unaffiliated dividend income	260,286

Total income	155,933,516

Expenses
Management fee	15,828,861
Distribution fee(a)	1,315,155
Transfer agent’s fees and expenses (including affiliated expense of $41,884)(a)	2,090,321
Custodian and accounting fees	221,472
Shareholders’ reports	117,634
Registration fees(a)	115,652
Professional fees	34,696
Directors’ fees	30,624
Audit fee	22,249
Miscellaneous	120,728

Total expenses	19,897,392
Less: Fee waiver and/or expense reimbursement(a)	(1,390,671)

Net expenses	18,506,721

Net investment income (loss)	137,426,795

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $147,063)	(47,528,510)
Futures transactions	(2,920,269)
Forward currency contract transactions	533,037
Swap agreement transactions	10,943,234
Foreign currency transactions	52,309

(38,920,199)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(234,081))	124,001,547
Futures	(3,377,840)
Forward currency contracts	(174,267)
Swap agreements	1,523,808
Foreign currencies	(6,097)

121,967,151

Net gain (loss) on investment and foreign currency transactions	83,046,952

Net Increase (Decrease) In Net Assets Resulting From Operations	$220,473,747

See Notes to Financial Statements.

48

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6

Distribution fee	473,541	841,614	—	—
Transfer agent’s fees and expenses	142,279	76,096	1,858,479	13,467
Registration fees	16,176	13,508	64,117	21,851
Fee waiver and/or expense reimbursement	(82,261)	(55,491)	(1,193,602)	(59,317)

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 49

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 29, 2024	Year Ended August 31, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$137,426,795	$258,305,903
Net realized gain (loss) on investment and foreign currency transactions	(38,920,199)	(67,872,183)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	121,967,151	104,130,309

Net increase (decrease) in net assets resulting from operations	220,473,747	294,564,029

Dividends and Distributions

Distributions from distributable earnings
Class A	(12,912,496)	(22,481,636)
Class C	(5,099,339)	(10,227,256)
Class Z	(126,277,717)	(223,123,846)
Class R6	(17,418,982)	(42,592,103)

	(161,708,534)	(298,424,841)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	1,000,983,173	2,398,738,068
Net asset value of shares issued in reinvestment of dividends and distributions	149,363,416	271,659,264
Cost of shares purchased	(1,098,731,115)	(2,760,525,901)

Net increase (decrease) in net assets from Fund share transactions	51,615,474	(90,128,569)

Total increase (decrease)	110,380,687	(93,989,381)

Net Assets:

Beginning of period	4,661,868,018	4,755,857,399

End of period	$4,772,248,705	$4,661,868,018

See Notes to Financial Statements.

50

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended February 29,		Year Ended August 31,
	2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.19		$8.19	$9.08	$8.75	$8.97	$8.90
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.43	0.32	0.35	0.42	0.43
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.16		0.07	(0.79)	0.41	(0.21)	0.12
Total from investment operations	0.39		0.50	(0.47)	0.76	0.21	0.55
Less Dividends and Distributions:
Dividends from net investment income	(0.28)		(0.50)	(0.42)	(0.43)	(0.43)	(0.48)
Net asset value, end of period	$8.30		$8.19	$8.19	$9.08	$8.75	$8.97
Total Return(b):	4.82%		6.33%	(5.32)%	8.90%	2.53%	6.43%

Ratios/Supplemental Data:
Net assets, end of period (000)	$384,251		$382,916	$374,112	$398,715	$321,482	$270,853
Average net assets (000)	$380,914		$365,519	$387,572	$356,899	$290,219	$252,620
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.00	%(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses before waivers and/or expense reimbursement	1.04	%(d)	1.04%	1.04%	1.04%	1.07%	1.08%
Net investment income (loss)	5.76	%(d)	5.30%	3.73%	3.86%	4.89%	4.81%
Portfolio turnover rate(e)	24%		32%	43%	67%	65%	49%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 51

Financial Highlights  (unaudited) (continued)

Class C Shares
	Six Months Ended February 29,		Year Ended August 31,
	2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.19		$8.19	$9.08	$8.75	$8.97	$8.90
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.37	0.26	0.28	0.36	0.36
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.16		0.07	(0.80)	0.42	(0.21)	0.13
Total from investment operations	0.36		0.44	(0.54)	0.70	0.15	0.49
Less Dividends and Distributions:
Dividends from net investment income	(0.25)		(0.44)	(0.35)	(0.37)	(0.37)	(0.42)
Net asset value, end of period	$8.30		$8.19	$8.19	$9.08	$8.75	$8.97
Total Return(b):	4.43%		5.54%	(5.92)%	7.97%	1.77%	5.64%

Ratios/Supplemental Data:
Net assets, end of period (000)	$167,239		$177,138	$206,423	$277,887	$297,707	$332,503
Average net assets (000)	$169,248		$189,264	$249,871	$286,974	$315,727	$326,067
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.75	%(d)	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses before waivers and/or expense reimbursement	1.82	%(d)	1.80%	1.79%	1.79%	1.81%	1.81%
Net investment income (loss)	5.00	%(d)	4.54%	2.95%	3.14%	4.16%	4.06%
Portfolio turnover rate(e)	24%		32%	43%	67%	65%	49%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

52

Class Z Shares
	Six Months Ended February 29,		Year Ended August 31,
	2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.19		$8.19	$9.08	$8.75	$8.97	$8.91
Income (loss) from investment operations:
Net investment income (loss)	0.24		0.45	0.35	0.37	0.45	0.45
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.16		0.07	(0.80)	0.42	(0.22)	0.12
Total from investment operations	0.40		0.52	(0.45)	0.79	0.23	0.57
Less Dividends and Distributions:
Dividends from net investment income	(0.29)		(0.52)	(0.44)	(0.46)	(0.45)	(0.51)
Net asset value, end of period	$8.30		$8.19	$8.19	$9.08	$8.75	$8.97
Total Return(b):	4.95%		6.60%	(5.08)%	9.17%	2.79%	6.57%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,717,355		$3,636,190	$3,338,292	$3,120,921	$2,218,850	$2,188,123
Average net assets (000)	$3,599,891		$3,488,961	$3,408,050	$2,529,710	$2,184,180	$1,859,209
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.75	%(d)	0.75%	0.75%	0.75%	0.75%	0.75%
Expenses before waivers and/or expense reimbursement	0.82	%(d)	0.81%	0.81%	0.81%	0.83%	0.83%
Net investment income (loss)	6.01	%(d)	5.56%	3.99%	4.09%	5.14%	5.03%
Portfolio turnover rate(e)	24%		32%	43%	67%	65%	49%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 53

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months Ended February 29,		Year Ended August 31,
	2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.20		$8.19	$9.08	$8.76	$8.97	$8.91
Income (loss) from investment operations:
Net investment income (loss)	0.25		0.45	0.35	0.37	0.45	0.45
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.14		0.08	(0.79)	0.41	(0.20)	0.12
Total from investment operations	0.39		0.53	(0.44)	0.78	0.25	0.57
Less Dividends and Distributions:
Dividends from net investment income	(0.29)		(0.52)	(0.45)	(0.46)	(0.46)	(0.51)
Net asset value, end of period	$8.30		$8.20	$8.19	$9.08	$8.76	$8.97
Total Return(b):	4.85%		6.78%	(5.03)%	9.10%	2.95%	6.63%

Ratios/Supplemental Data:
Net assets, end of period (000)	$503,403		$465,623	$837,030	$821,859	$488,557	$164,537
Average net assets (000)	$491,676		$654,572	$913,657	$622,618	$245,125	$141,275
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.70	%(d)	0.70%	0.70%	0.70%	0.70%	0.70%
Expenses before waivers and/or expense reimbursement	0.72	%(d)	0.72%	0.71%	0.72%	0.73%	0.74%
Net investment income (loss)	6.06	%(d)	5.55%	4.05%	4.14%	5.13%	5.08%
Portfolio turnover rate(e)	24%		32%	43%	67%	65%	49%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

54

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios, Inc. 15 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Short Duration High Yield Income Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to provide a high level of current income.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Short Duration High Yield Income Fund 55

Notes to Financial Statements (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

56

Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

PGIM Short Duration High Yield Income Fund 57

Notes to Financial Statements (unaudited) (continued)

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and

58

Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an

PGIM Short Duration High Yield Income Fund 59

Notes to Financial Statements (unaudited) (continued)

emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

60

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Floating Rate and Other Loans: The Fund invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Fund acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and

PGIM Short Duration High Yield Income Fund 61

Notes to Financial Statements (unaudited) (continued)

early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Rights: The Fund held rights acquired either through a direct purchase or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the

62

expiration dates. Such rights are held as long positions by the Fund until exercised, sold or expired. Rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class

PGIM Short Duration High Yield Income Fund 63

Notes to Financial Statements (unaudited) (continued)

specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

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The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income and PGIM, Inc. has entered into a sub-subadvisory agreement with PGIM Limited (collectively, the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended February 29, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.700% of average daily net assets up to and including $2 billion;	0.69%
0.675% on next $3 billion of average daily net assets;
0.655% on average daily net assets over $5 billion.

The Manager has contractually agreed, through December 31, 2024, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	1.00%
C	1.75
Z	0.75
R6	0.70

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

PGIM Short Duration High Yield Income Fund 65

Notes to Financial Statements (unaudited) (continued)

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended February 29, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$145,959	$6,777
C	—	7,424

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc. and/or in the PGIM Core Ultra Short Bond Fund, a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. The Fund may invest its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. The Fund may also invest in the PGIM Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission (“SEC”), a fund of Prudential Investment Portfolios 2 (together with PGIM Core Ultra Short Bond Fund, the “Core Funds”) registered under the 1940 Act and managed by PGIM Investments.

66

PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Funds and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Funds and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended February 29, 2024, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended February 29, 2024, were as follows:

Cost of Purchases	Proceeds from Sales
$1,148,240,361	$1,051,433,605

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended February 29, 2024, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.545%)(1)(wb)

$117,274,100	$ 811,187,969	$ 863,518,430	$ —	$ —	$ 64,943,639	64,943,639	$3,299,940

PGIM Core Short-Term Bond Fund(1)(wb)

52,572,955	94,302,734	—	(153,747)	—	146,721,942	16,070,311	4,302,734

PGIM Institutional Money Market Fund (7-day effective yield 5.683%)(1)(b)(wb)

544,705,489	360,898,808	657,098,758	(80,334)	147,063	248,572,268	248,671,737	730,567(2)
$714,552,544	$1,266,389,511	$1,520,617,188	$(234,081)	$147,063	$460,237,849		$8,333,241

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

PGIM Short Duration High Yield Income Fund 67

Notes to Financial Statements (unaudited) (continued)

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of February 29, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$5,137,057,568	$69,822,536	$(201,981,026)	$(132,158,490)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of August 31, 2023 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$257,344,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31, 2023 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

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Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 96,525,000,000 shares of capital stock, $0.01 par value per share, 8,575,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares
A	800,000,000
C	700,000,000
Z	5,500,000,000
T	75,000,000
R6	1,500,000,000

The Fund currently does not have any Class T shares outstanding.

As of February 29, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), did not own any shares of the Fund.

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	11	95.4

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended February 29, 2024:
Shares sold	6,414,349	$52,376,298
Shares issued in reinvestment of dividends and distributions	1,476,591	12,084,449
Shares purchased	(9,365,457)	(76,543,205)
Net increase (decrease) in shares outstanding before conversion	(1,474,517)	(12,082,458)
Shares issued upon conversion from other share class(es)	1,706,907	13,944,440
Shares purchased upon conversion into other share class(es)	(675,401)	(5,553,985)
Net increase (decrease) in shares outstanding	(443,011)	$(3,692,003)

PGIM Short Duration High Yield Income Fund 69

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Year ended August 31, 2023:
Shares sold	11,771,670	$95,515,311
Shares issued in reinvestment of dividends and distributions	2,594,093	21,024,653
Shares purchased	(15,513,097)	(125,651,422)
Net increase (decrease) in shares outstanding before conversion	(1,147,334)	(9,111,458)
Shares issued upon conversion from other share class(es)	3,895,018	31,637,948
Shares purchased upon conversion into other share class(es)	(1,683,316)	(13,673,864)
Net increase (decrease) in shares outstanding	1,064,368	$8,852,626

Class C
Six months ended February 29, 2024:
Shares sold	1,794,988	$14,703,698
Shares issued in reinvestment of dividends and distributions	586,301	4,797,243
Shares purchased	(2,585,153)	(21,097,680)
Net increase (decrease) in shares outstanding before conversion	(203,864)	(1,596,739)
Shares purchased upon conversion into other share class(es)	(1,268,545)	(10,351,994)
Net increase (decrease) in shares outstanding	(1,472,409)	$(11,948,733)

Year ended August 31, 2023:
Shares sold	4,151,803	$33,686,375
Shares issued in reinvestment of dividends and distributions	1,151,055	9,327,237
Shares purchased	(5,734,528)	(46,445,149)
Net increase (decrease) in shares outstanding before conversion	(431,670)	(3,431,537)
Shares purchased upon conversion into other share class(es)	(3,150,424)	(25,559,808)
Net increase (decrease) in shares outstanding	(3,582,094)	$(28,991,345)

Class Z
Six months ended February 29, 2024:
Shares sold	102,285,265	$837,206,539
Shares issued in reinvestment of dividends and distributions	14,267,472	116,811,040
Shares purchased	(106,014,507)	(865,089,323)
Net increase (decrease) in shares outstanding before conversion	10,538,230	88,928,256
Shares issued upon conversion from other share class(es)	985,627	8,076,457
Shares purchased upon conversion into other share class(es)	(7,468,194)	(60,894,471)
Net increase (decrease) in shares outstanding	4,055,663	$36,110,242

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Share Class	Shares	Amount

Year ended August 31, 2023:
Shares sold	253,215,379	$2,055,967,417
Shares issued in reinvestment of dividends and distributions	25,174,279	204,123,200
Shares purchased	(239,570,179)	(1,941,369,542)
Net increase (decrease) in shares outstanding before conversion	38,819,479	318,721,075
Shares issued upon conversion from other share class(es)	2,494,239	20,247,573
Shares purchased upon conversion into other share class(es)	(5,027,149)	(40,456,910)
Net increase (decrease) in shares outstanding	36,286,569	$298,511,738

Class R6
Six months ended February 29, 2024:
Shares sold	11,799,969	$96,696,638
Shares issued in reinvestment of dividends and distributions	1,913,699	15,670,684
Shares purchased	(16,611,770)	(136,000,907)
Net increase (decrease) in shares outstanding before conversion	(2,898,102)	(23,633,585)
Shares issued upon conversion from other share class(es)	6,723,817	54,882,570
Shares purchased upon conversion into other share class(es)	(12,724)	(103,017)
Net increase (decrease) in shares outstanding	3,812,991	$31,145,968

Year ended August 31, 2023:
Shares sold	26,351,914	$213,568,965
Shares issued in reinvestment of dividends and distributions	4,591,118	37,184,174
Shares purchased	(79,759,284)	(647,059,788)
Net increase (decrease) in shares outstanding before conversion	(48,816,252)	(396,306,649)
Shares issued upon conversion from other share class(es)	3,623,971	29,048,364
Shares purchased upon conversion into other share class(es)	(153,289)	(1,243,303)
Net increase (decrease) in shares outstanding	(45,345,570)	$(368,501,588)

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/29/2023 - 9/26/2024	9/30/2022 – 9/28/2023
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

PGIM Short Duration High Yield Income Fund 71

Notes to Financial Statements (unaudited) (continued)

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended February 29, 2024.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer, or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund. and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

72

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly

PGIM Short Duration High Yield Income Fund 73

Notes to Financial Statements (unaudited) (continued)

available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risks: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and

74

become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets

PGIM Short Duration High Yield Income Fund 75

Notes to Financial Statements (unaudited) (continued)

and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short-or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

10.	Recent Regulatory Developments

Effective January 24, 2023, the Securities and Exchange Commission adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

76

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President and Principal Executive Officer • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Andrew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • George Hoyt, Assistant Secretary • Devan Goolsby, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Short Duration High Yield Income Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM SHORT DURATION HIGH YIELD INCOME FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	HYSAX	HYSCX	HYSZX	HYSQX

CUSIP	74442J109	74442J208	74442J307	74442J406

MF216E2

PGIM HIGH YIELD FUND

SEMIANNUAL REPORT

FEBRUARY 29, 2024

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 29, 2024 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2024 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2 Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM High Yield Fund informative and useful. The report covers performance for the six-month period ended February 29, 2024.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM High Yield Fund

April 15, 2024

PGIM High Yield Fund 3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 2/29/24 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 2/29/24 (with sales charges)
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	5.55	6.67	3.16	3.87	—

Class C	4.95	8.49	3.11	3.46	—

Class R	5.39	10.19	3.54	3.93	—

Class Z	5.67	10.52	4.11	4.49	—

Class R2	5.47	10.32	3.70	N/A	3.71 (12/27/2017)

Class R4	5.37	10.36	3.92	N/A	3.94 (12/27/2017)

Class R6	5.74	10.66	4.24	4.59	—

Bloomberg US Corporate High Yield 1% Issuer Capped Index

	6.21	11.05	4.05	4.28	—

Average Annual Total Returns as of 2/29/24 Since Inception (%)

Class R2, Class R4 (12/27/2017)

Bloomberg US Corporate High Yield 1% Issuer Capped Index	3.92

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6

Maximum initial sales charge	3.25% of the public offering price	None	None	None	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None	None	None

Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None	None	None	None

Shareholder service fee*	None	None	None	None	0.10%	0.10%	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definition

Bloomberg US Corporate High Yield 1% Issuer Capped Index—The Bloomberg US Corporate High Yield 1% Issuer Capped Index (the Index) is an unmanaged index which covers the universe of US dollar-denominated, non-convertible, fixed rate, non-investment-grade debt. Issuers are capped at 1% of the Index. Index holdings must have at least one year to final maturity, at least $150 million par amount outstanding, and be publicly issued with a rating of Ba1 or lower.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM High Yield Fund 5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 2/29/24 (%)

AAA	5.1

A	0.3

BBB	5.0

BB	44.5

B	23.6

CCC	12.4

Not Rated	4.7

Cash/Cash Equivalents	4.4

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 2/29/24

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.17	7.19	7.19

Class C	0.15	6.72	6.72

Class R	0.16	7.13	6.87

Class Z	0.18	7.68	7.68

Class R2	0.17	7.27	7.28

Class R4	0.17	7.54	7.55

Class R6	0.18	7.81	7.81

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 29, 2024. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM High Yield Fund 7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM High Yield Fund		Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,055.50	0.76%	$3.88

	Hypothetical	$1,000.00	$1,021.08	0.76%	$3.82

Class C	Actual	$1,000.00	$1,049.50	1.48%	$7.54

	Hypothetical	$1,000.00	$1,017.50	1.48%	$7.42

Class R	Actual	$1,000.00	$1,053.90	1.06%	$5.41

	Hypothetical	$1,000.00	$1,019.59	1.06%	$5.32

Class Z	Actual	$1,000.00	$1,056.70	0.52%	$2.66

	Hypothetical	$1,000.00	$1,022.28	0.52%	$2.61

Class R2	Actual	$1,000.00	$1,054.70	0.91%	$4.65

	Hypothetical	$1,000.00	$1,020.34	0.91%	$4.57

Class R4	Actual	$1,000.00	$1,053.70	0.66%	$3.37

	Hypothetical	$1,000.00	$1,021.58	0.66%	$3.32

Class R6	Actual	$1,000.00	$1,057.40	0.39%	$2.00

	Hypothetical	$1,000.00	$1,022.92	0.39%	$1.96

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended February 29, 2024, and divided by the 366 days in the Fund’s fiscal year ending August 31, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments  (unaudited)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 94.6%

ASSET-BACKED SECURITIES 1.3%

Collateralized Loan Obligations

Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.678%(c)	10/17/32	8,200	$8,218,752

Battalion CLO Ltd. (Cayman Islands),
Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.651(c)	05/17/31	14,999	15,031,661

BlueMountain Fuji US CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)	6.579(c)	10/20/30	23,925	23,954,204

Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-04A, Class A1R, 144A, 3 Month SOFR + 1.602% (Cap N/A, Floor 0.000%)	6.919(c)	07/20/32	26,000	26,077,160

CarVal CLO Ltd. (United Kingdom),
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	7.518(c)	01/20/35	15,000	15,017,598

CIFC Funding Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)	6.689(c)	01/22/31	8,328	8,341,735

HPS Loan Management Ltd. (Cayman Islands),
Series 11A-17, Class AR, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	6.572(c)	05/06/30	9,526	9,538,824

Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	6.604(c)	10/15/32	25,000	25,012,500
Series 2021-38A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)	6.698(c)	07/17/34	9,500	9,514,250

Nassau Ltd. (United Kingdom),
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 2.130% (Cap N/A, Floor 2.130%)	7.444(c)	01/15/31	50,736	50,795,599

Northwoods Capital Ltd. (Cayman Islands),
Series 2020-22A, Class AR, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	6.827(c)	09/01/31	10,000	10,000,000

Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.062% (Cap N/A, Floor 1.062%)	6.376(c)	10/15/29	16,360	16,362,404

Voya CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AAR2, 144A, 3 Month SOFR + 1.252% (Cap N/A, Floor 0.000%)	6.550(c)	04/18/31	21,209	21,234,321

See Notes to Financial Statements.

PGIM High Yield Fund 9

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Wellfleet CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.719%(c)	10/20/28	307	$307,150

TOTAL ASSET-BACKED SECURITIES (cost $237,618,764)				239,406,158

CORPORATE BONDS 83.5%

Advertising 0.2%

CMG Media Corp., Gtd. Notes, 144A(a)	8.875	12/15/27	58,691	39,585,217

Aerospace & Defense 2.7%

AAR Escrow Issuer LLC,
Sr. Unsec’d. Notes, 144A	6.750	03/15/29	4,575	4,617,980

Boeing Co. (The),
Sr. Unsec’d. Notes	5.805	05/01/50	90,942	87,400,774
Sr. Unsec’d. Notes	5.930	05/01/60	48,720	46,559,616

Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	6.000	02/15/28	37,780	36,692,314
Sr. Unsec’d. Notes, 144A(a)	7.125	06/15/26	35,447	35,712,852
Sr. Unsec’d. Notes, 144A(a)	7.500	02/01/29	30,175	30,604,692
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	102,825	102,825,000
Sr. Unsec’d. Notes, 144A(a)	8.750	11/15/30	29,260	30,576,700

TransDigm, Inc.,
Gtd. Notes(a)	4.625	01/15/29	15,330	14,061,332
Gtd. Notes	5.500	11/15/27	26,139	25,252,348
Sr. Sec’d. Notes, 144A(a)	6.250	03/15/26	19,848	19,842,019
Sr. Sec’d. Notes, 144A	6.375	03/01/29	34,125	34,295,283
Sr. Sec’d. Notes, 144A	6.625	03/01/32	26,200	26,361,790

				494,802,700

Agriculture 0.3%

Vector Group Ltd.,
Sr. Sec’d. Notes, 144A	5.750	02/01/29	58,044	53,307,829

Airlines 1.1%

American Airlines, Inc.,
Sr. Sec’d. Notes, 144A(a)	7.250	02/15/28	11,525	11,621,872

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Airlines (cont’d.)

American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.500%	04/20/26	7,841	$7,769,779
Sr. Sec’d. Notes, 144A	5.750	04/20/29	47,500	46,315,825

Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,
Sr. Sec’d. Notes, 144A(a)	5.750	01/20/26	14,634	13,810,838

United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	33,277	32,038,503
Sr. Sec’d. Notes, 144A(a)	4.625	04/15/29	18,674	17,222,155

VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30	30,235	22,071,550
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	30,065	25,329,762
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	21,868	18,423,790

				194,604,074

Apparel 0.3%

Kontoor Brands, Inc.,
Gtd. Notes, 144A	4.125	11/15/29	11,626	10,465,482

William Carter Co. (The),
Gtd. Notes, 144A	5.625	03/15/27	3,643	3,586,614

Wolverine World Wide, Inc.,
Gtd. Notes, 144A(a)	4.000	08/15/29	63,139	50,607,111

				64,659,207

Auto Manufacturers 0.8%

Ford Holdings LLC,
Gtd. Notes	9.300	03/01/30	1,900	2,187,631

Ford Motor Co.,
Sr. Unsec’d. Notes(a)	3.250	02/12/32	4,700	3,858,187
Sr. Unsec’d. Notes	4.750	01/15/43	16,272	13,190,406
Sr. Unsec’d. Notes	7.400	11/01/46	24,152	25,873,025

Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.375	11/13/25	675	647,752
Sr. Unsec’d. Notes	4.134	08/04/25	2,375	2,317,650
Sr. Unsec’d. Notes	5.125	06/16/25	1,425	1,410,928
Sr. Unsec’d. Notes	5.584	03/18/24	530	529,809
Sr. Unsec’d. Notes(a)	6.800	05/12/28	1,828	1,886,707

Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A(a)	7.750	10/15/25	23,750	23,960,900

See Notes to Financial Statements.

PGIM High Yield Fund 11

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)

JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A	8.750%	12/15/31	16,540	$16,954,122

PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A	9.500	10/01/28	49,221	49,843,048

				142,660,165

Auto Parts & Equipment 1.1%

Adient Global Holdings Ltd.,
Gtd. Notes, 144A(a)	4.875	08/15/26	47,047	45,459,164
Sr. Sec’d. Notes, 144A	7.000	04/15/28	12,375	12,607,650

American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.250	03/15/26	6,893	6,813,652
Gtd. Notes(a)	6.500	04/01/27	13,174	12,995,255

Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A	5.750	04/15/25	4,119	4,098,405

Dana, Inc.,
Sr. Unsec’d. Notes(a)	4.250	09/01/30	14,110	12,180,831
Sr. Unsec’d. Notes(a)	4.500	02/15/32	8,119	6,811,804
Sr. Unsec’d. Notes(a)	5.375	11/15/27	10,775	10,453,212
Sr. Unsec’d. Notes(a)	5.625	06/15/28	5,274	5,109,398

Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28	47,450	43,253,530

Titan International, Inc.,
Sr. Sec’d. Notes(a)	7.000	04/30/28	32,788	32,442,249

				192,225,150

Banks 0.7%

Citigroup, Inc.,
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)	33,925	31,889,006

Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, MTN	3.625	09/09/24	8,190	8,106,228

Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/27	24,786	23,616,007
Sr. Unsec’d. Notes, 144A	7.625	05/01/26	20,178	20,025,744
Sr. Unsec’d. Notes, 144A	12.000	10/01/28	3,250	3,521,498
Sr. Unsec’d. Notes, 144A	12.250	10/01/30	12,475	13,714,896

Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A(a)	4.198(ff)	06/01/32	20,671	16,918,060
Sub. Notes, 144A	4.950(ff)	06/01/42	6,100	4,389,923

				122,181,362

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials 1.8%

Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A(a)	8.750%	08/01/28	21,845	$22,413,762

Cemex SAB de CV (Mexico),
Gtd. Notes, 144A	5.450	11/19/29	23,375	22,907,500

Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A(a)	6.125	01/15/29	39,973	36,016,802

Eco Material Technologies, Inc.,
Sr. Sec’d. Notes, 144A	7.875	01/31/27	27,094	27,133,704

Griffon Corp.,
Gtd. Notes(a)	5.750	03/01/28	16,896	16,356,644

JELD-WEN, Inc.,
Gtd. Notes, 144A(a)	4.625	12/15/25	11,429	11,181,851
Gtd. Notes, 144A(a)	4.875	12/15/27	8,865	8,429,573

Knife River Corp.,
Sr. Unsec’d. Notes, 144A	7.750	05/01/31	9,825	10,179,420

Masonite International Corp.,
Gtd. Notes, 144A(a)	3.500	02/15/30	13,533	11,942,873
Gtd. Notes, 144A	5.375	02/01/28	1,957	1,954,652

MIWD Holdco II LLC/MIWD Finance Corp.,
Gtd. Notes, 144A (original cost $22,354,806; purchased 01/13/22 - 10/20/22)(a)(f)	5.500	02/01/30	23,765	21,775,648

Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	37,114	36,096,228
Sr. Sec’d. Notes, 144A	8.875	11/15/31	17,305	18,307,141

Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	18,924	15,671,211
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	53,501	47,724,718
Sr. Unsec’d. Notes, 144A(a)	4.750	01/15/28	9,883	9,329,228
Sr. Unsec’d. Notes, 144A	5.000	02/15/27	11,187	10,769,930

Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A(a)	7.250	01/15/31	6,540	6,778,618

				334,969,503

Chemicals 1.7%

Ashland, Inc.,
Sr. Unsec’d. Notes	6.875	05/15/43	36,370	36,581,625
Sr. Unsec’d. Notes, 144A	3.375	09/01/31	5,550	4,653,757

ASP Unifrax Holdings, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.250	09/30/28	11,725	7,434,236
Sr. Unsec’d. Notes, 144A	7.500	09/30/29	9,475	5,186,196

See Notes to Financial Statements.

PGIM High Yield Fund 13

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)

Chemours Co. (The),
Gtd. Notes(a)	5.375%	05/15/27	8,980	$8,260,805
Gtd. Notes, 144A(a)	4.625	11/15/29	6,704	5,513,573
Gtd. Notes, 144A(a)	5.750	11/15/28	10,515	9,227,508

Consolidated Energy Finance SA (Switzerland),
Gtd. Notes, 144A	12.000	02/15/31	25,505	26,068,150

Cornerstone Chemical Co.,
Sr. Sec’d. Notes, 144A^	15.000	12/06/28	17,771	17,771,466

NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.875	06/01/24	2,540	2,524,125
Sr. Unsec’d. Notes, 144A	5.000	05/01/25	3,600	3,501,000
Sr. Unsec’d. Notes, 144A(a)	5.250	06/01/27	21,927	20,248,214

Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A(a)	4.250	10/01/28	16,100	14,424,846
Sr. Sec’d. Notes, 144A	9.750	11/15/28	29,825	31,714,987
Sr. Unsec’d. Notes, 144A(a)	6.250	10/01/29	4,578	4,089,996

Rain Carbon, Inc.,
Sr. Sec’d. Notes, 144A(a)	12.250	09/01/29	17,500	17,506,298

Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A	7.250	04/01/25	1,165	1,136,903

SK Invictus Intermediate II Sarl,
Sr. Sec’d. Notes, 144A(a)	5.000	10/30/29	39,820	33,806,861

SNF Group SACA (France),
Sr. Unsec’d. Notes, 144A	3.375	03/15/30	12,150	10,479,375

TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	13.000	12/16/27	36,467	37,225,706

Tronox, Inc.,
Gtd. Notes, 144A(a)	4.625	03/15/29	17,771	15,736,806

				313,092,433

Coal 0.2%

Conuma Resources Ltd. (Canada),
Sr. Sec’d. Notes, 144A(a)	13.125	05/01/28	22,638	22,213,537

Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A(a)	10.750	05/15/26	12,807	13,287,263

				35,500,800

Commercial Services 4.4%

Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/28	24,552	23,364,802

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625%	07/15/26		20,832	$20,767,223
Sr. Unsec’d. Notes, 144A(a)	6.000	06/01/29		71,573	59,286,000
Sr. Unsec’d. Notes, 144A(a)	9.750	07/15/27		68,027	67,779,322
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28		40,958	36,350,225
Sr. Sec’d. Notes, 144A	4.625	06/01/28		36,956	32,613,670
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A(a)	5.625	04/15/26		14,533	14,097,673
AMN Healthcare, Inc.,
Gtd. Notes, 144A(a)	4.000	04/15/29		18,463	16,211,359
Gtd. Notes, 144A(a)	4.625	10/01/27		16,335	15,366,250
APi Group DE, Inc.,
Gtd. Notes, 144A	4.750	10/15/29		10,373	9,659,377
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A(a)	4.750	04/01/28		28,975	26,232,632
Gtd. Notes, 144A(a)	5.375	03/01/29		475	432,501
Gtd. Notes, 144A	5.750	07/15/27		7,375	7,026,010
Gtd. Notes, 144A	5.750	07/15/27		619	589,598
Avis Budget Finance PLC,
Gtd. Notes	4.750	01/30/26	EUR	11,000	11,842,434
Brink’s Co. (The),
Gtd. Notes, 144A	4.625	10/15/27		3,173	2,996,716
Gtd. Notes, 144A	5.500	07/15/25		766	762,667
Carriage Services, Inc.,
Gtd. Notes, 144A	4.250	05/15/29		8,946	7,779,434
Gartner, Inc.,
Gtd. Notes, 144A(a)	3.625	06/15/29		8,525	7,643,612
Gtd. Notes, 144A	3.750	10/01/30		5,248	4,646,389
GTCR W-2 Merger Sub LLC,
Sr. Sec’d. Notes, 144A(a)	7.500	01/15/31		14,825	15,460,133
Hertz Corp. (The),
Gtd. Notes, 144A(a)	4.625	12/01/26		9,950	8,811,207
Gtd. Notes, 144A(a)	5.000	12/01/29		18,800	14,415,717
Mavis Tire Express Services Topco Corp.,
Sr. Unsec’d. Notes, 144A(a)	6.500	05/15/29		87,254	81,863,725
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.500	09/01/28		54,773	47,791,963
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A(a)	5.500	04/15/29		25,690	23,962,816

See Notes to Financial Statements.

PGIM High Yield Fund 15

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
Service Corp. International,
Sr. Unsec’d. Notes(a)	3.375%	08/15/30	17,030	$14,624,294
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	23,383	20,243,620
Gtd. Notes(a)	3.875	02/15/31	5,805	5,140,873
Gtd. Notes(a)	4.000	07/15/30	2,906	2,626,639
Gtd. Notes(a)	4.875	01/15/28	59,499	57,412,897
Gtd. Notes(a)	5.250	01/15/30	24,233	23,463,161
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A	3.625	06/15/31	14,825	12,573,391
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A(a)	9.750	08/15/26	104,424	104,647,068
VT Topco, Inc.,
Sr. Sec’d. Notes, 144A(a)	8.500	08/15/30	11,375	11,858,984

				810,344,382

Computers 0.7%
CA Magnum Holdings (India),
Sr. Sec’d. Notes, 144A	5.375	10/31/26	6,425	6,143,521
McAfee Corp.,
Sr. Unsec’d. Notes, 144A(a)	7.375	02/15/30	46,476	41,048,275
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29	5,248	5,574,551
NCR Voyix Corp.,
Gtd. Notes, 144A(a)	5.000	10/01/28	18,075	16,774,593
Gtd. Notes, 144A(a)	5.125	04/15/29	29,199	27,012,670
Gtd. Notes, 144A	5.250	10/01/30	11,634	10,518,066
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A	5.750	06/01/25	22,329	22,212,101

				129,283,777

Distribution/Wholesale 0.6%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A	3.875	12/15/28	70,761	63,810,773
Ritchie Bros Holdings, Inc. (Canada),
Gtd. Notes, 144A(a)	7.750	03/15/31	9,675	10,146,656
Sr. Sec’d. Notes, 144A	6.750	03/15/28	4,550	4,639,635

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Distribution/Wholesale (cont’d.)
Windsor Holdings III LLC,
Sr. Sec’d. Notes, 144A(a)	8.500%	06/15/30	24,100	$24,967,508

				103,564,572

Diversified Financial Services 3.3%
Bread Financial Holdings, Inc.,
Gtd. Notes, 144A	9.750	03/15/29	41,940	42,911,656
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	9.250	02/01/29	4,315	4,382,703
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A	8.000	02/15/27	11,925	12,223,125
Sr. Unsec’d. Notes, 144A	8.000	06/15/28	8,025	8,275,781
goeasy Ltd. (Canada),
Gtd. Notes, 144A(a)	4.375	05/01/26	11,058	10,532,745
Gtd. Notes, 144A(a)	9.250	12/01/28	6,510	6,889,208
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Unsec’d. Notes, 144A	5.000	08/15/28	50,605	45,558,282
LD Holdings Group LLC,
Gtd. Notes, 144A	6.125	04/01/28	28,837	23,523,438
LFS Topco LLC,
Gtd. Notes, 144A(a)	5.875	10/15/26	27,200	25,163,786
LPL Holdings, Inc.,
Gtd. Notes, 144A	4.000	03/15/29	5,449	4,997,074
Gtd. Notes, 144A(a)	4.375	05/15/31	1,250	1,127,948
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A	8.125	03/30/29	15,400	16,035,250
Sr. Unsec’d. Notes, 144A	8.375	05/01/28	9,925	10,359,219
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30	59,645	53,386,451
Gtd. Notes, 144A	5.500	08/15/28	5,100	4,835,045
Gtd. Notes, 144A	5.750	11/15/31	15,995	14,659,029
Gtd. Notes, 144A	6.000	01/15/27	32,945	32,390,841
Navient Corp.,
Sr. Unsec’d. Notes	4.875	03/15/28	3,600	3,286,572
Sr. Unsec’d. Notes(a)	5.000	03/15/27	4,750	4,508,331
Sr. Unsec’d. Notes(a)	5.500	03/15/29	32,385	29,353,324
Sr. Unsec’d. Notes(a)	6.750	06/25/25	10,475	10,551,677
Sr. Unsec’d. Notes	9.375	07/25/30	14,850	15,521,946
OneMain Finance Corp.,
Gtd. Notes	3.500	01/15/27	2,550	2,341,568
Gtd. Notes	3.875	09/15/28	11,970	10,458,224

See Notes to Financial Statements.

PGIM High Yield Fund 17

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
OneMain Finance Corp., (cont’d.)
Gtd. Notes(a)	4.000%	09/15/30	26,389	$22,241,644
Gtd. Notes(a)	6.625	01/15/28	4,534	4,511,001
Gtd. Notes	6.875	03/15/25	6,688	6,754,398
Gtd. Notes(a)	7.125	03/15/26	51,653	52,472,700
Gtd. Notes	7.875	03/15/30	17,360	17,658,927
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	21,950	19,776,012
Gtd. Notes, 144A	5.375	10/15/25	29,091	28,650,620
Gtd. Notes, 144A(a)	5.750	09/15/31	2,299	2,113,939
Gtd. Notes, 144A	7.875	12/15/29	8,660	8,858,284
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A(a)	3.625	03/01/29	11,571	10,274,619
Gtd. Notes, 144A	3.875	03/01/31	21,198	18,193,037
Gtd. Notes, 144A(a)	4.000	10/15/33	13,550	11,255,499

				596,033,903

Electric 4.3%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31	11,137	9,552,619
Sr. Sec’d. Notes, 144A	4.500	02/15/28	27,824	26,253,084
Sr. Sec’d. Notes, 144A	5.250	06/01/26	377	372,059
Sr. Unsec’d. Notes, 144A(a)	4.625	02/01/29	43,590	40,092,771
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	77,631	69,615,114
Sr. Unsec’d. Notes, 144A(a)	5.125	03/15/28	174,524	165,580,212
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Sub. Notes, 144A, Cash coupon 13.000% or PIK 13.000%	13.000	06/01/24	19,126	11,475,433
NRG Energy, Inc.,
Gtd. Notes(a)	5.750	01/15/28	36,375	35,829,448
Gtd. Notes	6.625	01/15/27	8,744	8,737,570
Gtd. Notes, 144A	3.375	02/15/29	10,741	9,385,623
Gtd. Notes, 144A(a)	3.625	02/15/31	35,159	29,574,482
Gtd. Notes, 144A(a)	3.875	02/15/32	30,058	25,239,883
Gtd. Notes, 144A(a)	5.250	06/15/29	18,376	17,422,874
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)	33,700	35,724,449
PG&E Corp.,
Sr. Sec’d. Notes(a)	5.250	07/01/30	18,757	17,654,934
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	36,625	35,424,597

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Vistra Corp., (cont’d.)
Jr. Sub. Notes, 144A	8.000%(ff)	10/15/26(oo)		38,890	$38,891,890
Jr. Sub. Notes, Series C, 144A	8.875(ff)	01/15/29(oo)		12,000	12,235,680
Vistra Operations Co. LLC,
Gtd. Notes, 144A(a)	4.375	05/01/29		35,350	32,286,681
Gtd. Notes, 144A	5.000	07/31/27		86,138	82,603,286
Gtd. Notes, 144A	5.500	09/01/26		9,690	9,542,014
Gtd. Notes, 144A	5.625	02/15/27		66,405	64,767,554

					778,262,257

Electrical Components & Equipment 0.6%
Energizer Gamma Acquisition BV,
Gtd. Notes	3.500	06/30/29	EUR	5,555	5,299,383
Energizer Holdings, Inc.,
Gtd. Notes, 144A(a)	4.375	03/31/29		25,697	22,725,374
Gtd. Notes, 144A	4.750	06/15/28		2,650	2,431,127
Gtd. Notes, 144A(a)	6.500	12/31/27		1,810	1,796,063
EnerSys,
Gtd. Notes, 144A(a)	6.625	01/15/32		4,845	4,861,978
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29		13,310	13,326,821
Gtd. Notes, 144A	6.625	03/15/32		10,180	10,187,893
Gtd. Notes, 144A	7.125	06/15/25		16,425	16,469,058
Gtd. Notes, 144A	7.250	06/15/28		29,217	29,879,074

					106,976,771

Electronics 0.2%
Likewize Corp.,
Sr. Sec’d. Notes, 144A	9.750	10/15/25		41,105	41,820,144

Engineering & Construction 0.2%
Brand Industrial Services, Inc.,
Sr. Sec’d. Notes, 144A(a)	10.375	08/01/30		10,725	11,426,821
TopBuild Corp.,
Gtd. Notes, 144A	3.625	03/15/29		14,278	12,817,619
Gtd. Notes, 144A	4.125	02/15/32		11,500	10,138,803

					34,383,243

See Notes to Financial Statements.

PGIM High Yield Fund 19

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Entertainment 2.9%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A(a)	4.625%	10/15/29	72,092	$65,817,837
Sr. Sec’d. Notes, 144A	6.500	02/15/32	35,775	36,047,668
Sr. Sec’d. Notes, 144A	7.000	02/15/30	56,175	57,565,126
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A	6.375	05/01/26	21,770	21,523,114
Churchill Downs, Inc.,
Sr. Unsec’d. Notes, 144A	5.750	04/01/30	11,012	10,582,317
Everi Holdings, Inc.,
Gtd. Notes, 144A(a)	5.000	07/15/29	2,533	2,510,791
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	7.625	04/15/26	42,148	42,172,462
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	4.125	04/15/26	1,223	1,177,138
Sr. Sec’d. Notes, 144A(a)	5.250	01/15/29	6,336	6,098,400
Sr. Sec’d. Notes, 144A	6.250	01/15/27	1,603	1,605,805
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	29,778	28,364,195
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	19,835	18,853,731
Light & Wonder International, Inc.,
Gtd. Notes, 144A	7.000	05/15/28	1,200	1,206,480
Gtd. Notes, 144A(a)	7.500	09/01/31	3,925	4,090,929
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A	4.875	05/01/29	35,213	32,296,925
Motion Bondco DAC (United Kingdom),
Gtd. Notes, 144A(a)	6.625	11/15/27	14,711	14,124,031
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A(a)	4.125	07/01/29	40,050	33,656,230
Sr. Unsec’d. Notes, 144A	5.625	01/15/27	56,199	53,740,879
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A(a)	5.875	09/01/31	37,275	26,393,263
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A(a)	6.625	03/01/30	25,448	24,042,251
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A(a)	5.125	10/01/29	32,036	30,245,630
Gtd. Notes, 144A	7.125	02/15/31	15,125	15,616,172

				527,731,374

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Environmental Control 0.5%

Covanta Holding Corp.,
Gtd. Notes	5.000%	09/01/30	12,609	$10,941,687
Gtd. Notes, 144A	4.875	12/01/29	25,586	22,426,818
GFL Environmental, Inc. (Canada),
Gtd. Notes, 144A	4.000	08/01/28	9,450	8,634,938
Gtd. Notes, 144A	4.375	08/15/29	36,677	33,467,762
Gtd. Notes, 144A(a)	4.750	06/15/29	5,000	4,668,750
Sr. Sec’d. Notes, 144A	6.750	01/15/31	14,000	14,297,500

				94,437,455

Foods 1.9%

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	03/15/29	2,719	2,421,282
Gtd. Notes, 144A	4.625	01/15/27	11,182	10,778,121
Gtd. Notes, 144A	5.875	02/15/28	2,621	2,582,725
Gtd. Notes, 144A(a)	6.500	02/15/28	6,655	6,697,219
B&G Foods, Inc.,
Gtd. Notes	5.250	04/01/25	264	262,862
Gtd. Notes(a)	5.250	09/15/27	101,650	94,560,377
Sr. Sec’d. Notes, 144A(a)	8.000	09/15/28	17,350	18,059,542
C&S Group Enterprises LLC,
Gtd. Notes, 144A	5.000	12/15/28	10,836	8,581,399
Chobani LLC/Chobani Finance Corp., Inc.,
Sr. Sec’d. Notes, 144A	4.625	11/15/28	1,784	1,650,676
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes	3.750	12/01/31	18,077	15,345,068
Gtd. Notes	5.500	01/15/30	12,473	12,152,505
Kraft Heinz Foods Co.,
Gtd. Notes	4.625	10/01/39	950	857,968
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30	4,571	4,135,251
Gtd. Notes, 144A	4.375	01/31/32	3,405	3,037,587
Pilgrim’s Pride Corp.,
Gtd. Notes	3.500	03/01/32	46,652	38,987,547
Gtd. Notes	4.250	04/15/31	31,667	28,292,518
Post Holdings, Inc.,
Gtd. Notes, 144A(a)	4.625	04/15/30	36,906	33,524,247
Gtd. Notes, 144A(a)	5.500	12/15/29	27,997	26,734,537

See Notes to Financial Statements.

PGIM High Yield Fund 21

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Foods (cont’d.)

Post Holdings, Inc., (cont’d.)
Sr. Sec’d. Notes, 144A	6.250%	02/15/32	10,615	$10,668,238
Sr. Unsec’d. Notes, 144A(a)	4.500	09/15/31	24,316	21,634,331

				340,964,000

Gas 0.3%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25	18,950	18,602,363
Sr. Unsec’d. Notes(a)	5.750	05/20/27	15,499	14,653,412
Sr. Unsec’d. Notes	5.875	08/20/26	18,319	17,755,223

				51,010,998

Healthcare-Products 0.9%

Embecta Corp.,
Sr. Sec’d. Notes, 144A(a)	5.000	02/15/30	21,700	17,286,670
Sr. Sec’d. Notes, 144A	6.750	02/15/30	6,215	5,348,371
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29	140,532	125,973,780
Sr. Unsec’d. Notes, 144A(a)	5.250	10/01/29	19,060	17,625,094

				166,233,915

Healthcare-Services 3.7%

DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	108,835	89,287,291
Gtd. Notes, 144A(a)	4.625	06/01/30	93,999	82,669,025
HCA, Inc.,
Gtd. Notes	7.050	12/01/27	8,725	9,125,161
Gtd. Notes	7.500	11/06/33	17,650	19,611,182
Gtd. Notes, MTN	7.580	09/15/25	7,101	7,291,467
Gtd. Notes, MTN	7.750	07/15/36	25,990	29,714,353
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A(a)	4.375	02/15/27	27,503	25,612,345
LifePoint Health, Inc.,
Gtd. Notes, 144A	5.375	01/15/29	42,494	33,860,574
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A	7.250	11/01/25	51,623	51,499,103
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A(a)	9.750	12/01/26	81,944	81,994,507

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

Tenet Healthcare Corp.,
Gtd. Notes(a)	6.125%	10/01/28	19,252	$19,030,149
Sr. Sec’d. Notes	4.250	06/01/29	80,353	73,872,866
Sr. Sec’d. Notes(a)	4.375	01/15/30	102,948	94,251,274
Sr. Sec’d. Notes	4.625	06/15/28	4,267	4,051,759
Sr. Sec’d. Notes, 144A(a)	6.750	05/15/31	3,890	3,927,648
Sr. Unsec’d. Notes(a)	6.875	11/15/31	48,941	50,460,509

				676,259,213

Home Builders 4.1%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	19,704	18,042,541
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	27,436	24,711,013
Sr. Unsec’d. Notes, 144A	6.625	01/15/28	11,883	11,886,487
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	43,153	41,977,746
Gtd. Notes(a)	6.750	03/15/25	26,976	26,963,416
Gtd. Notes(a)	7.250	10/15/29	76,643	76,706,462
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A(a)	4.875	02/15/30	50,121	44,320,497
Gtd. Notes, 144A(a)	6.250	09/15/27	29,693	28,727,977
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	21,994	19,684,630
Century Communities, Inc.,
Gtd. Notes	6.750	06/01/27	19,210	19,243,322
Gtd. Notes, 144A	3.875	08/15/29	234	206,585
Empire Communities Corp. (Canada),
Sr. Unsec’d. Notes, 144A(a)	7.000	12/15/25	5,300	5,247,000
Forestar Group, Inc.,
Gtd. Notes, 144A	3.850	05/15/26	12,554	11,941,649
Gtd. Notes, 144A(a)	5.000	03/01/28	39,545	37,320,320
KB Home,
Gtd. Notes(a)	4.000	06/15/31	21,256	18,528,818
Gtd. Notes	4.800	11/15/29	29,319	27,653,300
Gtd. Notes	6.875	06/15/27	17,586	18,137,221
Gtd. Notes	7.250	07/15/30	2,975	3,073,891
M/I Homes, Inc.,
Gtd. Notes(a)	3.950	02/15/30	5,017	4,473,612
Gtd. Notes	4.950	02/01/28	28,261	26,889,786
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A(a)	4.625	03/01/30	55,558	49,724,410
Sr. Unsec’d. Notes, 144A(a)	5.250	12/15/27	32,846	31,614,275

See Notes to Financial Statements.

PGIM High Yield Fund 23

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)

Meritage Homes Corp.,
Gtd. Notes	5.125%	06/06/27	14,350	$14,136,184
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	38,475	36,914,975
Sr. Unsec’d. Notes	4.750	04/01/29	19,834	18,636,166
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A	8.750	02/15/29	16,690	17,098,152
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	15,444	15,233,014
Gtd. Notes, 144A	5.875	06/15/27	31,369	31,285,621
Sr. Unsec’d. Notes, 144A(a)	5.125	08/01/30	25,084	23,688,988
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	6,603	6,473,740
Gtd. Notes(a)	5.700	06/15/28	34,272	33,689,778

				744,231,576

Home Furnishings 0.0%

Tempur Sealy International, Inc.,
Gtd. Notes, 144A(a)	4.000	04/15/29	10,217	9,164,686

Household Products/Wares 0.4%

ACCO Brands Corp.,
Gtd. Notes, 144A(a)	4.250	03/15/29	42,670	37,826,537
Central Garden & Pet Co.,
Gtd. Notes, 144A	4.125	04/30/31	905	793,808
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Gtd. Notes, 144A(a)	7.000	12/31/27	31,203	30,158,323
Sr. Sec’d. Notes, 144A	5.000	12/31/26	5,450	5,259,250

				74,037,918

Housewares 0.8%
Scotts Miracle-Gro Co. (The),
Gtd. Notes(a)	4.000	04/01/31	57,793	48,984,001
Gtd. Notes(a)	4.375	02/01/32	38,375	32,134,176
SWF Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A	6.500	10/01/29	84,380	59,441,878

				140,560,055

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance 0.5%

Acrisure LLC/Acrisure Finance, Inc.,
Sr. Unsec’d. Notes, 144A(a)	8.250%	02/01/29	25,140	$24,843,006
Sr. Unsec’d. Notes, 144A(a)	10.125	08/01/26	17,425	18,126,006
AssuredPartners, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	01/15/29	11,200	10,311,892
Sr. Unsec’d. Notes, 144A	7.500	02/15/32	3,095	3,042,352
BroadStreet Partners, Inc.,
Sr. Unsec’d. Notes, 144A(a)	5.875	04/15/29	30,766	28,556,714

				84,879,970

Internet 0.6%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A(a)	3.875	09/15/27	33,280	30,159,936
Sr. Unsec’d. Notes, 144A	5.625	09/15/28	24,703	20,736,175
Gen Digital, Inc.,
Sr. Unsec’d. Notes, 144A	5.000	04/15/25	35,043	34,694,770
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A(a)	3.500	03/01/29	17,687	15,753,686

				101,344,567

Iron/Steel 0.6%
ATI, Inc.,
Sr. Unsec’d. Notes(a)	7.250	08/15/30	9,050	9,307,337
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	01/31/29	40,370	40,708,416
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.750	04/15/30	26,800	26,605,139
Commercial Metals Co.,
Sr. Unsec’d. Notes	4.125	01/15/30	3,000	2,739,430
Sr. Unsec’d. Notes	4.375	03/15/32	4,860	4,327,275
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	9.250	10/01/28	18,400	19,297,000

				102,984,597

Leisure Time 3.9%
Amer Sports Co. (Finland),
Sr. Sec’d. Notes, 144A	6.750	02/16/31	18,305	18,217,136
Carnival Corp.,
Gtd. Notes, 144A(a)	5.750	03/01/27	88,021	86,920,737
Gtd. Notes, 144A(a)	6.000	05/01/29	70,500	68,561,250

See Notes to Financial Statements.

PGIM High Yield Fund 25

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Leisure Time (cont’d.)

Carnival Corp., (cont’d.)
Sr. Sec’d. Notes, 144A	4.000%	08/01/28	15,500	$14,303,400
Carnival Holdings Bermuda Ltd.,
Gtd. Notes, 144A	10.375	05/01/28	8,500	9,271,893
Lindblad Expeditions Holdings, Inc.,
Sr. Sec’d. Notes, 144A(a)	9.000	05/15/28	36,610	38,501,574
NCL Corp. Ltd.,
Gtd. Notes, 144A(a)	5.875	03/15/26	64,710	63,011,362
Sr. Sec’d. Notes, 144A(a)	5.875	02/15/27	16,311	16,120,488
Sr. Sec’d. Notes, 144A(a)	8.125	01/15/29	8,075	8,464,619
Sr. Sec’d. Notes, 144A(a)	8.375	02/01/28	27,739	29,056,603
Sr. Unsec’d. Notes, 144A(a)	7.750	02/15/29	40,025	40,875,531
NCL Finance Ltd.,
Gtd. Notes, 144A(a)	6.125	03/15/28	30,644	29,877,900
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A(a)	7.250	01/15/30	28,850	30,004,000
Gtd. Notes, 144A(a)	9.250	01/15/29	20,875	22,373,825
Sr. Sec’d. Notes, 144A(a)	8.250	01/15/29	10,525	11,156,500
Sr. Unsec’d. Notes(a)	7.500	10/15/27	3,700	3,875,750
Sr. Unsec’d. Notes, 144A(a)	5.375	07/15/27	13,400	13,107,076
Sr. Unsec’d. Notes, 144A	5.500	08/31/26	2,950	2,916,164
Sr. Unsec’d. Notes, 144A(a)	5.500	04/01/28	49,586	48,810,971
Sr. Unsec’d. Notes, 144A(a)	11.625	08/15/27	7,784	8,387,260
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	43,442	42,437,404
Sr. Unsec’d. Notes, 144A	7.000	02/15/29	9,225	9,213,469
Sr. Unsec’d. Notes, 144A	9.125	07/15/31	44,960	48,598,950
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A	5.625	02/15/29	27,910	26,863,375
Vista Outdoor, Inc.,
Gtd. Notes, 144A(a)	4.500	03/15/29	7,778	7,702,113
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A	5.000	02/15/28	12,950	12,394,445

				711,023,795

Lodging 1.7%
Boyd Gaming Corp.,
Gtd. Notes, 144A(a)	4.750	06/15/31	8,050	7,316,475
Genting New York LLC/GENNY Capital, Inc.,
Sr. Unsec’d. Notes, 144A	3.300	02/15/26	3,775	3,501,455

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Lodging (cont’d.)

Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A(a)	3.625%	02/15/32		42,765	$36,533,307
Gtd. Notes, 144A(a)	4.000	05/01/31		1,852	1,646,128
MGM Resorts International,
Gtd. Notes	4.625	09/01/26		7,695	7,444,398
Gtd. Notes(a)	4.750	10/15/28		46,117	43,280,655
Gtd. Notes	5.500	04/15/27		42,825	42,051,642
Gtd. Notes(a)	5.750	06/15/25		4,825	4,814,586
Gtd. Notes	6.750	05/01/25		14,944	14,960,366
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A	5.875	05/15/25		19,045	18,930,266
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.125	12/15/29		15,250	13,744,063
Sr. Unsec’d. Notes, 144A	5.500	01/15/26		18,075	17,533,473
Sr. Unsec’d. Notes, 144A(a)	5.500	10/01/27		16,915	16,026,963
Sr. Unsec’d. Notes, 144A(a)	5.625	08/26/28		80,610	75,517,866

					303,301,643

Machinery-Construction & Mining 0.1%
Terex Corp.,
Gtd. Notes, 144A	5.000	05/15/29		26,280	24,612,859

Machinery-Diversified 0.6%
Chart Industries, Inc.,
Gtd. Notes, 144A(a)	9.500	01/01/31		15,155	16,279,486
Sr. Sec’d. Notes, 144A(a)	7.500	01/01/30		26,475	27,314,964
GrafTech Finance, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.625	12/15/28		31,982	21,029,122
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	11.500	09/01/28		31,775	33,105,252
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A	5.250	07/15/27		14,525	13,871,375

					111,600,199

Media 6.4%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes	2.250	01/15/25	EUR	9,325	9,751,918
Sr. Sec’d. Notes, 144A(a)	5.000	01/15/28		7,500	6,628,125
Sr. Sec’d. Notes, 144A	5.750	08/15/29		36,250	31,175,000

See Notes to Financial Statements.

PGIM High Yield Fund 27

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)

CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes(a)	4.500%	05/01/32	97,924	$77,378,150
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	96,026	77,207,897
Sr. Unsec’d. Notes, 144A(a)	4.250	01/15/34	31,321	23,423,910
Sr. Unsec’d. Notes, 144A	4.500	06/01/33	30,575	23,529,114
Sr. Unsec’d. Notes, 144A	4.750	03/01/30	12,417	10,564,592
Sr. Unsec’d. Notes, 144A(a)	5.000	02/01/28	32,875	30,364,673
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	14,778	13,967,384
Sr. Unsec’d. Notes, 144A(a)	5.375	06/01/29	15,146	13,669,633
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	22,685	22,288,283
CSC Holdings LLC,
Gtd. Notes, 144A(a)	3.375	02/15/31	27,213	19,199,512
Gtd. Notes, 144A(a)	4.125	12/01/30	16,970	12,640,976
Gtd. Notes, 144A	4.500	11/15/31	8,756	6,493,124
Gtd. Notes, 144A	5.375	02/01/28	15,756	13,737,237
Gtd. Notes, 144A(a)	5.500	04/15/27	38,655	34,696,761
Gtd. Notes, 144A	6.500	02/01/29	960	836,172
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	134,238	74,760,010
Sr. Unsec’d. Notes, 144A	5.000	11/15/31	16,770	9,233,465
Sr. Unsec’d. Notes, 144A	5.750	01/15/30	37,843	22,245,571
Sr. Unsec’d. Notes, 144A(a)	7.500	04/01/28	23,472	16,681,267
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $181,475,272; purchased 07/18/19 - 06/03/22)(f)	6.625	08/15/27(d)	267,691	15,645,688
Sec’d. Notes, 144A (original cost $59,318,362; purchased 11/18/21 - 08/03/22)(f)	5.375	08/15/26(d)	183,396	10,900,149
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	64,394	27,110,146
Gtd. Notes	7.375	07/01/28	30,755	14,940,331
Gtd. Notes	7.750	07/01/26	175,096	110,122,241
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27	40,700	42,458,902
Gray Television, Inc.,
Gtd. Notes, 144A(a)	5.875	07/15/26	67,425	63,997,568
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A	5.375	08/15/27	7,300	6,941,257
News Corp.,
Sr. Unsec’d. Notes, 144A(a)	3.875	05/15/29	10,433	9,465,548
Nexstar Media, Inc.,
Gtd. Notes, 144A	5.625	07/15/27	12,620	11,960,834

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)

Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.500%	09/15/26	39,352	$30,991,071
Sr. Unsec’d. Notes, 144A	6.500	09/15/28	125,674	60,469,864
Sinclair Television Group, Inc.,
Gtd. Notes, 144A	5.125	02/15/27	38,342	35,254,354
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.500	05/01/29	21,907	19,185,834
Sr. Sec’d. Notes, 144A	6.625	06/01/27	94,781	91,885,551
Sr. Sec’d. Notes, 144A(a)	8.000	08/15/28	28,350	28,495,547
VZ Secured Financing BV (Netherlands),
Sr. Sec’d. Notes, 144A	5.000	01/15/32	47,550	40,536,375
Ziggo Bond Co. BV (Netherlands),
Gtd. Notes, 144A(a)	5.125	02/28/30	1,800	1,534,842

				1,172,368,876

Metal Fabricate/Hardware 0.1%
Roller Bearing Co. of America, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	10/15/29	16,098	14,659,874

Mining 1.6%
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A(a)	8.000	10/01/30	8,950	9,374,461
Unsec’d. Notes, 144A	11.500	10/01/31	16,788	18,467,147
Constellium SE,
Gtd. Notes, 144A(a)	5.875	02/15/26	3,625	3,596,109
Eldorado Gold Corp. (Turkey),
Sr. Unsec’d. Notes, 144A	6.250	09/01/29	45,985	43,087,444
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	10/15/27	21,261	20,254,292
Gtd. Notes, 144A	7.500	04/01/25	23,877	23,626,291
Gtd. Notes, 144A(a)	8.625	06/01/31	18,125	17,323,694
Sec’d. Notes, 144A	9.375	03/01/29	9,430	9,772,432
Hecla Mining Co.,
Gtd. Notes(a)	7.250	02/15/28	24,845	24,794,007
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A(a)	4.500	04/01/26	19,537	18,779,941
Gtd. Notes, 144A(a)	6.125	04/01/29	42,395	41,467,715
New Gold, Inc. (Canada),
Gtd. Notes, 144A(a)	7.500	07/15/27	50,319	49,644,725
Novelis Corp.,
Gtd. Notes, 144A	3.250	11/15/26	937	871,470

See Notes to Financial Statements.

PGIM High Yield Fund 29

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining (cont’d.)

Novelis Corp., (cont’d.)
Gtd. Notes, 144A	3.875%	08/15/31	5,083	$4,303,843
Gtd. Notes, 144A(a)	4.750	01/30/30	12,930	11,837,410

				297,200,981

Miscellaneous Manufacturing 0.3%
Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625	07/01/27	6,475	6,351,098
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	28,647	26,153,433
Trinity Industries, Inc.,
Gtd. Notes, 144A	7.750	07/15/28	16,950	17,547,866

				50,052,397

Office/Business Equipment 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	3.250	02/15/29	5,920	5,276,969

Oil & Gas 6.8%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A	8.250	02/15/26	19,986	20,140,419
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes	7.875	12/15/24(d)	104,709	10,471
Antero Resources Corp.,
Gtd. Notes, 144A(a)	5.375	03/01/30	39,525	37,700,124
Gtd. Notes, 144A(a)	7.625	02/01/29	7,452	7,677,415
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	17,418	17,409,766
Gtd. Notes, 144A	9.000	11/01/27	28,374	35,974,194
Sr. Unsec’d. Notes, 144A(a)	8.250	12/31/28	51,825	52,683,369
Athabasca Oil Corp. (Canada),
Sec’d. Notes, 144A	9.750	11/01/26	57,180	60,275,153
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26	15,495	15,358,287
Gtd. Notes, 144A	5.875	02/01/29	10,895	10,765,525
Gtd. Notes, 144A(a)	6.750	04/15/29	21,299	21,389,435
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	6.375	06/15/26	726	730,677
Sr. Sec’d. Notes, 144A	7.000	06/15/25	56,580	56,486,058

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375%	07/01/28	27,075	$28,333,095
Gtd. Notes, 144A(a)	8.625	11/01/30	12,200	13,065,106
CNX Resources Corp.,
Gtd. Notes, 144A(a)	7.250	03/01/32	12,400	12,365,634
Comstock Resources, Inc.,
Gtd. Notes, 144A(a)	5.875	01/15/30	18,425	16,111,235
Gtd. Notes, 144A(a)	6.750	03/01/29	32,042	29,555,925
Crescent Energy Finance LLC,
Gtd. Notes, 144A(a)	7.250	05/01/26	4,000	3,985,420
Gtd. Notes, 144A	9.250	02/15/28	28,227	29,552,331
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.000	05/01/29	5,123	5,044,567
Sr. Unsec’d. Notes, 144A	5.625	10/15/25	4,537	4,517,317
Diamond Foreign Asset Co./Diamond Finance LLC,
Sec’d. Notes, 144A	8.500	10/01/30	9,975	10,215,098
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.750	01/30/28	28,913	29,141,415
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	28,950	28,184,717
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	17,686	17,195,970
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	26,190	25,303,613
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	51,068	50,747,003
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	24,140	23,469,845
Sr. Unsec’d. Notes, 144A	8.375	11/01/33	10,384	11,153,229
MEG Energy Corp. (Canada),
Gtd. Notes, 144A(a)	5.875	02/01/29	21,900	21,352,500
Nabors Industries Ltd.,
Gtd. Notes, 144A(a)	7.250	01/15/26	26,955	26,483,287
Gtd. Notes, 144A(a)	7.500	01/15/28	66,185	60,890,200
Nabors Industries, Inc.,
Gtd. Notes, 144A(a)	7.375	05/15/27	4,175	4,158,537
Gtd. Notes, 144A(a)	9.125	01/31/30	44,770	45,875,708
Noble Finance II LLC,
Gtd. Notes, 144A	8.000	04/15/30	7,800	8,014,437
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	7.125	10/15/27	1,230	1,284,477
Sr. Unsec’d. Notes	7.200	04/01/28	2,400	2,508,726
Sr. Unsec’d. Notes	7.875	09/15/31	850	957,033
Sr. Unsec’d. Notes	7.950	04/15/29	8,558	9,199,968
Parkland Corp. (Canada),
Gtd. Notes, 144A(a)	4.500	10/01/29	33,190	30,327,362

See Notes to Financial Statements.

PGIM High Yield Fund 31

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Parkland Corp. (Canada), (cont’d.)
Gtd. Notes, 144A	4.625%	05/01/30	28,475	$26,010,773
Permian Resources Operating LLC,
Gtd. Notes, 144A(a)	7.000	01/15/32	26,690	27,425,340
Gtd. Notes, 144A	8.000	04/15/27	9,400	9,697,053
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A(a)	6.875	01/15/29	8,275	8,166,349
Gtd. Notes, 144A(a)	7.125	01/15/26	13,748	13,679,260
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	19,172	18,947,913
Gtd. Notes, 144A(a)	4.750	02/15/30	3,875	3,601,494
SilverBow Resources, Inc.,
Sec’d. Notes, 144A, 3 Month SOFR + 7.750%	13.135(c)	12/15/28	25,380	25,065,598
Southwestern Energy Co.,
Gtd. Notes(a)	4.750	02/01/32	37,250	33,825,968
Gtd. Notes(a)	5.375	02/01/29	15,208	14,709,752
Gtd. Notes	5.375	03/15/30	67,106	64,237,045
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29	24,683	22,800,486
Gtd. Notes	4.500	04/30/30	29,575	26,957,267
Gtd. Notes(a)	5.875	03/15/28	3,936	3,894,338
Transocean, Inc.,
Gtd. Notes, 144A(a)	7.250	11/01/25	16,015	15,834,831
Gtd. Notes, 144A(a)	7.500	01/15/26	11,077	10,952,384
Gtd. Notes, 144A	8.000	02/01/27	1,220	1,187,365
Gtd. Notes, 144A	11.500	01/30/27	3,550	3,700,875
Valaris Ltd.,
Sec’d. Notes, 144A(a)	8.375	04/30/30	11,475	11,790,563
Vital Energy, Inc.,
Gtd. Notes	9.750	10/15/30	7,200	7,703,952
Gtd. Notes(a)	10.125	01/15/28	6,075	6,357,541

				1,242,140,795

Packaging & Containers 1.9%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27	41,431	17,711,620
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Unsec’d. Notes, 144A(a)	4.000	09/01/29	4,615	3,749,687

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.125%	08/15/26	3,735	$3,436,200
Graham Packaging Co., Inc.,
Gtd. Notes, 144A(a)	7.125	08/15/28	31,920	28,276,584
Graphic Packaging International LLC,
Gtd. Notes	4.125	08/15/24	9,225	9,131,415
Intelligent Packaging Holdco Issuer LP (Canada),
Sr. Unsec’d. Notes, 144A, Cash coupon 9.000% or PIK 9.750%	9.000	01/15/26	18,475	16,627,500
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A	6.000	09/15/28	35,362	32,834,324
Iris Holding, Inc.,
Sr. Unsec’d. Notes, 144A(a)	10.000	12/15/28	32,118	27,890,108
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28	18,740	16,844,556
Sr. Sec’d. Notes, 144A	6.750	07/15/26	3,275	3,199,404
Sr. Sec’d. Notes, 144A	9.500	11/01/28	7,750	7,795,047
Sr. Unsec’d. Notes, 144A(a)	8.250	11/01/29	37,377	31,558,464
Sr. Unsec’d. Notes, 144A(a)	10.500	07/15/27	31,474	30,498,518
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A(a)	7.875	08/15/26	21,000	21,283,660
OI European Group BV,
Gtd. Notes, 144A(a)	4.750	02/15/30	10,400	9,542,000
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.375	08/15/25	4,236	4,237,645
Gtd. Notes, 144A(a)	6.625	05/13/27	980	978,438
Gtd. Notes, 144A(a)	7.250	05/15/31	9,800	9,915,703
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.375	10/15/28	22,350	20,811,110
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A(a)	12.750	12/31/28	39,500	42,147,990
TriMas Corp.,
Gtd. Notes, 144A	4.125	04/15/29	6,675	6,083,196

				344,553,169

Pharmaceuticals 2.3%
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	48,526	40,399,131

See Notes to Financial Statements.

PGIM High Yield Fund 33

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

AdaptHealth LLC, (cont’d.)
Gtd. Notes, 144A(a)	5.125%	03/01/30	22,832	$19,097,677
Gtd. Notes, 144A	6.125	08/01/28	24,577	22,605,545
Bausch Health Americas, Inc.,
Gtd. Notes, 144A	8.500	01/31/27	1,323	751,188
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	49,922	21,965,680
Gtd. Notes, 144A	5.000	02/15/29	73,671	32,415,240
Gtd. Notes, 144A	5.250	01/30/30	116,023	49,889,890
Gtd. Notes, 144A	5.250	02/15/31	23,067	9,918,810
Gtd. Notes, 144A	6.250	02/15/29	195,770	89,075,350
Gtd. Notes, 144A	7.000	01/15/28	11,113	4,889,720
Gtd. Notes, 144A	9.000	12/15/25	3,775	3,548,500
Sr. Sec’d. Notes, 144A	4.875	06/01/28	4,474	2,550,180
Jazz Securities DAC,
Sr. Sec’d. Notes, 144A(a)	4.375	01/15/29	6,397	5,882,681
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A(a)	4.125	04/30/28	2,773	2,535,116
Sr. Unsec’d. Notes, 144A(a)	5.125	04/30/31	97,895	83,803,160
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A	7.750	11/15/25	27,510	22,314,213

				411,642,081

Pipelines 3.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	26,170	24,905,742
Gtd. Notes, 144A	5.750	03/01/27	32,490	31,782,558
Gtd. Notes, 144A(a)	5.750	01/15/28	34,678	33,992,832
Gtd. Notes, 144A(a)	6.625	02/01/32	9,490	9,456,727
Gtd. Notes, 144A	7.875	05/15/26	2,575	2,629,765
Cheniere Energy Partners LP,
Gtd. Notes	4.000	03/01/31	28,525	25,476,333
Gtd. Notes	4.500	10/01/29	1,322	1,239,195
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes	4.625	10/15/28	68,964	66,236,867
CNX Midstream Partners LP,
Gtd. Notes, 144A	4.750	04/15/30	2,500	2,191,030
DCP Midstream Operating LP,
Gtd. Notes, 144A	6.450	11/03/36	3,455	3,567,563

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125%(ff)	05/15/30(oo)	17,145	$16,573,615
EQM Midstream Partners LP,
Sr. Unsec’d. Notes	5.500	07/15/28	685	671,601
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	3,242	3,236,856
Sr. Unsec’d. Notes, 144A	6.500	07/01/27	23,472	23,703,198
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	7,125	7,290,125
Sr. Unsec’d. Notes, 144A(a)	7.500	06/01/30	12,851	13,686,968
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.875	01/15/29	15,486	15,264,405
Gtd. Notes	7.000	08/01/27	14,055	14,067,671
Gtd. Notes, 144A	8.250	01/15/32	13,000	13,335,400
Howard Midstream Energy Partners LLC,
Sr. Unsec’d. Notes, 144A	8.875	07/15/28	7,250	7,670,452
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	1,475	1,430,765
Sr. Unsec’d. Notes, 144A	4.800	05/15/30	4,000	3,705,321
Sr. Unsec’d. Notes, 144A	4.950	07/15/29	148	138,432
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	51,988	51,214,510
Sr. Unsec’d. Notes, 144A	7.500	07/15/38	7,011	7,132,645
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	44,067	41,857,127
Gtd. Notes, 144A(a)	6.000	03/01/27	15,384	15,180,405
Gtd. Notes, 144A(a)	6.000	12/31/30	10,702	9,961,307
Gtd. Notes, 144A	6.000	09/01/31	8,663	7,968,577
Sr. Unsec’d. Notes, 144A	7.375	02/15/29	13,415	13,379,227
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	19,005	17,056,712
Sr. Sec’d. Notes, 144A(a)	4.125	08/15/31	14,185	12,452,478
Sr. Sec’d. Notes, 144A(a)	6.250	01/15/30	9,675	9,673,116
Venture Global LNG, Inc.,
Sr. Sec’d. Notes, 144A	9.500	02/01/29	74,625	79,573,046
Sr. Sec’d. Notes, 144A	9.875	02/01/32	79,425	83,610,050
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.050	02/01/30	4,719	4,365,879
Sr. Unsec’d. Notes	4.500	03/01/28	325	311,248
Sr. Unsec’d. Notes	5.450	04/01/44	578	519,222
Sr. Unsec’d. Notes	5.500	08/15/48	6,380	5,601,366

				682,110,336

See Notes to Financial Statements.

PGIM High Yield Fund 35

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Real Estate 1.0%

Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A(a)	10.500%	01/15/28		39,710	$40,597,429
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A	7.750	09/01/30		11,125	11,597,922
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29		35,275	31,358,593
Gtd. Notes, 144A(a)	4.375	02/01/31		19,777	16,899,736
Gtd. Notes, 144A	5.375	08/01/28		31,235	29,483,010
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29		63,521	58,143,259

					188,079,949

Real Estate Investment Trusts (REITs) 1.3%

Diversified Healthcare Trust,
Gtd. Notes(a)	4.375	03/01/31		50,779	38,540,195
Gtd. Notes	9.750	06/15/25		2,050	2,041,672
Sr. Unsec’d. Notes(a)	4.750	02/15/28		44,279	35,276,923
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	0.993	10/15/26	EUR	2,225	1,845,669
Gtd. Notes	3.500	03/15/31		45,361	30,391,473
Gtd. Notes(a)	4.625	08/01/29		7,075	5,271,537
Gtd. Notes(a)	5.000	10/15/27		21,151	17,279,236
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A	7.500	06/01/25		41,496	41,709,629
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	4.500	02/15/29		7,700	7,153,905
SBA Communications Corp.,
Sr. Unsec’d. Notes	3.125	02/01/29		545	482,530
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.500	09/01/26		4,950	4,783,212
Gtd. Notes, 144A	4.500	01/15/28		11,899	11,307,143
Gtd. Notes, 144A	4.625	12/01/29		36,481	33,963,930

					230,047,054

Retail 4.7%

1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A(a)	4.000	10/15/30		57,752	50,533,000
Sr. Sec’d. Notes, 144A	3.875	01/15/28		8,583	7,959,703

See Notes to Financial Statements.

36

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

Arko Corp.,
Gtd. Notes, 144A(a)	5.125%	11/15/29	15,325	$13,282,130
BCPE Ulysses Intermediate, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%(a)	7.750	04/01/27	9,975	9,570,223
Brinker International, Inc.,
Gtd. Notes, 144A	5.000	10/01/24	1,411	1,400,418
Gtd. Notes, 144A	8.250	07/15/30	37,105	38,899,841
Carrols Restaurant Group, Inc.,
Gtd. Notes, 144A(a)	5.875	07/01/29	15,770	16,098,936
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A(a)	12.000	11/30/28	54,174	57,058,765
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes, 144A (original cost $7,678,413; purchased 07/25/22 - 08/04/22)(f)	5.375	04/01/26	8,315	8,230,795
Sr. Unsec’d. Notes, 144A (original cost $4,799,035; purchased 08/02/22 - 08/05/22)(f)	5.875	04/01/29	5,438	5,165,128
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A(a)	6.750	01/15/30	95,766	84,553,878
Sr. Sec’d. Notes, 144A(a)	4.625	01/15/29	7,309	6,635,921
Foundation Building Materials, Inc.,
Gtd. Notes, 144A	6.000	03/01/29	45,990	40,475,301
Gap, Inc. (The),
Gtd. Notes, 144A(a)	3.625	10/01/29	11,535	9,749,632
Gtd. Notes, 144A(a)	3.875	10/01/31	40,382	32,505,202
LBM Acquisition LLC,
Gtd. Notes, 144A(a)	6.250	01/15/29	43,270	39,224,575
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A	4.875	05/01/29	73,780	66,308,201
Sr. Unsec’d. Notes, 144A	8.250	08/01/31	23,060	23,609,059
Park River Holdings, Inc.,
Gtd. Notes, 144A	5.625	02/01/29	69,002	58,061,473
Sr. Unsec’d. Notes, 144A	6.750	08/01/29	9,165	7,876,615
Patrick Industries, Inc.,
Gtd. Notes, 144A(a)	4.750	05/01/29	13,205	12,092,979
Gtd. Notes, 144A	7.500	10/15/27	6,625	6,662,124
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.625	12/01/25	56,409	56,395,723
Gtd. Notes	6.750	03/01/32	25,360	25,263,410
SRS Distribution, Inc.,
Gtd. Notes, 144A(a)	6.000	12/01/29	41,722	38,836,944

See Notes to Financial Statements.

PGIM High Yield Fund 37

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875%	03/01/27	33,961	$33,472,255
Sr. Unsec’d. Notes, 144A	5.000	06/01/31	38,547	34,724,273
Superior Plus LP/Superior General Partner, Inc. (Canada),
Gtd. Notes, 144A	4.500	03/15/29	50,850	45,893,142
White Cap Buyer LLC,
Sr. Unsec’d. Notes, 144A(a)	6.875	10/15/28	26,560	25,959,726
White Cap Parent LLC,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%(a)	8.250	03/15/26	4,125	4,120,352

				860,619,724

Software 0.6%

Black Knight InfoServ LLC,
Gtd. Notes, 144A (original cost $57,133,419; purchased 08/12/20 - 06/21/22)(f)	3.625	09/01/28	57,101	53,725,525
Boxer Parent Co., Inc.,
Sr. Sec’d. Notes, 144A	7.125	10/02/25	37,408	37,444,696
Camelot Finance SA,
Sr. Sec’d. Notes, 144A	4.500	11/01/26	1,065	1,014,413
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A(a)	4.875	07/01/29	14,921	13,527,336
Sr. Sec’d. Notes, 144A	3.875	07/01/28	750	684,775

				106,396,745

Telecommunications 3.6%

Altice France SA (France),
Sr. Sec’d. Notes, 144A(a)	8.125	02/01/27	64,965	59,442,975
Connect Finco Sarl/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A(a)	6.750	10/01/26	25,275	24,706,313
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1A14, 144A (original cost $2,504,255; purchased 11/14/23 - 02/13/24)^(f)	0.000	12/31/30	2,229	2,504,258
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $947; purchased 11/14/23)^(f)	0.000	12/31/30	9,472	9
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $347,705; purchased 11/14/23 - 02/13/24)^(f)	0.000	12/31/30	152	347,705

See Notes to Financial Statements.

38

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Digicel Group Holdings Ltd. (Jamaica), (cont’d.)
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $1,490; purchased 11/14/23)^(f)	0.000%	12/31/30		14,902	$15
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $72,831,311; purchased 01/29/24 - 01/30/24)(f)	12.000	05/25/27		78,879	77,279,049
Digicel MidCo Ltd./DIFL US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500% (original cost $53,719,023; purchased 01/30/24)(a)(f)	10.500	11/25/28		83,228	66,582,745
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A(a)	5.000	05/01/28		22,350	20,717,893
Sr. Sec’d. Notes, 144A	5.875	10/15/27		1,775	1,715,385
Iliad Holding SASU (France),
Sr. Sec’d. Notes(a)	5.625	10/15/28	EUR	2,600	2,788,976
Sr. Sec’d. Notes, 144A	6.500	10/15/26		23,994	23,727,907
Sr. Sec’d. Notes, 144A	7.000	10/15/28		11,630	11,455,550
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A	6.500	03/15/30		77,385	71,828,757
Level 3 Financing, Inc.,
Gtd. Notes, 144A	3.750	07/15/29		7,089	4,147,065
Gtd. Notes, 144A	4.250	07/01/28		15,745	9,683,175
Gtd. Notes, 144A	4.625	09/15/27		15,148	9,770,460
Sr. Sec’d. Notes, 144A	3.400	03/01/27		8,925	9,103,500
Sr. Sec’d. Notes, 144A	10.500	05/15/30		34,660	35,666,603
Sprint Capital Corp.,
Gtd. Notes	6.875	11/15/28		11,526	12,284,823
Gtd. Notes	8.750	03/15/32		34,652	41,873,932
Sprint LLC,
Gtd. Notes	7.125	06/15/24		33,082	33,181,618
Gtd. Notes	7.625	02/15/25		36,161	36,620,008
Gtd. Notes	7.625	03/01/26		4,152	4,290,650
Viasat, Inc.,
Sr. Sec’d. Notes, 144A	5.625	04/15/27		1,251	1,174,620
Sr. Unsec’d. Notes, 144A	5.625	09/15/25		90,992	88,325,339

					649,219,330

Transportation 0.5%

GN Bondco LLC,
Sr. Sec’d. Notes, 144A	9.500	10/15/31		50,525	50,015,526

See Notes to Financial Statements.

PGIM High Yield Fund 39

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Transportation (cont’d.)

RXO, Inc.,
Gtd. Notes, 144A	7.500%	11/15/27	11,225	$11,631,013
XPO, Inc.,
Gtd. Notes, 144A	7.125	06/01/31	4,825	4,931,721
Gtd. Notes, 144A	7.125	02/01/32	11,700	11,885,692
Sr. Sec’d. Notes, 144A	6.250	06/01/28	6,875	6,893,960

				85,357,912

Trucking & Leasing 0.0%

Fortress Transportation & Infrastructure Investors LLC,
Gtd. Notes, 144A	5.500	05/01/28	600	574,620

TOTAL CORPORATE BONDS (cost $16,539,738,802)				15,192,937,121

FLOATING RATE AND OTHER LOANS 2.9%

Auto Parts & Equipment 0.1%

Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	10.169(c)	11/17/28	19,895	18,573,172

Chemicals 0.4%

Consolidated Energy Finance SA (Switzerland),
2024 Incremental Term Loan, 1 Month SOFR + 4.500%	9.817(c)	11/15/30	27,275	26,422,656
Iris Holdings Ltd.,
Initial Term Loan, 3 Month SOFR + 4.850%	10.163(c)	06/28/28	10,517	9,934,243
Venator Finance Sarl,
Initial First-Out Term Loan, 3 Month SOFR + 10.000%^	15.314(c)	12/31/25	10,731	10,194,303
Term Loan, 3 Month SOFR + 10.000%^	15.326(c)	10/12/28	26,979	26,709,221

				73,260,423

Commercial Services 0.0%

Fly Funding II Sarl (Luxembourg),
Term Loan B, 3 Month LIBOR + 1.750%	7.326(c)	08/11/25	1,189	1,142,317

See Notes to Financial Statements.

40

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Computers 0.3%

McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.850%	9.178%(c)	03/01/29		21,195	$21,050,996
NCR Atleos LLC,
Term B Loan, 1 Month SOFR + 4.850%	10.169(c)	03/27/29		35,125	35,125,000

					56,175,996

Cosmetics/Personal Care 0.2%

Rainbow Midco Ltd. (United Kingdom),
Term Loan, 3 Month EURIBOR + 7.750%^	19.407(c)	02/22/30	EUR	14,873	16,043,149
Rainbow UK Bidco, Ltd. (Luxembourg),
Facility B-3 Loan, SONIA + 4.500%	9.689(c)	02/23/29	GBP	11,625	14,362,410

					30,405,559

Electric 0.0%

Heritage Power LLC,
Term Loan, 3 Month SOFR + 5.500%	10.814(c)	07/20/26		3,881	3,686,953

Holding Companies-Diversified 0.1%

Clue OpCo LLC,
Term B Loan, 1 Month SOFR + 4.500%	9.826(c)	12/19/30		12,122	11,743,187

Housewares 0.1%

SWF Holdings I Corp.,
Initial Term Loan, 1 Month SOFR + 4.114%	9.441(c)	10/06/28		28,684	25,863,495

Insurance 0.3%

Acrisure LLC,
2021-1 Additional Term Loan, 1 Month LIBOR + 3.750%	9.191(c)	02/15/27		6,136	6,121,904
Term Loan B 2020, 1 Month LIBOR + 3.500%	8.941(c)	02/15/27		17,345	17,296,291
Asurion LLC,
New B-4 Term Loan, 1 Month SOFR + 5.364%	10.691(c)	01/20/29		29,145	27,441,825

					50,860,020

Investment Companies 0.2%

Hurricane CleanCo Ltd. (United Kingdom),
Term Loan, 3 Month EURIBOR + 6.250%^	6.250(c)	10/31/29	EUR	29,150	36,796,045

See Notes to Financial Statements.

PGIM High Yield Fund 41

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Media 0.3%

Altice Financing SA (Luxembourg),
2022 Dollar Loan, 3 Month SOFR + 5.000%	10.314%(c)	10/29/27	2,618	$2,609,139
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.818(c)	01/18/28	18,869	18,315,006
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 10.100%	15.428(c)	05/25/26	18,545	17,849,284
Second Lien Term Loan	8.175	08/24/26(d)	139,499	7,556,252
Radiate Holdco LLC,
Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%	8.691(c)	09/25/26	16,537	13,544,805

				59,874,486

Retail 0.1%

Great Outdoors Group LLC,
Term B-2 Loan, 1 Month SOFR + 3.864%	9.191(c)	03/06/28	23,222	23,213,358

Software 0.5%

Cotiviti, Inc.,
Term Loan, 1 Month SOFR + 3.500%	7.500(c)	03/31/31	41,725	41,725,000
Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%	10.684(c)	07/14/28	43,753	40,471,699

				82,196,699

Telecommunications 0.3%

Digicel International Finance, Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 6.750%	12.063(c)	05/29/27	8,393	7,931,215
Level 3 Financing, Inc.,
Tranche B 2027 Term Loan, 1 Month SOFR + 1.864%	7.191(c)	03/01/27	9,820	9,574,500
Lumen Technologies, Inc.,
Term B Loan, 1 Month SOFR + 2.364%	7.691(c)	03/15/27	917	663,335
Term Loan	— (p)	06/01/28	1,528	1,408,657
MLN US HoldCo LLC,
3L Term B Loan, 3 Month SOFR + 9.350%	14.660(c)	10/18/27	70	6,960
Initial Term Loan, 3 Month SOFR + 6.540%	11.850(c)	10/18/27	1,038	570,683
Initial Term Loan (Second Out (First Lien Roll-Up)), 3 Month SOFR + 6.800%	12.110(c)	10/18/27	2,343	351,488

See Notes to Financial Statements.

42

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Telecommunications (cont’d.)

Xplornet Communications, Inc. (Canada),
First Lien Refinancing Term Loan, 3 Month SOFR + 4.262%	9.610%(c)	10/02/28	60,532	$27,428,421
Initial Term Loan- Second Lien, 3 Month SOFR + 7.262%	12.610(c)	10/01/29	25,920	5,184,000

				53,119,259

TOTAL FLOATING RATE AND OTHER LOANS (cost $603,107,015)				526,910,969

U.S. TREASURY OBLIGATIONS 3.8%
U.S. Treasury Notes(k)	2.500	03/31/27	60,475	57,186,672
U.S. Treasury Notes(a)(k)	2.625	05/31/27	100,565	95,206,771
U.S. Treasury Notes(a)(k)	3.875	11/30/27	301,400	296,408,062
U.S. Treasury Notes(a)	4.250	12/31/25	250,000	248,066,408

TOTAL U.S. TREASURY OBLIGATIONS (cost $710,292,611)				696,867,913

			Shares

COMMON STOCKS 2.2%

Chemicals 0.9%
Cornerstone Chemical Co.*^			1,010,075	19,191,425
TPC Group, Inc.*^			2,374,523	66,486,644
Venator Materials PLC (original cost $134,882,407; purchased 12/21/23)*(f)			82,538	80,194,251

				165,872,320

Electric Utilities 0.0%

GenOn Energy Holdings, Inc. (Class A Stock)*^			195,390	976,950
Keycon Power Holdings LLC*^			82,238	3,544,598

				4,521,548

Gas Utilities 0.4%

Ferrellgas Partners LP (Class B Stock) (original cost $113,624,931; purchased 03/31/10 - 11/04/21)(f)			432,445	71,638,103

See Notes to Financial Statements.

PGIM High Yield Fund 43

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure 0.0%

CEC Entertainment, Inc.*	240,485	$4,328,730

Independent Power & Renewable Electricity Producers 0.1%

Vistra Corp.	342,429	18,676,078

Oil, Gas & Consumable Fuels 0.3%

Chesapeake Energy Corp.(a)	495,153	40,988,765
Heritage Power LLC*^	536,541	6,781,878
Heritage Power LLC*^	23,599	298,291
Heritage Power LLC*^	617,491	308,746

		48,377,680

Wireless Telecommunication Services 0.5%

Digicel International Finance Ltd. (Jamaica) (original cost $9,493,627; purchased 01/29/24 - 01/30/24)*^(f)	7,820,619	14,155,320
Intelsat Emergence SA (Luxembourg)*	2,417,044	66,242,717

		80,398,037

TOTAL COMMON STOCKS (cost $375,973,821)		393,812,496

PREFERRED STOCKS 0.9%

Capital Markets 0.0%

Goldman Sachs Group, Inc. (The), 6.375%(c), 3 Month LIBOR + 3.812%, Series K, Maturing 05/10/24(oo)	87,000	2,213,280

Electronic Equipment, Instruments & Components 0.8%

Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31 (original cost $142,482,000; purchased 03/29/21 - 02/09/22)^(f)	142,275	142,275,000

Wireless Telecommunication Services 0.1%

Digicel International Finance Ltd. (Jamaica) (original cost $21,929,741; purchased 01/26/24 - 01/29/24)*^(f)	2,522,556	25,225,560

TOTAL PREFERRED STOCKS (cost $162,173,968)		169,713,840

See Notes to Financial Statements.

44

Description	Units	Value

WARRANTS* 0.0%

Chemicals

Hercules, Inc., expiring 03/31/29 (cost $0)	230	$—

TOTAL LONG-TERM INVESTMENTS (cost $18,628,904,981)		17,219,648,497

	Shares

SHORT-TERM INVESTMENTS 18.4%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 5.545%)(wb)	597,833,862	597,833,862
PGIM Core Short-Term Bond Fund(wb)	41,961,756	383,110,830
PGIM Institutional Money Market Fund (7-day effective yield 5.683%)
(cost $2,361,619,279; includes $2,352,060,873 of cash collateral for securities on loan)(b)(wb)	2,363,580,565	2,362,635,133

TOTAL SHORT-TERM INVESTMENTS (cost $3,341,938,386)		3,343,579,825

TOTAL INVESTMENTS 113.0% (cost $21,970,843,367)		20,563,228,322
Liabilities in excess of other assets(z) (13.0)%		(2,373,433,959)

NET ASSETS 100.0%		$18,189,794,363

Below is a list of the abbreviation(s) used in the semiannual report:

EUR—Euro

GBP—British Pound

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

BNP—BNP Paribas S.A.

BNYM—Bank of New York Mellon

CDX—Credit Derivative Index

CGM—Citigroup Global Markets, Inc.

CLO—Collateralized Loan Obligation

DAC—Designated Activity Company

EURIBOR—Euro Interbank Offered Rate

HSBC—HSBC Bank PLC

iBoxx—Bond Market Indices

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

MSI—Morgan Stanley & Co International PLC

MTN—Medium Term Note

See Notes to Financial Statements.

PGIM High Yield Fund 45

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

OTC—Over-the-counter

PIK—Payment-in-Kind

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

SSB—State Street Bank & Trust Company

T—Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $389,610,583 and 2.1% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,306,239,620; cash collateral of $2,352,060,873 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 29, 2024.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $884,576,744. The aggregate value of $595,644,948 is 3.3% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wb)	Represents an investment in a Fund affiliated with the Manager.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at February 29, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
4,162	2 Year U.S. Treasury Notes	Jun. 2024	$852,169,500	$(268,730)
211	5 Year Euro-Bobl	Jun. 2024	26,855,027	6,677
8,955	5 Year U.S. Treasury Notes	Jun. 2024	957,345,469	(207,184)
3,656	10 Year U.S. Treasury Notes	Jun. 2024	403,759,500	342,677
782	20 Year U.S. Treasury Bonds	Jun. 2024	93,253,500	686,839
86	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	10,997,250	110,845
3	Euro Schatz Index	Jun. 2024	342,657	(35)

				671,089

See Notes to Financial Statements.

46

Futures contracts outstanding at February 29, 2024 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
135	10 Year Euro-Bund	Mar. 2024	$19,354,696	$24,867

				$695,956

Forward foreign currency exchange contracts outstanding at February 29, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 03/04/24	HSBC	GBP	12,150	$15,405,532	$15,337,258	$—	$(68,274)
Euro,
Expiring 03/04/24	BNYM	EUR	33,463	36,252,815	36,172,136	—	(80,679)

				$51,658,347	$51,509,394	—	(148,953)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 03/04/24	BNYM	GBP	12,150	$15,436,940	$15,337,258	$99,682	$—
Expiring 04/02/24	HSBC	GBP	12,150	15,408,423	15,340,014	68,409	—
Euro,
Expiring 03/04/24	BNYM	EUR	24,726	26,838,965	26,728,241	110,724	—
Expiring 03/04/24	SSB	EUR	8,737	9,463,473	9,443,895	19,578	—
Expiring 04/02/24	BNYM	EUR	33,463	36,296,518	36,215,311	81,207	—

				$103,444,319	$103,064,719	379,600	—

						$379,600	$(148,953)

Credit default swap agreement outstanding at February 29, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at February 29, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.41.V2	12/20/28	5.000%(Q)	207,059	$(13,166,502)	$(15,209,576)	$(2,043,074)

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness.

See Notes to Financial Statements.

PGIM High Yield Fund 47

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at February 29, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.320%	BNP	06/20/24	(50,000)	$627,054	$—	$627,054
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.320%	BNP	06/20/24	(36,657)	32,814	—	32,814

See Notes to Financial Statements.

48

Total return swap agreements outstanding at February 29, 2024 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements (cont’d.):
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.320%	BNP	09/20/24	(173,557)	$40,087	$—	$40,087
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.320%	MSI	09/20/24	(159,910)	(1,016,770)	—	(1,016,770)

					$(316,815)	$—	$(316,815)

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$—	$—	$699,955	$(1,016,770)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$44,000	$39,253,185

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM High Yield Fund 49

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

The following is a summary of the inputs used as of February 29, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$239,406,158	$—
Corporate Bonds	—	15,172,313,668	20,623,453
Floating Rate and Other Loans	—	437,168,251	89,742,718
U.S. Treasury Obligations	—	696,867,913	—
Common Stocks	59,664,843	222,403,801	111,743,852
Preferred Stocks	2,213,280	—	167,500,560
Warrants	—	—	—
Short-Term Investments
Affiliated Mutual Funds	3,343,579,825	—	—

Total	$3,405,457,948	$16,768,159,791	$389,610,583

Other Financial Instruments*
Assets
Futures Contracts	$1,171,905	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	379,600	—
OTC Total Return Swap Agreements	—	699,955	—

Total	$1,171,905	$1,079,555	$—

Liabilities
Futures Contracts	$(475,949)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(148,953)	—
Centrally Cleared Credit Default Swap Agreement	—	(2,043,074)	—
OTC Total Return Swap Agreement	—	(1,016,770)	—

Total	$(475,949)	$(3,208,797)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds	Floating Rate and Other Loans	Common Stocks	Preferred Stocks	Rights
Balance as of 08/31/23	$24,549,254	$60,965,971	$87,384,177	$142,285,020	$2,594,521
Realized gain (loss)	(469,053)	13,298,559	—	(18,394)	—
Change in unrealized appreciation (depreciation)	(582)	(1,641,589)	(10,033,744)	3,304,215	(2,588,006)
Purchases/Exchanges/Issuances	23,249,215	73,299,155	34,550,369	21,929,741	—
Sales/Paydowns	(26,701,066)	(57,043,618)	(156,950)	(22)	(6,515)

See Notes to Financial Statements.

50

	Corporate Bonds	Floating Rate and Other Loans	Common Stocks	Preferred Stocks	Rights
Accrued discount/premium	$(4,315)	$874,680	$—	$—	—
Transfers into Level 3*	—	—	—	—	—
Transfers out of Level 3*	—	(10,440)	—	—	—

Balance as of 02/29/24	$20,623,453	$89,742,718	$111,743,852	$167,500,560	$—

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(328)	$1,581,847	$(10,033,744)	$3,295,819	$—

*

It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Fund.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of February 29, 2024	Valuation Approach	Valuation Methodology	Unobservable Inputs
Corporate Bonds	$2,851,987	Market	Recovery Value	Recovery Value
Corporate Bonds	17,771,466	Market	Transaction Based	Unadjusted Purchase Price
Floating Rate and Other Loans	16,043,149	Market	Comparable Bond	Discounted Yield Curve Spread
Floating Rate and Other Loans	36,796,045	Market	Enterprise Value	EBITDA Multiple
Common Stocks	40,735,660	Market	Enterprise Value	Implied/Recovery Value
Common Stocks	3,544,598	Market	Relative Value	Recovery Rate
Preferred Stocks	25,225,560	Market	Enterprise Value	Implied/Recovery Value
Preferred Stocks	142,275,000	Market	Transaction Based	Unadjusted Purchase Price

	$285,243,465

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of February 29, 2024, the aggregate value of these securities and/or derivatives was $104,367,118. The unobservable inputs for these investments were not developed by the Fund and are not readily available (e.g. single broker quotes).

See Notes to Financial Statements.

PGIM High Yield Fund 51

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 29, 2024 were as follows:

Affiliated Mutual Funds (12.9% represents investments purchased with collateral from securities on loan)	18.4%
Oil & Gas	6.8
Media	6.7
Retail	4.8
Commercial Services	4.4
Electric	4.3
Home Builders	4.1
Leisure Time	3.9
Telecommunications	3.9
U.S. Treasury Obligations	3.8
Pipelines	3.7
Healthcare-Services	3.7
Diversified Financial Services	3.3
Chemicals	3.0
Entertainment	2.9
Aerospace & Defense	2.7
Pharmaceuticals	2.3
Packaging & Containers	1.9
Foods	1.9
Building Materials	1.8
Lodging	1.7
Mining	1.6
Collateralized Loan Obligations	1.3
Real Estate Investment Trusts (REITs)	1.3
Auto Parts & Equipment	1.2
Airlines	1.1
Software	1.1
Real Estate	1.0
Computers	1.0
Housewares	0.9
Healthcare-Products	0.9
Auto Manufacturers	0.8
Electronic Equipment, Instruments & Components	0.8
Insurance	0.8
Banks	0.7
Machinery-Diversified	0.6
Electrical Components & Equipment	0.6

Wireless Telecommunication Services	0.6%
Distribution/Wholesale	0.6
Iron/Steel	0.6
Internet	0.6
Environmental Control	0.5
Transportation	0.5
Household Products/Wares	0.4
Gas Utilities	0.4
Apparel	0.3
Agriculture	0.3
Gas	0.3
Miscellaneous Manufacturing	0.3
Oil, Gas & Consumable Fuels	0.3
Electronics	0.2
Advertising	0.2
Investment Companies	0.2
Coal	0.2
Engineering & Construction	0.2
Cosmetics/Personal Care	0.2
Machinery-Construction & Mining	0.1
Independent Power & Renewable Electricity
Producers	0.1
Metal Fabricate/Hardware	0.1
Holding Companies-Diversified	0.1
Home Furnishings	0.0	*
Office/Business Equipment	0.0	*
Electric Utilities	0.0	*
Hotels, Restaurants & Leisure	0.0	*
Capital Markets	0.0	*
Trucking & Leasing	0.0	*

	113.0
Liabilities in excess of other assets	(13.0)

	100.0%

*	Less than 0.05%

See Notes to Financial Statements.

52

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 29, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	—	$—		Due from/to broker-variation margin swaps	$2,043,074*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	379,600		Unrealized depreciation on OTC forward foreign currency exchange contracts	148,953
Interest rate contracts	Due from/to broker-variation margin futures	1,171,905	*	Due from/to broker-variation margin futures	475,949	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	699,955		Unrealized depreciation on OTC swap agreements	1,016,770

		$2,251,460			$3,684,746

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 29, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$(38,285,288)
Foreign exchange contracts	—	2,040,583	—
Interest rate contracts	795,995	—	(6,684,069)

Total	$795,995	$2,040,583	$(44,969,357)

See Notes to Financial Statements.

PGIM High Yield Fund 53

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$3,780,043
Equity contracts	(7,496)	—	—
Foreign exchange contracts	—	(1,808,488)	—
Interest rate contracts	(5,561,874)	—	1,724,945

Total	$(5,569,370)	$(1,808,488)	$5,504,988

For the six months ended February 29, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$2,133,441,527

Futures Contracts - Short Positions (1)	72,538,312

Forward Foreign Currency Exchange Contracts - Purchased (2)	93,589,432

Forward Foreign Currency Exchange Contracts - Sold (2)	180,167,787

Credit Default Swap Agreements - Buy Protection (1)	1,312,449,283

Credit Default Swap Agreements - Sell Protection (1)	54,073,333

Total Return Swap Agreements (1)	317,129,667

*	Average volume is based on average quarter end balances for the six months ended February 29, 2024.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$2,306,239,620	$(2,306,239,620)	$—

See Notes to Financial Statements.

54

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BNP	$699,955	$—	$699,955	$(699,955)	$—
BNYM	291,613	(80,679)	210,934	(210,934)	—
HSBC	68,409	(68,274)	135	—	135
MSI	—	(1,016,770)	(1,016,770)	264,387	(752,383)
SSB	19,578	—	19,578	—	19,578

	$1,079,555	$(1,165,723)	$(86,168)	$(646,502)	$(732,670)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM High Yield Fund 55

Statement of Assets and Liabilities (unaudited)

as of February 29, 2024

Assets

Investments at value, including securities on loan of $2,306,239,620:
Unaffiliated investments (cost $18,628,904,981)	$17,219,648,497
Affiliated investments (cost $3,341,938,386)	3,343,579,825
Cash	508,959
Foreign currency, at value (cost $2,736,578)	2,729,165
Dividends and interest receivable	268,283,489
Receivable for Fund shares sold	70,658,293
Receivable from custodian	34,687,762
Receivable for investments sold	28,009,440
Due from broker—variation margin futures	895,572
Unrealized appreciation on OTC swap agreements	699,955
Unrealized appreciation on OTC forward foreign currency exchange contracts	379,600
Deposit with broker for centrally cleared/exchange-traded derivatives	44,000
Prepaid expenses and other assets	6,770,681

Total Assets	20,976,895,238

Liabilities

Payable to broker for collateral for securities on loan	2,352,060,873
Payable for Fund shares purchased	234,827,039
Payable for investments purchased	168,676,291
Accrued expenses and other liabilities	14,052,829
Dividends payable	10,283,579
Management fee payable	5,243,070
Unrealized depreciation on OTC swap agreements	1,016,770
Distribution fee payable	462,722
Due to broker—variation margin swaps	167,884
Affiliated transfer agent fee payable	154,884
Unrealized depreciation on OTC forward foreign currency exchange contracts	148,953
Directors’ fees payable	5,981

Total Liabilities	2,787,100,875

Net Assets	$18,189,794,363

Net assets were comprised of:
Common stock, at par	$38,651,017
Paid-in capital in excess of par	20,885,220,488
Total distributable earnings (loss)	(2,734,077,142)

Net assets, February 29, 2024	$18,189,794,363

See Notes to Financial Statements.

56

Class A

Net asset value and redemption price per share,
($1,408,360,738 ÷ 299,612,230 shares of common stock issued and outstanding)	$4.70
Maximum sales charge (3.25% of offering price)	0.16

Maximum offering price to public	$4.86

Class C

Net asset value, offering price and redemption price per share,
($197,598,213 ÷ 42,091,915 shares of common stock issued and outstanding)	$4.69

Class R

Net asset value, offering price and redemption price per share,
($63,075,606 ÷ 13,426,308 shares of common stock issued and outstanding)	$4.70

Class Z

Net asset value, offering price and redemption price per share,
($8,132,749,446 ÷ 1,725,933,998 shares of common stock issued and outstanding)	$4.71

Class R2

Net asset value, offering price and redemption price per share,
($24,705,359 ÷ 5,250,141 shares of common stock issued and outstanding)	$4.71

Class R4

Net asset value, offering price and redemption price per share,
($34,980,818 ÷ 7,436,454 shares of common stock issued and outstanding)	$4.70

Class R6

Net asset value, offering price and redemption price per share,
($8,328,324,183 ÷ 1,771,350,616 shares of common stock issued and outstanding)	$4.70

See Notes to Financial Statements.

PGIM High Yield Fund 57

Statement of Operations (unaudited)

Six Months Ended February 29, 2024

Net Investment Income (Loss)

Income
Interest income (net of $110,624 foreign withholding tax)	$592,540,941
Affiliated dividend income	25,393,649
Unaffiliated dividend income	5,230,354
Income from securities lending, net (including affiliated income of $3,606,969)	3,620,823

Total income	626,785,767

Expenses
Management fee	31,838,587
Distribution fee(a)	2,943,499
Shareholder servicing fees(a)	28,151
Transfer agent’s fees and expenses (including affiliated expense of $412,235)(a)	6,750,339
Shareholders’ reports	490,967
Custodian and accounting fees	478,005
Registration fees(a)	172,679
Directors’ fees	132,817
Professional fees	73,164
Audit fee	23,575
Miscellaneous	149,244

Total expenses	43,081,027
Less: Fee waiver and/or expense reimbursement(a)	(6,734)
Distribution fee waiver(a)	(76,795)

Net expenses	42,997,498

Net investment income (loss)	583,788,269

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $291,560)	(459,203,507)
Futures transactions	795,995
Forward currency contract transactions	2,040,583
Swap agreement transactions	(44,969,357)
Foreign currency transactions	(2,177,597)

(503,513,883)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(409,708))	870,917,783
Futures	(5,569,370)
Forward currency contracts	(1,808,488)
Swap agreements	5,504,988
Foreign currencies	369,721

869,414,634

Net gain (loss) on investment and foreign currency transactions	365,900,751

Net Increase (Decrease) In Net Assets Resulting From Operations	$949,689,020

See Notes to Financial Statements.

58

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	1,705,308	979,092	230,384	—	28,715	—	—
Shareholder servicing fees	—	—	—	—	11,486	16,665	—
Transfer agent’s fees and expenses	833,788	85,155	50,890	5,540,207	20,322	26,785	193,192
Registration fees	25,335	10,533	4,832	68,171	4,968	5,454	53,386
Fee waiver and/or expense reimbursement	—	—	—	—	(4,570)	(2,164)	—
Distribution fee waiver	—	—	(76,795)	—	—	—	—

See Notes to Financial Statements.

PGIM High Yield Fund 59

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 29, 2024	Year Ended August 31, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$583,788,269	$1,231,293,988
Net realized gain (loss) on investment and foreign currency transactions	(503,513,883)	(326,782,172)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	869,414,634	104,176,171

Net increase (decrease) in net assets resulting from operations	949,689,020	1,008,687,987

Dividends and Distributions
Distributions from distributable earnings
Class A	(51,029,587)	(97,475,419)
Class C	(6,611,103)	(13,302,674)
Class R	(2,201,245)	(4,084,408)
Class Z	(304,090,366)	(621,901,366)
Class R2	(840,002)	(2,268,916)
Class R4	(1,264,463)	(2,301,289)
Class R6	(309,750,244)	(565,640,081)

	(675,787,010)	(1,306,974,153)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	2,793,427,180	6,079,164,560
Net asset value of shares issued in reinvestment of dividends and distributions	609,331,588	1,170,989,695
Cost of shares purchased	(3,460,999,538)	(7,617,202,166)

Net increase (decrease) in net assets from Fund share transactions	(58,240,770)	(367,047,911)

Total increase (decrease)	215,661,240	(665,334,077)

Net Assets:

Beginning of period	17,974,133,123	18,639,467,200

End of period	$18,189,794,363	$17,974,133,123

See Notes to Financial Statements.

60

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended February 29,		Year Ended August 31,

	2024		2023	2022	2021	2020		2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$4.62		$4.70	$5.60	$5.36	$5.49		$5.44
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.30	0.27	0.28	0.32		0.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.10		(0.06)	(0.83)	0.29	(0.13	)(b)	0.07
Total from investment operations	0.25		0.24	(0.56)	0.57	0.19		0.38
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.32)	(0.28)	(0.31)	(0.32)		(0.33)
Distributions from net realized gains	-		-	(0.06)	(0.02)	-		-
Total dividends and distributions	(0.17)		(0.32)	(0.34)	(0.33)	(0.32)		(0.33)
Net asset value, end of period	$4.70		$4.62	$4.70	$5.60	$5.36		$5.49
Total Return(c):	5.55%		5.34%	(10.37)%	10.83%	3.67%		7.28%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,408,361		$1,389,896	$1,482,194	$1,845,347	$1,738,601		$1,687,802
Average net assets (000)	$1,371,742		$1,406,761	$1,692,604	$1,758,634	$1,639,881		$1,402,647
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.76	%(e)	0.75%	0.75%	0.75%	0.79%		0.80%
Expenses before waivers and/or expense reimbursement	0.76	%(e)	0.75%	0.75%	0.75%	0.79%		0.80%
Net investment income (loss)	6.42	%(e)	6.52%	5.14%	5.01%	5.96%		5.82%
Portfolio turnover rate(f)	19%		22%	38%	56%	45%		43%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM High Yield Fund 61

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended February 29,		Year Ended August 31,

	2024		2023	2022	2021	2020		2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$4.62		$4.69	$5.59	$5.35	$5.48		$5.43
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.27	0.23	0.24	0.28		0.28
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.09		(0.05)	(0.83)	0.29	(0.13	)(b)	0.06
Total from investment operations	0.22		0.22	(0.60)	0.53	0.15		0.34
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.29)	(0.24)	(0.27)	(0.28)		(0.29)
Distributions from net realized gains	-		-	(0.06)	(0.02)	-		-
Total dividends and distributions	(0.15)		(0.29)	(0.30)	(0.29)	(0.28)		(0.29)
Net asset value, end of period	$4.69		$4.62	$4.69	$5.59	$5.35		$5.48
Total Return(c):	4.95%		4.81%	(11.04)%	10.05%	2.95%		6.55%

Ratios/Supplemental Data:
Net assets, end of period (000)	$197,598		$203,122	$228,267	$285,550	$264,771		$234,165
Average net assets (000)	$196,894		$213,856	$265,453	$276,522	$240,674		$234,601
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.48	%(e)	1.47%	1.47%	1.46%	1.49%		1.49%
Expenses before waivers and/or expense reimbursement	1.48	%(e)	1.47%	1.47%	1.46%	1.49%		1.49%
Net investment income (loss)	5.69	%(e)	5.80%	4.41%	4.29%	5.27%		5.14%
Portfolio turnover rate(f)	19%		22%	38%	56%	45%		43%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

62

Class R Shares

	Six Months Ended February 29,		Year Ended August 31,

	2024		2023	2022	2021	2020		2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$4.62		$4.69	$5.59	$5.36	$5.49		$5.43
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.29	0.25	0.26	0.30		0.30
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.10		(0.06)	(0.82)	0.28	(0.13	)(b)	0.07
Total from investment operations	0.24		0.23	(0.57)	0.54	0.17		0.37
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.30)	(0.27)	(0.29)	(0.30)		(0.31)
Distributions from net realized gains	-		-	(0.06)	(0.02)	-		-
Total dividends and distributions	(0.16)		(0.30)	(0.33)	(0.31)	(0.30)		(0.31)
Net asset value, end of period	$4.70		$4.62	$4.69	$5.59	$5.36		$5.49
Total Return(c):	5.39%		5.25%	(10.67)%	10.31%	3.35%		7.17%

Ratios/Supplemental Data:
Net assets, end of period (000)	$63,076		$62,119	$65,159	$80,110	$75,437		$74,523
Average net assets (000)	$61,773		$61,679	$74,379	$75,371	$73,040		$71,667
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.06	%(e)	1.06%	1.06%	1.04%	1.10%		1.09%
Expenses before waivers and/or expense reimbursement	1.31	%(e)	1.31%	1.31%	1.29%	1.35%		1.34%
Net investment income (loss)	6.11	%(e)	6.21%	4.83%	4.71%	5.67%		5.55%
Portfolio turnover rate(f)	19%		22%	38%	56%	45%		43%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM High Yield Fund 63

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended February 29,		Year Ended August 31,

	2024		2023	2022	2021	2020		2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$4.63		$4.71	$5.61	$5.37	$5.50		$5.45
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.31	0.28	0.29	0.33		0.33
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.11		(0.06)	(0.82)	0.29	(0.13	)(b)	0.06
Total from investment operations	0.26		0.25	(0.54)	0.58	0.20		0.39
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.33)	(0.30)	(0.32)	(0.33)		(0.34)
Distributions from net realized gains	-		-	(0.06)	(0.02)	-		-
Total dividends and distributions	(0.18)		(0.33)	(0.36)	(0.34)	(0.33)		(0.34)
Net asset value, end of period	$4.71		$4.63	$4.71	$5.61	$5.37		$5.50
Total Return(c):	5.67%		5.60%	(10.12)%	11.09%	3.94%		7.56%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,132,749		$8,520,420	$9,297,381	$12,845,347	$9,241,395		$4,643,766
Average net assets (000)	$7,967,194		$8,663,429	$11,828,293	$11,069,596	$6,354,707		$4,021,108
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.52	%(e)	0.51%	0.51%	0.50%	0.53%		0.54%
Expenses before waivers and/or expense reimbursement	0.52	%(e)	0.51%	0.51%	0.50%	0.53%		0.54%
Net investment income (loss)	6.64	%(e)	6.76%	5.37%	5.22%	6.18%		6.09%
Portfolio turnover rate(f)	19%		22%	38%	56%	45%		43%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

64

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM High Yield Fund 65

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended February 29,		Year Ended August 31,

	2024		2023	2022	2021	2020		2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$4.63		$4.70	$5.60	$5.37	$5.50		$5.44
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.29	0.26	0.26	0.31		0.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.11		(0.05)	(0.83)	0.29	(0.13	)(b)	0.07
Total from investment operations	0.25		0.24	(0.57)	0.55	0.18		0.38
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.31)	(0.27)	(0.30)	(0.31)		(0.32)
Distributions from net realized gains	-		-	(0.06)	(0.02)	-		-
Total dividends and distributions	(0.17)		(0.31)	(0.33)	(0.32)	(0.31)		(0.32)
Net asset value, end of period	$4.71		$4.63	$4.70	$5.60	$5.37		$5.50
Total Return(c):	5.47%		5.40%	(10.51)%	10.45%	3.55%		7.36%

Ratios/Supplemental Data:
Net assets, end of period (000)	$24,705		$23,440	$38,316	$44,289	$13,815		$7,402
Average net assets (000)	$23,098		$33,366	$43,115	$34,097	$8,936		$6,253
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.91	%(e)	0.91%	0.91%	0.91%	0.91%		0.91%
Expenses before waivers and/or expense reimbursement	0.95	%(e)	0.92%	0.92%	0.91%	1.11%		1.22%
Net investment income (loss)	6.26	%(e)	6.35%	4.99%	4.77%	5.83%		5.73%
Portfolio turnover rate(f)	19%		22%	38%	56%	45%		43%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

66

Class R4 Shares
	Six Months Ended February 29,		Year Ended August 31,

	2024		2023	2022	2021	2020		2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$4.63		$4.70	$5.60	$5.36	$5.50		$5.44
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.30	0.27	0.28	0.32		0.33
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.09		(0.05)	(0.82)	0.29	(0.14	)(b)	0.07
Total from investment operations	0.24		0.25	(0.55)	0.57	0.18		0.40
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.32)	(0.29)	(0.31)	(0.32)		(0.34)
Distributions from net realized gains	-		-	(0.06)	(0.02)	-		-
Total dividends and distributions	(0.17)		(0.32)	(0.35)	(0.33)	(0.32)		(0.34)
Net asset value, end of period	$4.70		$4.63	$4.70	$5.60	$5.36		$5.50
Total Return(c):	5.37%		5.66%	(10.28)%	10.93%	3.61%		7.66%

Ratios/Supplemental Data:
Net assets, end of period (000)	$34,981		$32,930	$33,423	$31,793	$19,171		$11,469
Average net assets (000)	$33,514		$32,736	$34,464	$24,783	$14,759		$4,571
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.66	%(e)	0.66%	0.66%	0.66%	0.66%		0.66%
Expenses before waivers and/or expense reimbursement	0.67	%(e)	0.67%	0.69%	0.67%	0.79%		1.07%
Net investment income (loss)	6.52	%(e)	6.61%	5.27%	5.05%	6.10%		6.00%
Portfolio turnover rate(f)	19%		22%	38%	56%	45%		43%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM High Yield Fund 67

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended February 29,		Year Ended August 31,
	2024		2023	2022	2021	2020		2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$4.62		$4.70	$5.60	$5.36	$5.49		$5.44
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.32	0.29	0.30	0.33		0.34
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.10		(0.06)	(0.83)	0.29	(0.12	)(b)	0.06
Total from investment operations	0.26		0.26	(0.54)	0.59	0.21		0.40
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.34)	(0.30)	(0.33)	(0.34)		(0.35)
Distributions from net realized gains	-		-	(0.06)	(0.02)	-		-
Total dividends and distributions	(0.18)		(0.34)	(0.36)	(0.35)	(0.34)		(0.35)
Net asset value, end of period	$4.70		$4.62	$4.70	$5.60	$5.36		$5.49
Total Return(c):	5.74%		5.73%	(10.03)%	11.24%	4.07%		7.71%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,328,324		$7,742,206	$7,494,727	$8,711,897	$8,146,218		$3,022,241
Average net assets (000)	$7,924,941		$7,742,669	$8,544,222	$8,959,961	$4,881,610		$2,462,874
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.39	%(e)	0.38%	0.38%	0.38%	0.40%		0.40%
Expenses before waivers and/or expense reimbursement	0.39	%(e)	0.38%	0.38%	0.38%	0.40%		0.40%
Net investment income (loss)	6.80	%(e)	6.89%	5.52%	5.39%	6.29%		6.22%
Portfolio turnover rate(f)	19%		22%	38%	56%	45%		43%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

68

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios, Inc. 15 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM High Yield Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to maximize current income. As a secondary investment objective, the Fund seeks capital appreciation but only when consistent with the Fund’s primary objective of current income.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur

PGIM High Yield Fund 69

Notes to Financial Statements (unaudited) (continued)

when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and

70

provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

PGIM High Yield Fund 71

Notes to Financial Statements (unaudited) (continued)

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon

72

entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a

PGIM High Yield Fund 73

Notes to Financial Statements (unaudited) (continued)

specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap,

74

represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Floating Rate and Other Loans: The Fund invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Fund acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

PGIM High Yield Fund 75

Notes to Financial Statements (unaudited) (continued)

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

76

Warrants and Rights: The Fund held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt

PGIM High Yield Fund 77

Notes to Financial Statements (unaudited) (continued)

securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Monthly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

78

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income and PGIM Limited (collectively the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended February 29, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.50% of average daily net assets up to and including $250 million;	0.36%

0.475% on next $500 million of average daily net assets;

0.45% of next $750 million of average daily net assets;

0.425% on next $500 million of average daily net assets;

0.40% on next $500 million of average daily net assets;

0.375% on next $500 million of average daily net assets;

0.35% on average daily net assets over $3 billion

The Manager has contractually agreed, through December 31, 2024, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual fund operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
R	—

Z	—

PGIM High Yield Fund 79

Notes to Financial Statements (unaudited) (continued)

Class	Expense Limitations
R2	0.91%
R4	0.66
R6	—

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through December 31, 2024 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

The Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
A	0.25%	0.25%	N/A	%
C	1.00	1.00	N/A
R	0.75	0.50	N/A
Z	N/A	N/A	N/A
R2	0.25	0.25	0.10
R4	N/A	N/A	0.10
R6	N/A	N/A	N/A

For the reporting period ended February 29, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid

80

such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$504,092	$1,340
C	—	4,526

PGIM Investments, PGIM, Inc., PMFS, PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. The Fund may also invest in the PGIM Core Short-Term Bond Fund (together with the Core Government Fund, the “Core Funds”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments, pursuant to an exemptive order received from the Securities and Exchange Commission (“SEC”). PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Funds and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Funds and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended February 29, 2024, no Rule 17a-7 transactions were entered into by the Fund.

PGIM High Yield Fund 81

Notes to Financial Statements (unaudited) (continued)

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the reporting period ended February 29, 2024, were as follows:

Cost of Purchases	Proceeds from Sales
$2,960,034,171	$3,059,458,287

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended February 29, 2024, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.545%)(1)(wb)
$ 528,836,093	$2,267,052,845	$2,198,055,076	$—	$—	$597,833,862	597,833,862	$13,330,387

PGIM Core Short-Term Bond Fund(1)(wb)
321,449,022	62,063,262	—	(401,454)	—	383,110,830	41,961,756	12,063,262

PGIM Institutional Money Market Fund (7-day effective yield 5.683%)(1)(b)(wb)
2,481,916,844	1,996,583,227	2,116,148,244	(8,254)	291,560	2,362,635,133	2,363,580,565	3,606,969	(2)
$3,332,201,959	$4,325,699,334	$4,314,203,320	$(409,708)	$291,560	$3,343,579,825		$29,000,618

(1)	The Fund did not have any capital gain distributions during the reporting period.

(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of February 29, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$22,064,625,328	$332,134,624	$(1,834,964,916)	$(1,502,830,292)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

82

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of August 31, 2023 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$588,181,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31, 2023 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

PGIM High Yield Fund 83

Notes to Financial Statements (unaudited) (continued)

The RIC is authorized to issue 96,525,000,000 shares of common stock, $0.01 par value per share, 86,450,000,000 of which are designated as shares of the Fund. The shares are currently classified and designated as follows:

Class	Number of Shares
A	6,000,000,000
B	50,000,000
C	1,000,000,000
R	500,000,000
Z	41,000,000,000
T	300,000,000
R2	300,000,000
R4	300,000,000
R6	37,000,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of February 29, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
A	10,973	0.1%
Z	101,718	0.1

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	6	61.1

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A

Six months ended February 29, 2024:

Shares sold	23,530,464	$109,152,233

Shares issued in reinvestment of dividends and distributions	9,952,781	46,191,352

Shares purchased	(35,417,961)	(163,558,859)

Net increase (decrease) in shares outstanding before conversion	(1,934,716)	(8,215,274)

Shares issued upon conversion from other share class(es)	2,613,271	12,026,381

Shares purchased upon conversion into other share class(es)	(1,717,526)	(7,908,096)

Net increase (decrease) in shares outstanding	(1,038,971)	$(4,096,989)

84

Share Class	Shares	Amount

Year ended August 31, 2023:

Shares sold	40,798,579	$187,663,921

Shares issued in reinvestment of dividends and distributions	19,183,979	87,964,455

Shares purchased	(76,642,358)	(351,818,390)

Net increase (decrease) in shares outstanding before conversion	(16,659,800)	(76,190,014)

Shares issued upon conversion from other share class(es)	5,859,109	26,910,491

Shares purchased upon conversion into other share class(es)	(4,161,772)	(19,166,922)

Net increase (decrease) in shares outstanding	(14,962,463)	$(68,446,445)

Class C

Six months ended February 29, 2024:

Shares sold	3,130,496	$14,459,810

Shares issued in reinvestment of dividends and distributions	1,355,679	6,280,911

Shares purchased	(4,582,685)	(21,146,809)

Net increase (decrease) in shares outstanding before conversion	(96,510)	(406,088)

Shares purchased upon conversion into other share class(es)	(1,806,620)	(8,303,338)

Net increase (decrease) in shares outstanding	(1,903,130)	$(8,709,426)

Year ended August 31, 2023:

Shares sold	6,534,148	$29,866,331

Shares issued in reinvestment of dividends and distributions	2,732,098	12,517,484

Shares purchased	(10,347,337)	(47,420,411)

Net increase (decrease) in shares outstanding before conversion	(1,081,091)	(5,036,596)

Shares purchased upon conversion into other share class(es)	(3,594,674)	(16,494,509)

Net increase (decrease) in shares outstanding	(4,675,765)	$(21,531,105)

Class R

Six months ended February 29, 2024:

Shares sold	1,059,794	$4,887,455

Shares issued in reinvestment of dividends and distributions	474,580	2,200,339

Shares purchased	(1,552,916)	(7,134,505)

Net increase (decrease) in shares outstanding	(18,542)	$(46,711)

Year ended August 31, 2023:

Shares sold	1,419,609	$6,533,767

Shares issued in reinvestment of dividends and distributions	890,430	4,080,987

Shares purchased	(2,747,609)	(12,603,464)

Net increase (decrease) in shares outstanding	(437,570)	$(1,988,710)

PGIM High Yield Fund 85

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Class Z

Six months ended February 29, 2024:

Shares sold	247,982,564	$1,147,781,752

Shares issued in reinvestment of dividends and distributions	63,212,328	293,868,474

Shares purchased	(414,120,467)	(1,894,247,583)

Net increase (decrease) in shares outstanding before conversion	(102,925,575)	(452,597,357)

Shares issued upon conversion from other share class(es)	2,369,050	10,915,769

Shares purchased upon conversion into other share class(es)	(12,229,975)	(55,537,631)

Net increase (decrease) in shares outstanding	(112,786,500)	$(497,219,219)

Year ended August 31, 2023:

Shares sold	660,076,349	$3,037,995,940

Shares issued in reinvestment of dividends and distributions	130,846,124	601,477,883

Shares purchased	(919,106,804)	(4,227,314,616)

Net increase (decrease) in shares outstanding before conversion	(128,184,331)	(587,840,793)

Shares issued upon conversion from other share class(es)	6,538,560	30,153,572

Shares purchased upon conversion into other share class(es)	(14,738,064)	(67,540,653)

Net increase (decrease) in shares outstanding	(136,383,835)	$(625,227,874)

Class R2

Six months ended February 29, 2024:

Shares sold	987,481	$4,588,220

Shares issued in reinvestment of dividends and distributions	180,857	839,647

Shares purchased	(982,827)	(4,533,073)

Net increase (decrease) in shares outstanding	185,511	$894,794

Year ended August 31, 2023:

Shares sold	1,848,346	$8,500,940

Shares issued in reinvestment of dividends and distributions	494,223	2,267,665

Shares purchased	(5,429,984)	(24,893,573)

Net increase (decrease) in shares outstanding	(3,087,415)	$(14,124,968)

Class R4

Six months ended February 29, 2024:

Shares sold	1,267,709	$5,855,602

Shares issued in reinvestment of dividends and distributions	203,462	944,539

Shares purchased	(1,152,777)	(5,337,656)

Net increase (decrease) in shares outstanding	318,394	$1,462,485

86

Share Class	Shares	Amount

Year ended August 31, 2023:

Shares sold	2,380,952	$10,932,215

Shares issued in reinvestment of dividends and distributions	338,988	1,556,926

Shares purchased	(2,714,046)	(12,441,734)

Net increase (decrease) in shares outstanding	5,894	$47,407

Class R6

Six months ended February 29, 2024:

Shares sold	327,010,090	$1,506,702,108

Shares issued in reinvestment of dividends and distributions	55,801,505	259,006,326

Shares purchased	(296,636,905)	(1,365,041,053)

Net increase (decrease) in shares outstanding before conversion	86,174,690	400,667,381

Shares issued upon conversion from other share class(es)	11,307,561	51,177,420

Shares purchased upon conversion into other share class(es)	(517,040)	(2,370,505)

Net increase (decrease) in shares outstanding	96,965,211	$449,474,296

Year ended August 31, 2023:

Shares sold	608,673,783	$2,797,671,446

Shares issued in reinvestment of dividends and distributions	100,505,725	461,124,295

Shares purchased	(640,402,963)	(2,940,709,978)

Net increase (decrease) in shares outstanding before conversion	68,776,545	318,085,763

Shares issued upon conversion from other share class(es)	12,009,890	54,847,768

Shares purchased upon conversion into other share class(es)	(1,898,012)	(8,709,747)

Net increase (decrease) in shares outstanding	78,888,423	$364,223,784

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA

Term of Commitment	9/29/2023 - 9/26/2024	9/30/2022 – 9/28/2023
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large

PGIM High Yield Fund 87

Notes to Financial Statements (unaudited) (continued)

scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended February 29, 2024.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Covenant-Lite Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

88

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements, and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures

PGIM High Yield Fund 89

Notes to Financial Statements (unaudited) (continued)

and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced. When interest rates rise, debt obligations may be repaid more slowly than

90

expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risks: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or

PGIM High Yield Fund 91

Notes to Financial Statements (unaudited) (continued)

conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

10.	Recent Regulatory Developments

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

92

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President and Principal Executive Officer • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Andrew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • George Hoyt, Assistant Secretary • Devan Goolsby, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM High Yield Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

 Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM HIGH YIELD FUND

SHARE CLASS	A	C	R	Z	R2	R4	R6

NASDAQ	PBHAX	PRHCX	JDYRX	PHYZX	PHYEX	PHYGX	PHYQX

CUSIP	74440Y108	74440Y306	74440Y603	74440Y801	74442J604	74442J703	74440Y884

MF110E2

PGIM ESG HIGH YIELD FUND

SEMIANNUAL REPORT

FEBRUARY 29, 2024

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 29, 2024 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2024 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:
We hope you find the semiannual report for the PGIM ESG High Yield Fund informative and useful. The report covers performance for the six-month period ended February 29, 2024.
Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President and Principal Executive Officer

PGIM ESG High Yield Fund

April 15, 2024

PGIM ESG High Yield Fund 3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 2/29/24 (without sales charges)	Average Annual Total Returns as of 2/29/24 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)

Class A	5.90	7.60	-1.84 (12/8/2021)

Class C	5.41	9.33	-1.11 (12/8/2021)

Class Z	6.03	11.51	-0.11 (12/8/2021)

Class R6	5.98	11.52	-0.03 (12/8/2021)

Bloomberg US Corporate High Yield 1% Issuer Capped Index

	6.21	11.05	1.36

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	3.25% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definition

Bloomberg US Corporate High Yield 1% Issuer Capped Index—The Bloomberg US Corporate High Yield 1% Issuer Capped Index (the Index) is an unmanaged index which covers the universe of US dollar-denominated, non-convertible, fixed rate, non-investment-grade debt. Issuers are capped at 1% of the Index. Index holdings must have at least one year to final maturity, at least $150 million par amount outstanding, and be publicly issued with a rating of Ba1 or lower.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM ESG High Yield Fund 5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 2/29/24 (%)

AAA	12.5

A	0.6

BBB	6.5

BB	45.8

B	19.4

CCC	10.2

Not Rated	1.2

Cash/Cash Equivalents	3.8

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 2/29/24

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.27	6.53	-3.26

Class C	0.24	6.04	-56.75

Class Z	0.28	7.03	3.43

Class R6	0.29	7.15	6.26

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 29, 2024. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM ESG High Yield Fund 7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM ESG High Yield Fund		Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,059.00	0.82%	$4.20

	Hypothetical	$1,000.00	$1,020.79	0.82%	$4.12
Class C	Actual	$1,000.00	$1,054.10	1.52%	$7.76
	Hypothetical	$1,000.00	$1,017.30	1.52%	$7.62

Class Z	Actual	$1,000.00	$1,060.30	0.56%	$2.87

	Hypothetical	$1,000.00	$1,022.08	0.56%	$2.82
Class R6	Actual	$1,000.00	$1,059.80	0.42%	$2.15

	Hypothetical	$1,000.00	$1,022.77	0.42%	$2.11

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended February 29, 2024, and divided by the 366 days in the Fund’s fiscal year ending August 31, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 94.4%

ASSET-BACKED SECURITIES 2.9%

Collateralized Loan Obligations
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-05A, Class A1RR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.659%(c)	01/20/32	249	$249,403
KKR Static CLO Ltd. (Cayman Islands),
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.220% (Cap N/A, Floor 2.220%)	7.538(c)	10/20/31	191	191,538
Race Point CLO Ltd. (Cayman Islands),
Series 2013-08A, Class AR2, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 1.040%)	6.621(c)	02/20/30	160	160,352
Voya CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1RR, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	6.598(c)	04/17/30	132	131,913

TOTAL ASSET-BACKED SECURITIES (cost $727,123)				733,206

CORPORATE BONDS 80.5%

Advertising 0.2%
CMG Media Corp.,
Gtd. Notes, 144A	8.875	12/15/27	75	50,585

Aerospace & Defense 1.4%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	50	48,560
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	39	39,293
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	25	25,356
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	128	128,000
Sr. Unsec’d. Notes, 144A	8.750	11/15/30	100	104,500

				345,709

Airlines 0.8%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A	7.250	02/15/28	25	25,210
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.750	04/20/29	100	97,507

See Notes to Financial Statements.

PGIM ESG High Yield Fund 9

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Airlines (cont’d.)
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375%	04/15/26	50	$48,139
Sr. Sec’d. Notes, 144A	4.625	04/15/29	50	46,113

				216,969

Apparel 1.2%
Kontoor Brands, Inc.,
Gtd. Notes, 144A	4.125	11/15/29	75	67,513
Levi Strauss & Co.,
Sr. Unsec’d. Notes, 144A	3.500	03/01/31	75	65,017
William Carter Co. (The),
Gtd. Notes, 144A	5.625	03/15/27	100	98,452
Wolverine World Wide, Inc.,
Gtd. Notes, 144A	4.000	08/15/29	100	80,152

				311,134

Auto Manufacturers 1.1%
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	325	266,789
Sr. Unsec’d. Notes	4.750	01/15/43	5	4,053
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A	8.750	12/15/31	20	20,501

				291,343

Auto Parts & Equipment 1.2%
Adient Global Holdings Ltd.,
Sr. Sec’d. Notes, 144A	7.000	04/15/28	25	25,470
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.500	04/01/27	25	24,661
Dana, Inc.,
Sr. Unsec’d. Notes	4.250	09/01/30	175	151,073
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28	75	68,367
Titan International, Inc.,
Sr. Sec’d. Notes	7.000	04/30/28	50	49,473

				319,044

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks 1.2%
Citigroup, Inc.,
Jr. Sub. Notes, Series X	3.875%(ff)	02/18/26(oo)	75	$70,499
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	7.625	05/01/26	25	24,811
Sr. Unsec’d. Notes, 144A	12.250	10/01/30	25	27,485
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A	4.198(ff)	06/01/32	200	163,689
Popular, Inc. (Puerto Rico),
Sr. Unsec’d. Notes	7.250	03/13/28	25	25,375

				311,859

Building Materials 1.6%
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A	6.125	01/15/29	75	67,577
Eco Material Technologies, Inc.,
Sr. Sec’d. Notes, 144A	7.875	01/31/27	40	40,059
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.625	12/15/25	24	23,481
Masonite International Corp.,
Gtd. Notes, 144A	5.375	02/01/28	25	24,970
MIWD Holdco II LLC/MIWD Finance Corp.,
Gtd. Notes, 144A (original cost $18,719; purchased 10/20/22)(f)	5.500	02/01/30	25	22,907
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	75	72,943
Sr. Sec’d. Notes, 144A	8.875	11/15/31	20	21,158
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	25	20,703
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	25	22,301
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	75	70,798
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A	7.250	01/15/31	10	10,365

				397,262

Chemicals 0.8%
Ashland, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	09/01/31	100	83,851

See Notes to Financial Statements.

PGIM ESG High Yield Fund 11

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
ASP Unifrax Holdings, Inc.,
Sr. Sec’d. Notes, 144A	5.250%	09/30/28	125	$79,256
SK Invictus Intermediate II Sarl,
Sr. Sec’d. Notes, 144A	5.000	10/30/29	60	50,940

				214,047

Commercial Services 7.9%
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/28	25	23,791
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26	83	82,742
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	200	176,500
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A	5.625	04/15/26	125	121,256
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.625	10/01/27	225	211,656
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A	5.375	03/01/29	75	68,289
Brink’s Co. (The),
Gtd. Notes, 144A	4.625	10/15/27	75	70,833
Gartner, Inc.,
Gtd. Notes, 144A	3.750	10/01/30	100	88,536
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.500	07/15/27	50	48,948
Hertz Corp. (The),
Gtd. Notes, 144A	5.000	12/01/29	125	95,849
Mavis Tire Express Services Topco Corp.,
Sr. Unsec’d. Notes, 144A	6.500	05/15/29	125	117,278
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.500	09/01/28	150	130,882
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A	5.500	04/15/29	75	69,958
Service Corp. International,
Sr. Unsec’d. Notes	4.000	05/15/31	75	65,906
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	475	411,227

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A	9.750%	08/15/26	200	$200,427
VT Topco, Inc.,
Sr. Sec’d. Notes, 144A	8.500	08/15/30	25	26,064

				2,010,142

Computers 2.3%
CA Magnum Holdings (India),
Sr. Sec’d. Notes, 144A	5.375	10/31/26	200	191,238
McAfee Corp.,
Sr. Unsec’d. Notes, 144A	7.375	02/15/30	75	66,241
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29	52	55,235
NCR Voyix Corp.,
Gtd. Notes, 144A	5.000	10/01/28	125	116,007
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A	5.750	06/01/25	150	149,215

				577,936

Distribution/Wholesale 1.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A	3.875	12/15/28	200	180,356
Ritchie Bros Holdings, Inc. (Canada),
Gtd. Notes, 144A	7.750	03/15/31	25	26,218
Windsor Holdings III LLC,
Sr. Sec’d. Notes, 144A	8.500	06/15/30	50	51,800

				258,374

Diversified Financial Services 5.8%
Bread Financial Holdings, Inc.,
Gtd. Notes, 144A	9.750	03/15/29	55	56,274
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	9.250	02/01/29	5	5,078
goeasy Ltd. (Canada),
Gtd. Notes, 144A	9.250	12/01/28	20	21,165
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Unsec’d. Notes, 144A	5.000	08/15/28	200	180,055
LD Holdings Group LLC,
Gtd. Notes, 144A	6.125	04/01/28	75	61,180

See Notes to Financial Statements.

PGIM ESG High Yield Fund 13

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
LFS Topco LLC,
Gtd. Notes, 144A	5.875%	10/15/26	75	$69,385
LPL Holdings, Inc.,
Gtd. Notes, 144A	4.375	05/15/31	125	112,795
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A	8.125	03/30/29	50	52,063
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30	225	201,391
Gtd. Notes, 144A	5.500	08/15/28	200	189,610
Gtd. Notes, 144A	5.750	11/15/31	15	13,747
Navient Corp.,
Sr. Unsec’d. Notes	5.500	03/15/29	50	45,319
Sr. Unsec’d. Notes	5.875	10/25/24	25	24,947
Sr. Unsec’d. Notes	6.750	06/25/25	25	25,183
Sr. Unsec’d. Notes	9.375	07/25/30	25	26,131
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	25	21,843
Gtd. Notes	6.625	01/15/28	75	74,620
Gtd. Notes	7.125	03/15/26	75	76,190
Gtd. Notes	7.875	03/15/30	20	20,344
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	5.375	10/15/25	125	123,108
Gtd. Notes, 144A	7.875	12/15/29	15	15,343
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	4.000	10/15/33	75	62,300

				1,478,071

Electrical Components & Equipment 0.8%
Energizer Holdings, Inc.,
Gtd. Notes, 144A	4.750	06/15/28	50	45,870
EnerSys,
Gtd. Notes, 144A	6.625	01/15/32	10	10,035
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29	15	15,019
Gtd. Notes, 144A	6.625	03/15/32	20	20,016
Gtd. Notes, 144A	7.250	06/15/28	100	102,266

				193,206

Electronics 0.1%
Likewize Corp.,
Sr. Sec’d. Notes, 144A	9.750	10/15/25	25	25,435

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Engineering & Construction 0.4%
TopBuild Corp.,
Gtd. Notes, 144A	3.625%	03/15/29	125	$112,215

Environmental Control 1.2%
Covanta Holding Corp.,
Gtd. Notes	5.000	09/01/30	25	21,694
Gtd. Notes, 144A	4.875	12/01/29	100	87,653
GFL Environmental, Inc. (Canada),
Gtd. Notes, 144A	4.000	08/01/28	125	114,219
Gtd. Notes, 144A	4.375	08/15/29	100	91,250

				314,816

Foods 1.6%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	03/15/29	50	44,525
Gtd. Notes, 144A	6.500	02/15/28	25	25,159
B&G Foods, Inc.,
Gtd. Notes	5.250	04/01/25	27	26,883
Gtd. Notes	5.250	09/15/27	125	116,282
Chobani LLC/Chobani Finance Corp., Inc.,
Sr. Sec’d. Notes, 144A	4.625	11/15/28	25	23,132
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30	75	67,850
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30	50	45,418
Sr. Unsec’d. Notes, 144A	4.500	09/15/31	75	66,729

				415,978

Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27	15	14,182
Sr. Unsec’d. Notes	5.875	08/20/26	40	38,769

				52,951

Healthcare-Products 1.0%
Embecta Corp.,
Sr. Sec’d. Notes, 144A	5.000	02/15/30	50	39,831

See Notes to Financial Statements.

PGIM ESG High Yield Fund 15

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Products (cont’d.)
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875%	04/01/29	150	$134,461
Sr. Unsec’d. Notes, 144A	5.250	10/01/29	100	92,472

				266,764

Healthcare-Services 3.7%
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	125	102,549
Gtd. Notes, 144A	4.625	06/01/30	175	153,907
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A	7.250	11/01/25	125	124,700
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A	9.750	12/01/26	175	175,108
Tenet Healthcare Corp.,
Gtd. Notes	6.125	10/01/28	75	74,136
Sr. Sec’d. Notes	4.250	06/01/29	150	137,903
Sr. Sec’d. Notes	4.375	01/15/30	50	45,776
Sr. Unsec’d. Notes	6.875	11/15/31	125	128,881

				942,960

Home Builders 7.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	25	22,892
Sr. Unsec’d. Notes, 144A	6.625	01/15/28	125	125,037
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	150	145,915
Gtd. Notes	7.250	10/15/29	75	75,062
Brookfield Residential Properties, Inc./Brookfield
Residential US LLC (Canada),
Gtd. Notes, 144A	6.250	09/15/27	50	48,375
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	75	67,125
Century Communities, Inc.,
Gtd. Notes	6.750	06/01/27	200	200,347
Empire Communities Corp. (Canada),
Sr. Unsec’d. Notes, 144A	7.000	12/15/25	25	24,750
Forestar Group, Inc.,
Gtd. Notes, 144A	5.000	03/01/28	125	117,968
KB Home,
Gtd. Notes	4.000	06/15/31	150	130,755
Gtd. Notes	4.800	11/15/29	25	23,580

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)
M/I Homes, Inc.,
Gtd. Notes	4.950%	02/01/28	150	$142,722
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	200	179,000
Meritage Homes Corp.,
Gtd. Notes	5.125	06/06/27	75	73,882
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	25	23,986
Sr. Unsec’d. Notes	4.750	04/01/29	100	93,961
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A	8.750	02/15/29	25	25,611
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	50	49,317
Gtd. Notes, 144A	5.875	06/15/27	75	74,800
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	25	23,610
Tri Pointe Homes, Inc.,
Gtd. Notes	5.700	06/15/28	150	147,452

				1,816,147

Home Furnishings 0.1%
Tempur Sealy International, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	25	22,425

Household Products/Wares 0.3%
ACCO Brands Corp.,
Gtd. Notes, 144A	4.250	03/15/29	75	66,487

Housewares 0.7%
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.000	04/01/31	125	105,947
SWF Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A	6.500	10/01/29	100	70,446

				176,393

See Notes to Financial Statements.

PGIM ESG High Yield Fund 17

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance 0.3%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Unsec’d. Notes, 144A	8.250%	02/01/29	50	$49,409
AssuredPartners, Inc.,
Sr. Unsec’d. Notes, 144A	7.500	02/15/32	25	24,575

				73,984

Internet 0.5%
Gen Digital, Inc.,
Sr. Unsec’d. Notes, 144A	5.000	04/15/25	125	123,758

Iron/Steel 0.8%
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	01/31/29	100	100,838
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.750	04/15/30	50	49,636
Commercial Metals Co.,
Sr. Unsec’d. Notes	4.125	01/15/30	25	22,829
Sr. Unsec’d. Notes	4.375	03/15/32	25	22,260

				195,563

Leisure Time 1.0%
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A	7.750	02/15/29	250	255,312

Lodging 0.3%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32	100	85,428

Machinery-Construction & Mining 0.3%
Terex Corp.,
Gtd. Notes, 144A	5.000	05/15/29	75	70,242

Machinery-Diversified 0.8%
Chart Industries, Inc.,
Gtd. Notes, 144A	9.500	01/01/31	30	32,226
Sr. Sec’d. Notes, 144A	7.500	01/01/30	100	103,173

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Machinery-Diversified (cont’d.)
GrafTech Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.625%	12/15/28	50	$32,876
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	11.500	09/01/28	25	26,047

				194,322

Media 7.9%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	375	301,512
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	225	207,819
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	200	111,384
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	200	142,138
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $69,525; purchased 01/19/22 - 06/03/22)(f)	6.625	08/15/27(d)	285	16,657
Sec’d. Notes, 144A (original cost $107,008; purchased 01/10/22 - 08/30/22)(f)	5.375	08/15/26(d)	299	17,771
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	85	35,785
Gtd. Notes	7.375	07/01/28	50	24,289
Gtd. Notes	7.750	07/01/26	125	78,616
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27	150	156,482
Gray Television, Inc.,
Gtd. Notes, 144A	5.875	07/15/26	100	94,917
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A	5.375	08/15/27	105	99,840
Nexstar Media, Inc.,
Gtd. Notes, 144A	5.625	07/15/27	50	47,388
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.500	09/15/26	125	98,442
Sr. Unsec’d. Notes, 144A	6.500	09/15/28	125	60,146
Sinclair Television Group, Inc.,
Gtd. Notes, 144A	5.125	02/15/27	75	68,960
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/01/27	175	169,654
Sr. Sec’d. Notes, 144A	8.000	08/15/28	20	20,103

See Notes to Financial Statements.

PGIM ESG High Yield Fund 19

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Videotron Ltd. (Canada),
Gtd. Notes, 144A	5.125%	04/15/27	100	$97,699
VZ Secured Financing BV (Netherlands),
Sr. Sec’d. Notes, 144A	5.000	01/15/32	200	170,500

				2,020,102

Mining 0.6%
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	6.125	04/01/29	125	122,266
Novelis Corp.,
Gtd. Notes, 144A	4.750	01/30/30	25	22,887

				145,153

Miscellaneous Manufacturing 0.8%
Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625	07/01/27	50	49,043
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	125	114,119
Trinity Industries, Inc.,
Gtd. Notes, 144A	7.750	07/15/28	50	51,764

				214,926

Oil & Gas 2.8%
Antero Resources Corp.,
Gtd. Notes, 144A	5.375	03/01/30	75	71,537
Gtd. Notes, 144A	7.625	02/01/29	25	25,756
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26	50	49,559
Gtd. Notes, 144A	5.875	02/01/29	100	98,812
CNX Resources Corp.,
Gtd. Notes, 144A	7.250	03/01/32	20	19,945
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	125	109,303
Gtd. Notes, 144A	6.750	03/01/29	25	23,060
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	25	24,708
Gtd. Notes, 144A	4.750	02/15/30	25	23,235

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Southwestern Energy Co.,
Gtd. Notes	5.375%	03/15/30	125	$119,656
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	04/30/30	150	136,723

				702,294

Packaging & Containers 1.5%
Graphic Packaging International LLC,
Gtd. Notes	4.125	08/15/24	25	24,746
Gtd. Notes, 144A	3.500	03/01/29	25	22,502
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28	125	112,357
Sr. Unsec’d. Notes, 144A	10.500	07/15/27	25	24,225
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A	7.875	08/15/26	50	50,676
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.625	05/13/27	19	18,970
Gtd. Notes, 144A	7.250	05/15/31	25	25,295
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A	12.750	12/31/28	50	53,352
TriMas Corp.,
Gtd. Notes, 144A	4.125	04/15/29	50	45,567

				377,690

Pharmaceuticals 2.3%
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	125	104,066
Gtd. Notes, 144A	6.125	08/01/28	25	22,995
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	200	88,000
Gtd. Notes, 144A	5.250	01/30/30	300	129,000
Gtd. Notes, 144A	9.000	12/15/25	25	23,500
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A	5.125	04/30/31	200	171,210
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A	7.750	11/15/25	50	40,556

				579,327

See Notes to Financial Statements.

PGIM ESG High Yield Fund 21

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines 3.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375%	06/15/29	100	$95,169
Gtd. Notes, 144A	5.750	03/01/27	50	48,911
Gtd. Notes, 144A	6.625	02/01/32	10	9,965
Cheniere Energy Partners LP,
Gtd. Notes	4.000	03/01/31	150	133,968
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes	4.625	10/15/28	75	72,034
CNX Midstream Partners LP,
Gtd. Notes, 144A	4.750	04/15/30	50	43,821
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	50	51,159
Sr. Unsec’d. Notes, 144A	7.500	06/01/30	25	26,626
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	7.000	08/01/27	75	75,068
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	75	67,311
Venture Global LNG, Inc.,
Sr. Sec’d. Notes, 144A	9.500	02/01/29	100	106,631
Sr. Sec’d. Notes, 144A	9.875	02/01/32	100	105,269

				835,932

Real Estate 1.1%
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A	10.500(cc)	01/15/28	63	64,376
Howard Hughes Corp. (The),
Gtd. Notes, 144A	5.375	08/01/28	150	141,586
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29	75	68,651

				274,613

Real Estate Investment Trusts (REITs) 2.0%
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	75	56,923
Gtd. Notes	9.750	06/15/25	25	24,898
Sr. Unsec’d. Notes	4.750	02/15/28	10	7,967
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	4.625	08/01/29	50	37,255
Gtd. Notes	5.000	10/15/27	100	81,695

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A	7.500%	06/01/25	100	$100,515
SBA Communications Corp.,
Sr. Unsec’d. Notes	3.125	02/01/29	225	199,210

				508,463

Retail 4.5%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A	3.875	01/15/28	100	92,738
Arko Corp.,
Gtd. Notes, 144A	5.125	11/15/29	25	21,667
BCPE Ulysses Intermediate, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%	7.750	04/01/27	25	23,986
Brinker International, Inc.,
Gtd. Notes, 144A	5.000	10/01/24	50	49,625
Gtd. Notes, 144A	8.250	07/15/30	50	52,419
Foundation Building Materials, Inc.,
Gtd. Notes, 144A	6.000	03/01/29	50	44,004
Gap, Inc. (The),
Gtd. Notes, 144A	3.875	10/01/31	75	60,371
LBM Acquisition LLC,
Gtd. Notes, 144A	6.250	01/15/29	75	67,988
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A	4.875	05/01/29	75	67,405
Sr. Unsec’d. Notes, 144A	8.250	08/01/31	50	51,190
Park River Holdings, Inc.,
Gtd. Notes, 144A	5.625	02/01/29	100	84,145
Patrick Industries, Inc.,
Gtd. Notes, 144A	4.750	05/01/29	55	50,368
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.625	12/01/25	125	124,971
Gtd. Notes	6.750	03/01/32	25	24,905
SRS Distribution, Inc.,
Gtd. Notes, 144A	6.000	12/01/29	50	46,542
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27	100	98,561

See Notes to Financial Statements.

PGIM ESG High Yield Fund 23

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Retail (cont’d.)
Superior Plus LP/Superior General Partner, Inc. (Canada),
Gtd. Notes, 144A	4.500%	03/15/29	125		$112,815
White Cap Buyer LLC,
Sr. Unsec’d. Notes, 144A	6.875	10/15/28	75		73,305

					1,147,005

Software 1.6%
Black Knight InfoServ LLC,
Gtd. Notes, 144A (original cost $141,470; purchased 01/06/22 - 04/13/23)(f)	3.625	09/01/28	150		141,133
Boxer Parent Co., Inc.,
Sr. Sec’d. Notes, 144A	7.125	10/02/25	72		72,070
Camelot Finance SA,
Sr. Sec’d. Notes, 144A	4.500	11/01/26	75		71,437
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A	4.875	07/01/29	75		67,995
Sr. Sec’d. Notes, 144A	3.875	07/01/28	50		45,652

					398,287

Telecommunications 3.5%
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1A14, 144A (original cost $15,690; purchased 11/14/23)^(f)	0.000	12/31/30	14		15,690
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $6; purchased 11/14/23)^(f)	0.000	12/31/30	59		—
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $115; purchased 11/14/23)^(f)	0.000	12/31/30	—	(r)	115
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $0; purchased 11/14/23)^(f)	0.000	12/31/30	5		—
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $188,808; purchased 01/30/24 - 01/31/24)(f)	12.000	05/25/27	204		200,181
Digicel MidCo Ltd./DIFL US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500% (original cost $3,561; purchased 01/30/24)(f)	10.500	11/25/28	6		4,412
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A	5.000	05/01/28	50		46,349

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A	6.500%	03/15/30	100	$92,820
Level 3 Financing, Inc.,
Gtd. Notes, 144A	4.250	07/01/28	75	46,125
Gtd. Notes, 144A	4.625	09/15/27	50	32,250
Sr. Sec’d. Notes, 144A	3.400	03/01/27	75	76,500
Sr. Sec’d. Notes, 144A	10.500	05/15/30	50	51,452
Sprint Capital Corp.,
Gtd. Notes	8.750	03/15/32	50	60,421
Sprint LLC,
Gtd. Notes	7.625	02/15/25	275	278,491

				904,806

Transportation 0.9%
GN Bondco LLC,
Sr. Sec’d. Notes, 144A	9.500	10/15/31	50	49,496
RXO, Inc.,
Gtd. Notes, 144A	7.500	11/15/27	100	103,617
XPO, Inc.,
Sr. Sec’d. Notes, 144A	6.250	06/01/28	75	75,207

				228,320

TOTAL CORPORATE BONDS (cost $22,281,214)				20,523,779

FLOATING RATE AND OTHER LOANS 1.4%

Auto Parts & Equipment 0.1%
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	10.169(c)	11/17/28	30	27,936

Computers 0.1%
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.850%	9.178(c)	03/01/29	15	14,748

Housewares 0.3%
SWF Holdings I Corp.,
Initial Term Loan, 1 Month SOFR + 4.114%	9.441(c)	10/06/28	98	88,589

See Notes to Financial Statements.

PGIM ESG High Yield Fund 25

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Insurance 0.1%
Acrisure LLC, 2021-1 Additional Term Loan, 1 Month LIBOR + 3.750%	9.191%(c)	02/15/27	25	$24,754

Media 0.1%
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 10.100%	12.775(c)	05/25/26	15	14,677
Second Lien Term Loan	8.175	08/24/26(d)	25	1,354

				16,031

Software 0.4%
Cotiviti, Inc.,
Term Loan, 1 Month SOFR + 3.500%	7.500(c)	03/31/31	50	50,000
Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%	10.684(c)	07/14/28	51	47,491

				97,491

Telecommunications 0.3%
Digicel International Finance, Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 6.750%	12.063(c)	05/29/27	25	23,898
Level 3 Financing, Inc.,
Tranche B 2027 Term Loan, 1 Month SOFR + 1.864%	7.191(c)	03/01/27	30	29,250
Lumen Technologies, Inc.,
Term B Loan, 1 Month SOFR + 2.364%	7.691(c)	03/15/27	30	21,630
Term Loan	— (p)	06/01/28	6	5,187
MLN US HoldCo LLC, 3L Term B Loan, 3 Month SOFR + 9.350%	14.660(c)	10/18/27	1	80
Initial Term Loan, 3 Month SOFR + 6.540%	11.850(c)	10/18/27	2	1,067
Initial Term Loan (Second Out (First Lien Roll-Up)), 3 Month SOFR + 6.800%	12.110(c)	10/18/27	4	657

				81,769

TOTAL FLOATING RATE AND OTHER LOANS (cost $363,578)				351,318

U.S. TREASURY OBLIGATIONS 9.4%
U.S. Treasury Notes(k)	2.750	04/30/27	408	388,205
U.S. Treasury Notes(k)	4.250	09/30/24	365	362,890
U.S. Treasury Notes	4.250	01/31/26	200	198,516

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	5.000%	10/31/25	1,450	$1,455,664

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,418,620)				2,405,275

			Shares

COMMON STOCK 0.1%

Wireless Telecommunication Services
Digicel International Finance Ltd. (Jamaica) (original cost $9,418; purchased 01/29/24 - 01/30/24)*^(f) (cost $9,418)			7,746	14,020

PREFERRED STOCK 0.1%

Wireless Telecommunication Services
Digicel International Finance Ltd. (Jamaica) (original cost $21,760; purchased 01/26/24 - 01/29/24)*^(f) (cost $21,760)			2,503	25,030

TOTAL LONG-TERM INVESTMENTS (cost $25,821,713)				24,052,628

SHORT-TERM INVESTMENTS 5.0%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 5.545%)(wb)			913,835	913,835
PGIM Core Short-Term Bond Fund(wb)			38,845	354,657

TOTAL SHORT-TERM INVESTMENTS (cost $1,267,766)				1,268,492

TOTAL INVESTMENTS 99.4% (cost $27,089,479)				25,321,120
Other assets in excess of liabilities(z) 0.6%				160,251

NET ASSETS 100.0%				$25,481,371

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar
144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

See Notes to Financial Statements.

PGIM ESG High Yield Fund 27

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
CDX—Credit Derivative Index
CGM—Citigroup Global Markets, Inc.
CLO—Collateralized Loan Obligation
iBoxx—Bond Market Indices
JPS—J.P. Morgan Securities LLC
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MSI—Morgan Stanley & Co International PLC
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
T—Swap payment upon termination

* Non-income producing security.
# Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^ Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $54,855 and 0.2% of net assets.
(c) Variable rate instrument. The interest rate shown reflects the rate in effect at February 29, 2024.

(cc)   Variable rate instrument. The rate shown is based on the latest available information as of February 29, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d) Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(f)  Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $576,080. The aggregate value of $457,916 is 1.8% of net assets.

(ff) Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k) Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo) Perpetual security. Maturity date represents next call date.
(p) Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r) Principal or notional amount is less than $500 par.
(wb) Represents an investment in a Fund affiliated with the Manager.
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at February 29, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
4	2 Year U.S. Treasury Notes	Jun. 2024	$819,000	$(168)
3	5 Year U.S. Treasury Notes	Jun. 2024	320,719	67
2	20 Year U.S. Treasury Bonds	Jun. 2024	238,500	1,832
2	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	255,750	2,017

				3,748

See Notes to Financial Statements.

28

Futures contracts outstanding at February 29, 2024 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Position:
5	10 Year U.S. Treasury Notes	Jun. 2024	$552,187	$(1,553)

				$2,195

Credit default swap agreement outstanding at February 29, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at February 29, 2024(4)	Value at Trade Date	Value at February 29, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.41.V2	12/20/28	5.000%(Q)	1,346	3.383%	$53,865	$98,900	$45,035

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front

See Notes to Financial Statements.

PGIM ESG High Yield Fund 29

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at February 29, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 5.320%	BARC	06/20/24	1,730	$(8,084)	$—	$(8,084)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.320%	MSI	09/20/24	(790)	(5,023)	—	(5,023)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.320%	BNP	09/20/24	(204)	47	—	47

					$(13,060)	$—	$(13,060)

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$—	$—	$47	$(13,107)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$379,605
JPS	—	158,898

Total	$—	$538,503

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

See Notes to Financial Statements.

30

Level 1—unadjusted quoted prices generally in active markets for identical securities. identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 29, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$733,206	$—
Corporate Bonds	—	20,507,974	15,805
Floating Rate and Other Loans	—	351,318	—
U.S. Treasury Obligations	—	2,405,275	—
Common Stock	—	—	14,020
Preferred Stock	—	—	25,030
Short-Term Investments
Affiliated Mutual Funds	1,268,492	—	—

Total	$1,268,492	$23,997,773	$54,855

Other Financial Instruments*
Assets
Futures Contracts	$3,916	$—	$—
Centrally Cleared Credit Default Swap Agreement	—	45,035	—
OTC Total Return Swap Agreement	—	47	—

Total	$3,916	$45,082	$—

Liabilities
Futures Contracts	$(1,721)	$—	$—
OTC Total Return Swap Agreements	—	(13,107)	—

Total	$(1,721)	$(13,107)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 29, 2024 were as follows:

U.S. Treasury Obligations	9.4%
Media	8.0
Commercial Services	7.9
Home Builders	7.1

Diversified Financial Services	5.8%
Affiliated Mutual Funds	5.0
Retail	4.5
Telecommunications	3.8

See Notes to Financial Statements.

PGIM ESG High Yield Fund 31

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Industry Classification (continued):

Healthcare-Services	3.7%
Pipelines	3.3
Collateralized Loan Obligations	2.9
Oil & Gas	2.8
Computers	2.4
Pharmaceuticals	2.3
Real Estate Investment Trusts (REITs)	2.0
Software	2.0
Foods	1.6
Building Materials	1.6
Packaging & Containers	1.5
Aerospace & Defense	1.4
Auto Parts & Equipment	1.3
Environmental Control	1.2
Banks	1.2
Apparel	1.2
Auto Manufacturers	1.1
Real Estate	1.1
Healthcare-Products	1.0
Housewares	1.0
Distribution/Wholesale	1.0
Leisure Time	1.0
Transportation	0.9

Airlines	0.8%
Miscellaneous Manufacturing	0.8
Chemicals	0.8
Iron/Steel	0.8
Machinery-Diversified	0.8
Electrical Components & Equipment	0.8
Mining	0.6
Internet	0.5
Engineering & Construction	0.4
Insurance	0.4
Lodging	0.3
Machinery-Construction & Mining	0.3
Household Products/Wares	0.3
Gas	0.2
Advertising	0.2
Wireless Telecommunication Services	0.2
Electronics	0.1
Home Furnishings	0.1

99.4
Other assets in excess of liabilities	0.6

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 29, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$45,035	*	—	$—
Interest rate contracts	Due from/to broker-variation margin futures	3,916	*	Due from/to broker-variation margin futures	1,721	*

See Notes to Financial Statements.

32

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on OTC swap agreements	$47	Unrealized depreciation on OTC swap agreements	$13,107

		$48,998		$14,828

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 29, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$153,772
Foreign exchange contracts	—	1,920	—
Interest rate contracts	6,452	—	12,937

Total	$6,452	$1,920	$166,709

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$(23,913)
Foreign exchange contracts	—	(1,707)	—
Interest rate contracts	(2,988)	—	(18,929)

Total	$(2,988)	$(1,707)	$(42,842)

For the six months ended February 29, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$1,755,107
Futures Contracts - Short Positions (1)	552,109
Forward Foreign Currency Exchange Contracts - Purchased (2)	62,793
Forward Foreign Currency Exchange Contracts - Sold (2)	116,677
Credit Default Swap Agreements - Buy Protection (1)	540,000
Credit Default Swap Agreements - Sell Protection (1)	2,254,283

See Notes to Financial Statements.

PGIM ESG High Yield Fund 33

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Derivative Contract Type	Average Volume of Derivative Activities*

Total Return Swap Agreements (1)	$1,042,000

*	Average volume is based on average quarter end balances for the six months ended February 29, 2024.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$—	$(8,084)	$(8,084)	$—	$(8,084)
BNP	47	—	47	—	47
MSI	—	(5,023)	(5,023)	—	(5,023)

	$47	$(13,107)	$(13,060)	$—	$(13,060)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

34

Statement of Assets and Liabilities (unaudited)

as of February 29, 2024

Assets

Investments at value:
Unaffiliated investments (cost $25,821,713)	$24,052,628
Affiliated investments (cost $1,267,766)	1,268,492
Cash	1,338
Foreign currency, at value (cost $10,152)	10,126
Interest receivable	371,690
Receivable from custodian	35,887
Due from Manager	10,057
Due from broker—variation margin swaps	2,311
Due from broker—variation margin futures	2,109
Unrealized appreciation on OTC swap agreements	47
Prepaid expenses	736

Total Assets	25,755,421

Liabilities

Dividends payable	127,757
Payable for investments purchased	90,378
Audit fee payable	23,775
Unrealized depreciation on OTC swap agreements	13,107
Custodian and accounting fee payable	8,704
Accrued expenses and other liabilities	8,390
Directors’ fees payable	1,552
Affiliated transfer agent fee payable	222
Payable for Fund shares purchased	132
Distribution fee payable	33

Total Liabilities	274,050

Net Assets	$25,481,371

Net assets were comprised of:
Common stock, at par	$29,314
Paid-in capital in excess of par	28,702,800
Total distributable earnings (loss)	(3,250,743)

Net assets, February 29, 2024	$25,481,371

See Notes to Financial Statements.

PGIM ESG High Yield Fund 35

Statement of Assets and Liabilities (unaudited)

as of February 29, 2024

Class A

Net asset value and redemption price per share, ($119,304 ÷ 13,715 shares of common stock issued and outstanding)	$8.70
Maximum sales charge (3.25% of offering price)	0.29

Maximum offering price to public	$8.99

Class C

Net asset value, offering price and redemption price per share, ($12,694 ÷ 1,460 shares of common stock issued and outstanding)	$8.69

Class Z

Net asset value, offering price and redemption price per share, ($462,448 ÷ 53,183 shares of common stock issued and outstanding)	$8.70

Class R6

Net asset value, offering price and redemption price per share, ($24,886,925 ÷ 2,863,056 shares of common stock issued and outstanding)	$8.69

See Notes to Financial Statements.

36

Statement of Operations (unaudited)

Six Months Ended February 29, 2024

Net Investment Income (Loss)
Income
Interest income	$730,490
Affiliated dividend income	36,518

Total income	767,008

Expenses
Management fee	60,652
Distribution fee(a)	206
Audit fee	23,775
Professional fees	20,020
Custodian and accounting fees	19,362
Registration fees(a)	18,390
Shareholders’ reports	11,210
Fund data services	10,546
Directors’ fees	4,938
Transfer agent’s fees and expenses (including affiliated expense of $656)(a)	702
Miscellaneous	4,218

Total expenses	174,019
Less: Fee waiver and/or expense reimbursement(a)	(121,975)

Net expenses	52,044

Net investment income (loss)	714,964

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(379,888)
Futures transactions	6,452
Forward currency contract transactions	1,920
Swap agreement transactions	166,709
Foreign currency transactions	(3,981)

(208,788)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(372))	989,682
Futures	(2,988)
Forward currency contracts	(1,707)
Swap agreements	(42,842)
Foreign currencies	(6)

942,139

Net gain (loss) on investment and foreign currency transactions	733,351

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,448,315

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	145	61	—	—
Registration fees	5,001	4,428	5,050	3,911
Transfer agent’s fees and expenses	296	53	270	83
Fee waiver and/or expense reimbursement	(5,711)	(4,527)	(6,412)	(105,325)

See Notes to Financial Statements.

PGIM ESG High Yield Fund 37

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 29, 2024	Year Ended August 31, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$714,964	$1,299,642
Net realized gain (loss) on investment and foreign currency transactions	(208,788)	(433,253)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	942,139	662,666

Net increase (decrease) in net assets resulting from operations	1,448,315	1,529,055

Dividends and Distributions
Distributions from distributable earnings
Class A	(3,734)	(2,199)
Class C	(346)	(645)
Class Z	(10,087)	(24,171)
Class R6	(809,256)	(1,500,041)

	(823,423)	(1,527,056)

Fund share transactions
Net proceeds from shares sold	210,970	355,174
Net asset value of shares issued in reinvestment of dividends and distributions	695,041	1,526,730
Cost of shares purchased	(28,380)	(307,734)

Net increase (decrease) in net assets from Fund share transactions	877,631	1,574,170

Total increase (decrease)	1,502,523	1,576,169

Net Assets:
Beginning of period	23,978,848	22,402,679

End of period	$25,481,371	$23,978,848

See Notes to Financial Statements.

38

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended February 29, 2024		Year Ended August 31, 2023		December 08, 2021(a) through August 31, 2022
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$8.48		$8.49		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.45		0.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.26		0.07		(1.45)
Total from investment operations	0.49		0.52		(1.18)
Less Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.53)		(0.33)
Net asset value, end of period	$8.70		$8.48		$8.49
Total Return(c):	5.90%		6.34%		(11.93)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$119		$91		$45
Average net assets (000)	$117		$35		$43
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.82	%(e)(f)	0.83	%(f)	0.80	%(g)
Expenses before waivers and/or expense reimbursement	10.62	%(e)	31.62%		64.44	%(g)
Net investment income (loss)	5.51	%(e)	5.31%		4.07	%(g)
Portfolio turnover rate(h)	15%		18%		24%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

Includes certain non-recurring expenses of 0.02% and 0.03%, respectively, which are being excluded from the Fund’s contractual waiver for the six months ended February 29, 2024 and for the year ended August 31, 2023, respectively.

(g)	Annualized, with the exception of certain non-recurring expenses.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM ESG High Yield Fund 39

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended February 29, 2024		Year Ended August 31, 2023		December 08, 2021(a) through August 31, 2022
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$8.48		$8.48		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.38		0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.25		0.09		(1.45)
Total from investment operations	0.45		0.47		(1.23)
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.47)		(0.29)
Net asset value, end of period	$8.69		$8.48		$8.48
Total Return(c):	5.41%		5.74%		(12.48)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13		$12		$11
Average net assets (000)	$12		$12		$12
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.52	%(e)(f)	1.51	%(f)	1.50	%(g)
Expenses before waivers and/or expense reimbursement	76.17	%(e)	80.49%		222.32	%(g)
Net investment income (loss)	4.81	%(e)	4.59%		3.28	%(g)
Portfolio turnover rate(h)	15%		18%		24%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

Includes certain non-recurring expenses of 0.02% and 0.01%, respectively, which are being excluded from the Fund’s contractual waiver for the six months ended February 29, 2024 and for the year ended August 31, 2023, respectively.

(g)	Annualized, with the exception of certain non-recurring expenses.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

40

Class Z Shares
	Six Months Ended February 29, 2024		Year Ended August 31, 2023		December 08, 2021(a) through August 31, 2022
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$8.48		$8.49		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.24		0.46		0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.26		0.09		(1.45)
Total from investment operations	0.50		0.55		(1.16)
Less Dividends and Distributions:
Dividends from net investment income	(0.28)		(0.56)		(0.35)
Net asset value, end of period	$8.70		$8.48		$8.49
Total Return(c):	6.03%		6.62%		(11.76)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$462		$284		$271
Average net assets (000)	$305		$367		$176
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.56	%(e)(f)	0.55	%(f)	0.54	%(g)
Expenses before waivers and/or expense reimbursement	4.79	%(e)	4.33%		16.33	%(g)
Net investment income (loss)	5.77	%(e)	5.55%		4.52	%(g)
Portfolio turnover rate(h)	15%		18%		24%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

Includes certain non-recurring expenses of 0.02% and 0.01%, respectively, which are being excluded from the Fund’s contractual waiver for the six months ended February 29, 2024 and for the year ended August 31, 2023, respectively.

(g)	Annualized, with the exception of certain non-recurring expenses.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM ESG High Yield Fund 41

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended February 29, 2024		Year Ended August 31, 2023		December 08, 2021(a) through August 31, 2022
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$8.48		$8.48		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.25		0.48		0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.25		0.07		(1.45)
Total from investment operations	0.50		0.55		(1.16)
Less Dividends and Distributions:
Dividends from net investment income	(0.29)		(0.55)		(0.36)
Net asset value, end of period	$8.69		$8.48		$8.48
Total Return(c):	5.98%		6.88%		(11.78)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$24,887		$23,592		$22,076
Average net assets (000)	$23,960		$22,479		$23,304
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.42	%(e)(f)	0.42	%(f)	0.41	%(g)
Expenses before waivers and/or expense reimbursement	1.30	%(e)	1.39%		1.34	%(g)
Net investment income (loss)	5.90	%(e)	5.68%		4.35	%(g)
Portfolio turnover rate(h)	15%		18%		24%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

Includes certain non-recurring expenses of 0.01% and 0.01%, respectively, which are being excluded from the Fund’s contractual waiver for the six months ended February 29, 2024 and for the year ended August 31, 2023, respectively.

(g)	Annualized, with the exception of certain non-recurring expenses.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

42

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios, Inc. 15 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM ESG High Yield Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek total return, through a combination of current income and capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

PGIM ESG High Yield Fund 43

Notes to Financial Statements (unaudited) (continued)

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued

44

using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

PGIM ESG High Yield Fund 45

Notes to Financial Statements (unaudited) (continued)

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the

46

terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit

PGIM ESG High Yield Fund 47

Notes to Financial Statements (unaudited) (continued)

event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

48

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Floating Rate and Other Loans: The Fund invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Fund acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and

PGIM ESG High Yield Fund 49

Notes to Financial Statements (unaudited) (continued)

early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or

50

recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Offering and Organization Costs: Offering costs paid in connection with the initial offering of shares of the Fund are being amortized on a straight-line basis over twelve months from the date of commencement of operations. Organization costs paid in connection with the organization of the Fund were expensed as incurred.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

PGIM ESG High Yield Fund 51

Notes to Financial Statements (unaudited) (continued)

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadvisers’ performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, and PGIM Limited (collectively the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended February 29, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.50% of average daily net assets up to and including $250 million;	0.50%

0.475% on the next $500 million of average daily net assets;

0.45% on the next $750 million of average daily net assets;

0.425% on the next $500 million of average daily net assets;

0.40% on the next $500 million of average daily net assets;

0.375% on the next $500 million of average daily net assets; and
0.35% of average daily net assets over $3 billion.

The Manager has contractually agreed, through December 31, 2024, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a

52

certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	0.80%
C	1.50
Z	0.54
R6	0.41

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.25%	0.25%

C	1.00	1.00

Z	N/A	N/A

R6	N/A	N/A

For the reporting period ended February 29, 2024, PIMS has not received any front-end sales charges (“FESL”) resulting from sales of certain class shares. Additionally, for the reporting period ended February 29, 2024, PIMS did not receive any contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain Class A and Class C shareholders.

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PGIM ESG High Yield Fund 53

Notes to Financial Statements (unaudited) (continued)

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., registered under the 1940 Act and managed by PGIM Investments. The Fund may also invest in the PGIM Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission (“SEC”), a fund of Prudential Investment Portfolios 2 (together with PGIM Core Government Fund, the “Core Funds”) registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Funds. In addition to the realized and unrealized gains on investments in the Core Funds, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended February 29, 2024, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended February 29, 2024, were as follows:

Cost of Purchases	Proceeds from Sales

$3,275,022	$3,134,396

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended February 29, 2024, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.545%)(1)(wb)
$1,431,308	$2,902,950	$3,420,423	$—	$—	$ 913,835	913,835	$25,143

54

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Core Short-Term Bond Fund(1)(wb)
$ 343,654	$ 11,375	$ —	$(372)	$—	$ 354,657	38,845	$11,375
$1,774,962	$2,914,325	$3,420,423	$(372)	$—	$1,268,492		$36,518

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of February 29, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$27,130,992	$303,170	$(2,078,872)	$(1,775,702)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of August 31, 2023 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized

$880,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the two fiscal years up to the most recent fiscal year ended August 31, 2023 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis

PGIM ESG High Yield Fund 55

Notes to Financial Statements (unaudited) (continued)

approximately eight years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 96,525,000,000 shares of common stock, $0.01 par value per share, 1,500,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares
A	200,000,000
C	300,000,000
Z	600,000,000
R6	400,000,000

As of February 29, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
A	1,140	8.3%
C	1,123	76.9
Z	1,147	2.2
R6	2,861,175	99.9

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	1	97.6%
Unaffiliated	—	—

56

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended February 29, 2024:
Shares sold	5,596	$47,431
Shares issued in reinvestment of dividends and distributions	363	3,098
Shares purchased	(2,954)	(25,431)
Net increase (decrease) in shares outstanding	3,005	$25,098

Year ended August 31, 2023:
Shares sold	8,945	$75,608
Shares issued in reinvestment of dividends and distributions	236	1,978
Shares purchased	(3,727)	(31,328)
Net increase (decrease) in shares outstanding	5,454	$46,258

Class C
Six months ended February 29, 2024:
Shares issued in reinvestment of dividends and distributions	40	$346
Net increase (decrease) in shares outstanding	40	$346

Year ended August 31, 2023:
Shares issued in reinvestment of dividends and distributions	77	$645
Net increase (decrease) in shares outstanding	77	$645

Class Z
Six months ended February 29, 2024:
Shares sold	18,873	$163,539
Shares issued in reinvestment of dividends and distributions	1,176	10,030
Shares purchased	(341)	(2,949)
Net increase (decrease) in shares outstanding	19,708	$170,620

Year ended August 31, 2023:
Shares sold	31,771	$264,602
Shares issued in reinvestment of dividends and distributions	2,878	24,066
Shares purchased	(33,110)	(276,406)
Net increase (decrease) in shares outstanding	1,539	$12,262

Class R6
Six months ended February 29, 2024:
Shares issued in reinvestment of dividends and distributions	80,339	$681,567
Net increase (decrease) in shares outstanding	80,339	$681,567

PGIM ESG High Yield Fund 57

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Year ended August 31, 2023:
Shares sold	1,774	$14,964
Shares issued in reinvestment of dividends and distributions	179,122	1,500,041
Net increase (decrease) in shares outstanding	180,896	$1,515,005

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/29/2023 - 9/26/2024	9/30/2022 – 9/28/2023
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended February 29, 2024.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

58

Covenant-Lite Risk: Some of the loans or debt obligations in which the Portfolio may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Portfolio in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Portfolio may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Portfolio’s exposure to losses may be increased, which could result in an adverse impact on the Portfolio’s net income and NAV.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund. and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

PGIM ESG High Yield Fund 59

Notes to Financial Statements (unaudited) (continued)

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in periods of unusually high volatility in a market or a segment of a market, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide. In addition, it remains uncertain that governmental entities will intervene in response to market disturbances, and the effect of any such future intervention cannot be predicted.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

ESG Methodology Risk: Because the subadviser utilizes screens and other exclusionary tools in its ESG methodology, this may result in the Fund forgoing opportunities to make certain investments when it might otherwise be advantageous to do so, or sell investments based on its ESG methodology criteria when it might be otherwise disadvantageous for it to do so. In evaluating an issuer, the subadviser is dependent upon information and data, including from third party data providers, that may be incomplete, inaccurate, or unavailable, or that may present conflicting information and data with respect to an issuer, which in each case could cause the subadviser to incorrectly assess an issuer’s business practices with respect to ESG. Issuers that are a assigned a higher ESG Impact Rating by the subadviser may underperform similar issuers that have a lower ESG Impact Rating and/or

60

may underperform the market as a whole. As a result, the Fund may underperform funds that do not screen or score companies based on ESG factors or funds that use a different ESG methodology. ESG Impact Ratings are inherently subjective and the subadviser’s assessment of an issuer, based on the issuer’s level of involvement in a particular industry or the issuer’s ESG Impact Ratings may differ from that of other funds or an investor. As a result, the Fund may invest in issuers that do not reflect the beliefs or values of any particular investor and may not be deemed to exhibit positive or favorable ESG characteristics if different metrics were used to evaluate them.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt

PGIM ESG High Yield Fund 61

Notes to Financial Statements (unaudited) (continued)

obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risks: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be

62

incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

New Fund Risk: The Fund recently commenced operations. As a new and relatively small fund, the Fund’s performance may not represent how the Fund is expected to or may perform in the long term if it becomes larger and after it has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, either of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for all shareholders. Such a liquidation could result in transaction costs and have negative tax consequences for shareholders.

PGIM ESG High Yield Fund 63

Notes to Financial Statements (unaudited) (continued)

10.	Recent Regulatory Developments

Effective January 24, 2023, the Securities and Exchange Commission adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

64

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street	(800)225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President and Principal Executive Officer • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Andrew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • George Hoyt, Assistant Secretary • Devan Goolsby, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM ESG High Yield Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

 Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM ESG HIGH YIELD FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PGANX	PGAUX	PGAVX	PGAQX

CUSIP	74442J802	74442J885	74442J877	74442J869

MF249E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Exhibits
(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(a)(2)(1) Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(a)(2)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 15

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	April 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 16, 2024

By:	/s/ Christian J. Kelly
Christian J. Kelly Chief Financial Officer
(Principal Financial Officer)

Date:	April 16, 2024